UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya CBRE Global Infrastructure Fund
Voya CBRE Long/Short Fund
Voya Diversified Emerging Markets Debt Fund
Voya Global Bond Fund
Voya Global Corporate Leaders® 100 Fund
Voya Global Equity Dividend Fund
Voya Global Equity Fund
Voya Global Perspectives® Fund
Voya Global Real Estate Fund
Voya International High Dividend Low Volatility Fund
Voya International Real Estate Fund
Voya Multi-Manager Emerging Markets Equity Fund
Voya Multi-Manager International Equity Fund
Voya Multi-Manager International Factors Fund
Voya Multi-Manager International Small Cap Fund
Voya Russia Fund

The schedules are not audited.

Voya CBRE Global Infrastructure Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Australia: 7.5%
101,913		APA Group	$681,267	0.7
375,203		Atlas Arteria Ltd.	1,817,990	1.9
828,870		Spark Infrastructure Group	1,456,446	1.6
640,103		Sydney Airport	3,055,389	3.3
			7,011,092	7.5

		Canada: 11.0%
5,500		Canadian National Railway Co. - CNR	458,979	0.5
12,800		Canadian Pacific Railway Ltd.	2,623,515	2.8
106,900		Enbridge, Inc.	3,905,985	4.2
37,900		Fortis, Inc.	1,351,645	1.5
53,600		Pembina Pipeline Corp.	1,909,929	2.0
			10,250,053	11.0

		China: 1.9%
833,200		Beijing Capital International Airport Co., Ltd. - H Shares	781,546	0.9
242,000		China Resources Gas Group Ltd.	952,296	1.0
			1,733,842	1.9

		France: 4.0%
4,264		Aeroports de Paris	815,705	0.9
33,330		Vinci SA	2,932,716	3.1
			3,748,421	4.0

		Germany: 1.9%
22,541		Fraport AG Frankfurt Airport Services Worldwide	1,781,500	1.9

		Italy: 2.0%
306,590		Enel S.p.A.	1,853,002	2.0

		Japan: 3.5%
58,544		Chubu Electric Power Co., Inc.	926,667	1.0
24,824		East Japan Railway Co.	2,299,937	2.5
			3,226,604	3.5

		Mexico: 2.4%
354,400		Infraestructura Energetica Nova SAB de CV	1,390,004	1.5
82,500		Promotora y Operadora de Infraestructura SAB de CV	839,571	0.9
			2,229,575	2.4

		Spain: 7.8%
13,701	(1)	Aena SME SA	2,368,308	2.5
19,579	(1)	Cellnex Telecom SA	551,727	0.6
158,580		Ferrovial SA	3,556,130	3.8
101,116		Iberdrola S.A.	835,771	0.9
			7,311,936	7.8
		United Kingdom: 4.5%
151,222		National Grid PLC	1,646,711	1.7
259,515		Pennon Group PLC	2,599,322	2.8
			4,246,033	4.5

		United States: 51.9%
48,500		American Electric Power Co., Inc.	3,837,320	4.1
9,300		American Tower Corp.	1,607,412	1.7
7,900		American Water Works Co., Inc.	755,793	0.8
86,700		Antero Midstream GP L.P.	1,163,514	1.3
31,000		Atmos Energy Corp.	3,026,530	3.2
49,137	(2)	Cheniere Energy, Inc.	3,225,844	3.5
32,284		CMS Energy Corp.	1,683,288	1.8
39,502		Crown Castle International Corp.	4,624,104	5.0
53,100		Dominion Energy, Inc.	3,729,744	4.0
4,866		Equinix, Inc.	1,917,204	2.1
37,935		Evergy, Inc.	2,174,434	2.3
45,800		Exelon Corp.	2,187,408	2.3
62,800		FirstEnergy Corp.	2,461,760	2.6
15,370		NextEra Energy, Inc.	2,750,923	2.9
22,500		Public Service Enterprise Group, Inc.	1,227,375	1.3
25,600		Sempra Energy	2,994,688	3.2
9,000		Southwest Gas Holdings, Inc.	704,880	0.8
21,200		Union Pacific Corp.	3,372,284	3.6
157,600		Williams Cos., Inc.	4,244,168	4.5
29,200	(2)	Zayo Group Holdings, Inc.	801,540	0.9
			48,490,213	51.9

	Total Common Stock
	(Cost $88,858,345)		91,882,271	98.4

SHORT-TERM INVESTMENTS: 1.4%
		Mutual Funds: 1.4%
1,351,907	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290%
		(Cost $1,351,907)	1,351,907	1.4
	Total Short-Term Investments
	(Cost $1,351,907)		1,351,907	1.4

	Total Investments in Securities (Cost $90,210,252)		$93,234,178	99.8
	Assets in Excess of Other Liabilities		188,868	0.2
	Net Assets		$93,423,046	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Non-income producing security.

(3)	Rate shown is the 7-day yield as of January 31, 2019.

Voya CBRE Global Infrastructure Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2019 (Unaudited) (Continued)

Industry Diversification	Percentage of Net Assets
Electric Utilities	21.2%
Oil & Gas Storage & Transportation	15.5
Multi-Utilities	12.0
Airport Services	9.5
Railroads	9.4
Specialized REITs	8.8
Gas Utilities	7.2
Construction & Engineering	6.9
Water Utilities	3.6
Highways & Railtracks	2.8
Alternative Carriers	0.9
Integrated Telecommunication Services	0.6
Assets in Excess of Other Liabilities*	1.6
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$7,011,092	$–	$7,011,092
Canada	10,250,053	–	–	10,250,053
China	–	1,733,842	–	1,733,842
France	–	3,748,421	–	3,748,421
Germany	–	1,781,500	–	1,781,500
Italy	–	1,853,002	–	1,853,002
Japan	–	3,226,604	–	3,226,604
Mexico	2,229,575	–	–	2,229,575
Spain	–	7,311,936	–	7,311,936
United Kingdom	–	4,246,033	–	4,246,033
United States	48,490,213	–	–	48,490,213
Total Common Stock	60,969,841	30,912,430	–	91,882,271
Short-Term Investments	1,351,907	–	–	1,351,907
Total Investments, at fair value	$62,321,748	$30,912,430	$–	$93,234,178
Other Financial Instruments+
Forward Foreign Currency Contracts	–	19	–	19
Total Assets	$62,321,748	$30,912,449	$–	$93,234,197
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(199)	$–	$(199)
Total Liabilities	$–	$(199)	$–	$(199)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya CBRE Global Infrastructure Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2019 (Unaudited) (Continued)

At January 31, 2019, the following forward foreign currency contracts were outstanding for Voya CBRE Global Infrastructure Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	2,343,135	USD	122,785	Brown Brothers Harriman & Co.	02/05/19	$(199)
HKD	1,835,804	USD	233,990	Brown Brothers Harriman & Co.	02/08/19	19
						$(180)

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
MXN	-	Mexican Peso
USD	-	United States Dollar

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $90,525,719.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,051,620
Gross Unrealized Depreciation	(2,319,574)

Net Unrealized Appreciation	$2,732,046

Voya CBRE Long/Short Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 123.5%
	Diversified REITs: 8.9%
31,277	(1) Alexander & Baldwin, Inc.	$720,622	1.6
15,200	Liberty Property Trust	716,528	1.5
43,400	Store Capital Corp.	1,402,688	3.0
161,100	Vereit, Inc.	1,301,688	2.8
		4,141,526	8.9

	Health Care REITs: 9.8%
70,900	Healthcare Trust of America, Inc.	2,014,978	4.4
32,388	Welltower, Inc.	2,509,746	5.4
		4,524,724	9.8

	Hotel & Resort REITs: 9.2%
55,770	MGM Growth Properties LLC	1,728,870	3.7
31,500	Park Hotels & Resorts, Inc.	947,205	2.0
28,300	Pebblebrook Hotel Trust	907,015	2.0
37,400	RLJ Lodging Trust	693,770	1.5
		4,276,860	9.2

	Hotels, Resorts & Cruise Lines: 3.4%
21,145	Hilton Worldwide Holdings, Inc.	1,574,880	3.4

	Office REITs: 23.8%
15,824	Alexandria Real Estate Equities, Inc.	2,084,179	4.5
65,700	Brandywine Realty Trust	988,785	2.1
64,900	Columbia Property Trust, Inc.	1,432,343	3.1
120,500	Cousins Properties, Inc.	1,066,425	2.3
55,400	Hudson Pacific Properties, Inc.	1,798,838	3.9
52,700	Piedmont Office Realty Trust, Inc.	1,020,272	2.2
64,636	Tier REIT, Inc.	1,518,946	3.3
15,800	Vornado Realty Trust	1,104,578	2.4
		11,014,366	23.8

	Real Estate Development: 2.6%
162,000	China Overseas Land & Investment Ltd.	611,085	1.3
150,000	China Resources Land Ltd.	585,265	1.3
		1,196,350	2.6

	Residential REITs: 23.0%
37,995	American Campus Communities, Inc.	1,748,530	3.8
12,256	AvalonBay Communities, Inc.	2,364,427	5.1
48,095	Equity Residential	3,489,773	7.5
37,800	NexPoint Residential Trust, Inc.	1,414,098	3.0
14,980	Sun Communities, Inc.	1,646,452	3.6
		10,663,280	23.0

	Retail REITs: 24.9%
82,400	Brixmor Property Group, Inc.	1,411,512	3.1
25,478	Brookfield Property REIT, Inc.	463,699	1.0
58,900	Kite Realty Group Trust	979,507	2.1
28,700	Regency Centers Corp.	1,865,500	4.0
20,805	Simon Property Group, Inc.	3,789,007	8.2
40,500	Tanger Factory Outlet Centers, Inc.	921,375	2.0
23,674	Taubman Centers, Inc.	1,178,965	2.5
5,291	(1) Unibail-Rodamco-Westfield	951,594	2.0
		11,561,159	24.9

	Specialized REITs: 17.9%
31,100	CubeSmart	962,545	2.1
18,136	CyrusOne, Inc.	982,971	2.1
6,056	Equinix, Inc.	2,386,064	5.1
9,940	Extra Space Storage, Inc.	980,184	2.1
9,500	Life Storage, Inc.	933,565	2.0
74,767	VICI Properties, Inc.	1,609,734	3.5
17,700	(1) Weyerhaeuser Co.	462,051	1.0
		8,317,114	17.9

	Total Common Stock
	(Cost $54,057,292)	57,270,259	123.5

EXCHANGE-TRADED FUNDS: 2.1%
27,900	iShares U.S. Home Construction ETF	955,575	2.1

	Total Exchange-Traded Funds
	(Cost $885,951)	955,575	2.1

SECURITIES SOLD SHORT: -52.7%
	Diversified Real Estate Activities: -1.0%
(6,900)	RMR Group, Inc.	(455,469)	(1.0)

	Diversified REITs: -2.5%
(15,800)	WP Carey, Inc.	(1,183,262)	(2.5)

	Exchange-Traded Funds: -4.2%
(23,300)	Vanguard Real Estate ETF	(1,943,453)	(4.2)

	Health Care REITs: -6.8%
(27,300)	LTC Properties, Inc.	(1,295,112)	(2.8)
(136,200)	Senior Housing Properties Trust	(1,875,474)	(4.0)
		(3,170,586)	(6.8)

	Hotel & Resort REITs: -3.2%
(26,900)	Chesapeake Lodging Trust	(766,112)	(1.7)
(38,000)	Hersha Hospitality Trust	(704,140)	(1.5)
		(1,470,252)	(3.2)

	Office REITs: -5.9%
(42,700)	Mack-Cali Realty Corp.	(879,620)	(1.9)

Voya CBRE Long/Short Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SECURITIES SOLD SHORT: (continued)
	Office REITs: (continued)
(13,800)	Office Properties Income Trust	$(442,014)	(1.0)
(15,196)	SL Green Realty Corp.	(1,404,566)	(3.0)
		(2,726,200)	(5.9)

	Residential REITs: -11.8%
(68,200)	American Homes 4 Rent	(1,507,902)	(3.3)
(28,300)	Apartment Investment & Management Co. - Class A	(1,401,416)	(3.0)
(22,800)	Boardwalk Real Estate Investment Trust	(696,347)	(1.5)
(9,600)	(1) Camden Property Trust	(928,735)	(2.0)
(3,426)	(1) Essex Property Trust, Inc.	(929,363)	(2.0)
		(5,463,763)	(11.8)

	Retail REITs: -8.6%
(35,275)	Macerich Co.	(1,628,294)	(3.5)
(52,900)	Retail Opportunity Investments Corp.	(929,453)	(2.0)
(23,000)	Urban Edge Properties	(469,660)	(1.0)
(167,747)	Washington Prime Group, Inc.	(952,803)	(2.1)
		(3,980,210)	(8.6)

	Specialized REITs: -8.7%
(12,500)	Coresite Realty Corp.	(1,234,875)	(2.7)
(8,600)	Digital Realty Trust, Inc.	(931,724)	(2.0)
(8,798)	Public Storage, Inc.	(1,869,751)	(4.0)
		(4,036,350)	(8.7)

	Total Securities Sold Short
	(Proceeds $(23,512,376))	(24,429,545)	(52.7)

	Total Investments in Securities (Cost $31,430,867)	$33,796,289	72.9
	Assets in Excess of Other Liabilities	12,561,206	27.1
	Net Assets	$46,357,495	100.0

(1)	Non-income producing security.

Industry Weightings as of January 31, 2019
(as a percentage of net assets)
	Long	Short	Net
Office REITs	23.8%	(5.9)%	17.9%
Retail REITs	24.9	(8.6)	16.3
Residential REITs	23.0	(11.8)	11.2
Specialized REITs	17.9	(8.7)	9.2
Diversified REITs	8.9	(2.5)	6.4
Hotel & Resort REITs	9.2	(3.2)	6.0
Hotels, Resorts & Cruise Lines	3.4	0.0	3.4
Health Care REITs	9.8	(6.8)	3.0
Real Estate Development	2.6	0.0	2.6
	2.1	0.0	2.1
Diversified Real Estate Activities	0.0	(1.0)	(1.0)
Exchange-Traded Funds	0.0	(4.2)	(4.2)
Total			72.9
Assets in Excess of Other Liabilities*			27.1
Net Assets			100.0%

*	Includes short-term investments and purchased options.

Geographic Diversification as of January 31, 2019
(as a percentage of net assets)
United States	67.7%
China	2.6%
France	2.0%
Canada	(1.5)%
Assets in Excess of Other Liabilities*	29.2%
Net Assets	100.0%

*	Includes short-term investments and purchased options.

Voya CBRE Long/Short Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Common Stock
Diversified REITs	$4,141,526	$–	$–	$4,141,526
Health Care REITs	4,524,724	–	–	4,524,724
Hotel & Resort REITs	4,276,860	–	–	4,276,860
Hotels, Resorts & Cruise Lines	1,574,880	–	–	1,574,880
Office REITs	11,014,366	–	–	11,014,366
Real Estate Development	–	1,196,350	–	1,196,350
Residential REITs	10,663,280	–	–	10,663,280
Retail REITs	10,609,565	951,594	–	11,561,159
Specialized REITs	8,317,114	–	–	8,317,114
Total Common Stock	55,122,315	2,147,944	–	57,270,259
Exchange-Traded Funds	955,575	–	–	955,575
Securities Sold Short	(24,429,545)	–	–	(24,429,545)
Total Investments, at fair value	$31,648,345	$2,147,944	$–	$33,796,289

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $32,286,510.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,508,267
Gross Unrealized Depreciation	(2,991,731)

Net Unrealized Appreciation	$1,516,536

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.2%
	Affiliated Investment Companies: 99.2%
637,555	Voya Emerging Markets Corporate Debt Fund - Class P	$6,152,404	35.2
587,411	Voya Emerging Markets Hard Currency Debt Fund - Class P	5,486,415	31.4
788,164	Voya Emerging Markets Local Currency Debt Fund - Class P	5,690,546	32.6

	Total Mutual Funds (Cost $17,758,186)	17,329,365	99.2

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
85,000	(1) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.310%
	(Cost $85,000)	85,000	0.5

	Total Short-Term Investments (Cost $85,000)	85,000	0.5

	Total Investments in Securities (Cost $17,843,186)	$17,414,365	99.7
	Assets in Excess of Other Liabilities	44,569	0.3
	Net Assets	$17,458,934	100.0

(1)	Rate shown is the 7-day yield as of January 31, 2019.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Mutual Funds	$17,329,365	$–	$–	$17,329,365
Short-Term Investments	85,000	–	–	85,000
Total Investments, at fair value	$17,414,365	$–	$–	$17,414,365
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,217	–	3,217
Total Assets	$17,414,365	$3,217	$–	$17,417,582
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(2,576)	$–	$(2,576)
Total Liabilities	$–	$(2,576)	$–	$(2,576)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2019 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 1/31/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$6,257,410	$320,231	$(591,839)	$166,602	$6,152,404	$80,231	$(10,837)	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	5,739,016	346,493	(845,449)	246,355	5,486,415	71,491	(37,442)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	5,483,754	273,876	(494,447)	427,363	5,690,546	78,876	(12,444)	-
	$17,480,180	$940,600	$(1,931,735)	$840,320	$17,329,365	$230,598	$(60,723)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2019, the following forward foreign currency contracts were outstanding for Voya Diversified Emerging Markets Debt Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	594,210	USD	41,317	Citibank N.A.	04/05/19	$3,178
USD	1,667	TRY	9,282	Citibank N.A.	04/05/19	(72)
USD	1,844	PLN	6,887	Citibank N.A.	04/05/19	(9)
USD	299	BRL	1,157	Goldman Sachs International	04/05/19	(17)
USD	307	HUF	85,575	Goldman Sachs International	04/05/19	(4)
USD	1,014	MXN	20,463	Goldman Sachs International	04/05/19	(47)
RUB	73,092	USD	1,066	Goldman Sachs International	04/05/19	39
USD	42,133	ZAR	595,081	HSBC Bank USA N.A.	04/05/19	(2,427)
						$641

Currency Abbreviations
BRL	-	Brazilian Real
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $17,899,310.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$3,217
Gross Unrealized Depreciation	(487,521)

Net Unrealized Depreciation	$(484,304)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.0%
		Argentina: 0.4%
1,000,000	(1)	YPF SA, 8.500%, 03/23/2021	$1,022,237	0.4

		Brazil: 0.8%
250,000	(1)	Banco do Brasil SA/Cayman, 4.875%, 04/19/2023	253,125	0.1
300,000	(1)	Klabin Finance SA, 4.875%, 09/19/2027	282,375	0.1
250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	245,200	0.1
1,100,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	1,293,105	0.5
			2,073,805	0.8

		Canada: 0.6%
325,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	314,438	0.1
205,000		Cenovus Energy, Inc., 4.250%, 04/15/2027	196,654	0.1
300,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	279,760	0.1
261,000		Goldcorp, Inc., 3.700%, 03/15/2023	260,766	0.1
340,000	(1)	NOVA Chemicals Corp., 5.250%, 06/01/2027	311,525	0.1
140,000		Teck Resources Ltd., 6.000%, 08/15/2040	141,400	0.1
			1,504,543	0.6

		Chile: 0.3%
250,000	(1)	Cencosud SA, 4.375%, 07/17/2027	228,313	0.1
300,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 09/16/2025	309,569	0.1
200,000	(1)	Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/2047	204,166	0.1
			742,048	0.3

		China: 0.3%
720,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	725,860	0.3

		France: 0.5%
706,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	701,628	0.3
257,000	(1)	BPCE SA, 5.150%, 07/21/2024	262,312	0.1
256,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	253,411	0.1
			1,217,351	0.5

		Guernsey: 0.3%
662,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/2020	658,620	0.3

		India: 0.2%
500,000	(1)	Reliance Industries Ltd, 3.667%, 11/30/2027	469,066	0.2

		Indonesia: 0.3%
200,000	(2)	Pertamina Persero PT, 4.300%, 05/20/2023	202,787	0.1
425,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	445,974	0.2
			648,761	0.3

		Ireland: 0.3%
341,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	305,367	0.1
453,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	422,587	0.2
			727,954	0.3

		Israel: 0.1%
345,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	312,128	0.1

		Italy: 0.1%
200,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	200,060	0.1

		Jamaica: 0.2%
243,000		Digicel Ltd., 6.000%, 04/15/2021	225,504	0.1
322,000	(1)	Digicel Ltd., 6.750%, 03/01/2023	264,748	0.1
			490,252	0.2

		Japan: 0.7%
255,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	249,824	0.1
770,000	(1)	MUFG Bank Ltd, 2.300%, 03/05/2020	763,197	0.3
766,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	771,221	0.3
			1,784,242	0.7

		Kazakhstan: 0.3%
675,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	684,369	0.3

		Luxembourg: 0.1%
215,000	(1)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	217,150	0.1

		Mexico: 1.3%
567,000	(1)	Cemex SAB de CV, 6.125%, 05/05/2025	578,623	0.2
525,000	(1),(3)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	521,692	0.2
1,175,000	(1)	Mexichem SAB de CV, 4.875%, 09/19/2022	1,201,438	0.5
275,000		Petroleos Mexicanos, 4.500%, 01/23/2026	242,454	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico: (continued)
325,000		Petroleos Mexicanos, 5.500%, 06/27/2044	$257,563	0.1
500,000		Petroleos Mexicanos, 6.875%, 08/04/2026	495,000	0.2
			3,296,770	1.3

		Netherlands: 0.8%
195,000		ArcelorMittal, 7.000%, 10/15/2039	214,090	0.1
455,000		Cooperatieve Rabobank UA, 4.500%, 01/11/2021	468,775	0.2
696,000		Shell International Finance BV, 3.250%, 05/11/2025	702,790	0.3
445,000		Shell International Finance BV, 4.000%, 05/10/2046	449,923	0.1
290,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	268,236	0.1
			2,103,814	0.8

		Norway: 0.1%
382,000		Equinor ASA, 2.450%, 01/17/2023	377,386	0.1

		Panama: 0.1%
250,000	(1)	Multibank, Inc., 4.375%, 11/09/2022	247,500	0.1

		Peru: 0.3%
400,000	(1)	El Fondo Mivivienda SA, 3.500%, 01/31/2023	396,000	0.2
375,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	372,656	0.1
			768,656	0.3

		Russia: 0.2%
400,000	(1)	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/2021	416,328	0.2

		Sweden: 0.3%
666,000	(1),(3)	Nordea Bank ABP, 5.500%, 12/31/2199	665,168	0.3

		Switzerland: 0.5%
456,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	483,121	0.2
604,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	662,639	0.3
			1,145,760	0.5

		Trinidad And Tobago: 0.0%
145,833		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/2022	133,255	0.0

		Turkey: 0.2%
500,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.750%, 01/30/2023	462,988	0.2

		United Arab Emirates: 0.5%
1,080,000	(1)	Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/2021	1,146,852	0.5

		United Kingdom: 1.0%
324,000		Aon PLC, 2.800%, 03/15/2021	320,953	0.1
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	189,567	0.1
1,000,000		Santander UK PLC, 2.375%, 03/16/2020	993,149	0.4
713,000	(1)	Standard Chartered PLC, 4.300%, 02/19/2027	696,329	0.3
270,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	266,978	0.1
			2,466,976	1.0

		United States: 17.2%
400,000		21st Century Fox America, Inc., 5.400%, 10/01/2043	467,782	0.2
190,000		AbbVie, Inc., 3.600%, 05/14/2025	187,980	0.1
361,000		AbbVie, Inc., 4.300%, 05/14/2036	334,134	0.1
335,000		AECOM, 5.125%, 03/15/2027	316,575	0.1
59,000		Aetna, Inc., 2.800%, 06/15/2023	57,435	0.0
566,000		American International Group, Inc., 4.500%, 07/16/2044	537,338	0.2
345,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	311,362	0.1
325,000		AMC Networks, Inc., 4.750%, 08/01/2025	314,844	0.1
78,584		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	80,284	0.0
330,000		Amgen, Inc., 3.200%, 11/02/2027	317,326	0.1
130,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	131,628	0.1
150,000	(1)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 3.650%, 02/01/2026	147,625	0.1
196,000	(1)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	186,391	0.1
244,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	243,115	0.1
150,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	149,332	0.1
337,000		AT&T, Inc., 4.300%, 02/15/2030	333,140	0.1
223,000		AT&T, Inc., 5.150%, 03/15/2042	220,858	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
479,000		AT&T, Inc., 5.650%, 02/15/2047	$501,697	0.2
703,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	678,758	0.3
508,000		Bank of America Corp., 4.100%, 07/24/2023	526,851	0.2
503,000		Bank of New York Mellon Corp., 2.050%, 05/03/2021	495,079	0.2
656,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	657,287	0.3
330,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	314,325	0.1
325,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	303,810	0.1
155,000	(1)	Calpine Corp., 5.250%, 06/01/2026	147,831	0.1
427,000		CBRE Services, Inc., 5.250%, 03/15/2025	446,890	0.2
266,000		CBS Corp., 3.700%, 08/15/2024	262,097	0.1
320,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	310,400	0.1
287,000		Celgene Corp., 3.875%, 08/15/2025	288,791	0.1
632,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	645,149	0.3
135,000		Chemours Co/The, 5.375%, 05/15/2027	130,275	0.1
305,000		Citigroup, Inc., 4.125%, 07/25/2028	302,823	0.1
480,000		Citigroup, Inc., 4.000%, 08/05/2024	484,316	0.2
491,000		Citigroup, Inc., 5.500%, 09/13/2025	532,875	0.2
770,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/2019	767,184	0.3
321,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	303,724	0.1
193,000		Comcast Corp., 2.350%, 01/15/2027	177,073	0.1
350,000		Comcast Corp., 4.150%, 10/15/2028	362,839	0.2
215,000		Comcast Corp., 4.250%, 01/15/2033	219,925	0.1
160,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	136,784	0.1
380,000		Continental Resources, Inc./OK, 4.375%, 01/15/2028	378,833	0.2
310,000		CSC Holdings LLC, 5.250%, 06/01/2024	298,375	0.1
1,338,000		CVS Health Corp., 2.800%, 07/20/2020	1,333,805	0.5
375,000		CVS Health Corp., 4.300%, 03/25/2028	380,164	0.2
90,000		Dana, Inc., 5.500%, 12/15/2024	88,650	0.0
236,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	240,183	0.1
581,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	608,317	0.3
176,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	184,198	0.1
374,000		Discover Bank, 7.000%, 04/15/2020	390,083	0.2
350,000		DISH DBS Corp., 5.875%, 11/15/2024	291,375	0.1
57,000		Eastman Chemical Co., 2.700%, 01/15/2020	56,830	0.0
969,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,003,615	0.4
286,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	291,522	0.1
616,000		Entergy Corp., 5.125%, 09/15/2020	627,910	0.3
320,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	317,152	0.1
233,000		FedEx Corp., 4.050%, 02/15/2048	203,195	0.1
377,000		Fifth Third Bancorp, 8.250%, 03/01/2038	512,494	0.2
295,000	(1)	First Data Corp., 5.750%, 01/15/2024	304,219	0.1
590,000		FirstEnergy Corp., 4.250%, 03/15/2023	605,137	0.3
502,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	491,047	0.2
105,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	90,825	0.0
160,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	151,600	0.1
91,000		General Electric Co., 6.750%, 03/15/2032	100,468	0.0
284,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	272,491	0.1
289,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	285,914	0.1
963,000	(3)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	949,109	0.4
310,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	323,051	0.1
150,000		HCA, Inc., 5.500%, 06/15/2047	156,645	0.1
150,000		HCA, Inc., 5.875%, 02/15/2026	158,625	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
305,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	$303,475	0.1
310,000	(1)	Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	313,100	0.1
310,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/2025	310,387	0.1
90,000		Johnson & Johnson, 2.900%, 01/15/2028	87,859	0.0
170,000		Johnson & Johnson, 3.400%, 01/15/2038	164,185	0.1
50,000		Johnson & Johnson, 4.375%, 12/05/2033	54,288	0.0
215,000	(1),(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	159,637	0.1
140,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	139,139	0.1
298,000	(3)	JPMorgan Chase & Co., 3.897%, 01/23/2049	278,901	0.1
530,000	(2),(3)	JPMorgan Chase & Co., 6.000%, 12/31/2199	543,693	0.2
280,000	(3)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	278,885	0.1
227,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	233,114	0.1
223,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	234,399	0.1
223,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	206,717	0.1
164,000		Kroger Co/The, 4.450%, 02/01/2047	145,343	0.1
117,000	(2)	Kroger Co/The, 4.650%, 01/15/2048	105,961	0.0
320,000		Lennar Corp., 4.750%, 11/29/2027	304,400	0.1
70,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	68,096	0.0
240,000		Level 3 Parent LLC, 5.750%, 12/01/2022	240,600	0.1
394,000		Medtronic, Inc., 3.150%, 03/15/2022	398,054	0.2
428,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	434,591	0.2
330,000		MGM Resorts International, 4.625%, 09/01/2026	311,850	0.1
404,000		Molson Coors Brewing Co., 3.000%, 07/15/2026	375,465	0.2
453,000		Morgan Stanley, 3.750%, 02/25/2023	460,734	0.2
545,000		Morgan Stanley, 4.100%, 05/22/2023	557,289	0.2
305,000		Murphy Oil Corp., 5.750%, 08/15/2025	306,891	0.1
310,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	319,479	0.1
462,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	457,456	0.2
165,000		Nordstrom, Inc., 5.000%, 01/15/2044	144,869	0.1
315,000	(1)	Novelis Corp., 5.875%, 09/30/2026	305,156	0.1
155,000		NRG Energy, Inc., 5.750%, 01/15/2028	157,333	0.1
327,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	345,595	0.1
504,000		Oracle Corp., 2.950%, 05/15/2025	497,292	0.2
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	46,514	0.0
115,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	116,856	0.1
150,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	155,813	0.1
283,000		Pfizer, Inc., 2.750%, 06/03/2026	276,536	0.1
481,000		Philip Morris International, Inc., 3.875%, 08/21/2042	424,870	0.2
330,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	319,275	0.1
330,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	313,566	0.1
277,000		Qualcomm, Inc., 3.250%, 05/20/2027	262,488	0.1
155,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	141,438	0.1
165,000	(1),(2)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	149,581	0.1
339,000		Reynolds American, Inc., 6.150%, 09/15/2043	335,396	0.1
335,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	306,525	0.1
320,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	310,400	0.1
320,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	318,400	0.1
275,000		Southern Co., 2.750%, 06/15/2020	274,176	0.1
226,000		Southwest Airlines Co., 3.450%, 11/16/2027	217,679	0.1
310,000		Sprint Nextel Corp., 6.875%, 11/15/2028	308,838	0.1
330,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	311,025	0.1
170,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	160,013	0.1
115,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	108,388	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
134,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	$135,067	0.1
300,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	293,250	0.1
160,000		Teleflex, Inc., 4.625%, 11/15/2027	156,600	0.1
299,000		Time Warner Cable LLC, 5.875%, 11/15/2040	296,422	0.1
250,000		T-Mobile USA, Inc., 4.750%, 02/01/2028	240,625	0.1
89,825		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	89,838	0.0
64,005		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	60,824	0.0
100,579		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	95,248	0.0
335,000		United Rentals North America, Inc., 4.875%, 01/15/2028	318,669	0.1
250,000		Verizon Communications, Inc., 4.125%, 03/16/2027	256,712	0.1
397,000		Verizon Communications, Inc., 4.522%, 09/15/2048	388,397	0.2
281,000		Viacom, Inc., 4.375%, 03/15/2043	240,807	0.1
290,000		Walmart, Inc., 3.700%, 06/26/2028	299,457	0.1
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	435,315	0.2
110,000		Western Digital Corp., 4.750%, 02/15/2026	102,575	0.0
310,000		WPX Energy, Inc., 5.750%, 06/01/2026	310,000	0.1
135,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	131,288	0.1
			42,382,868	17.2

	Total Corporate Bonds/Notes
	(Cost $68,905,937)		69,092,767	28.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.1%
		United States: 11.1%
609,741	(3)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.993%, 05/25/2036	572,339	0.2
459,193		Alternative Loan Trust 2005-51 3A2A, 3.542%, (12MTA + 1.290%), 11/20/2035	443,927	0.2
156,953		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	120,234	0.1
234,651		Alternative Loan Trust 2007-23CB A3, 3.010%, (US0001M + 0.500%), 09/25/2037	147,782	0.1
597,265		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	491,192	0.2
584,039		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	562,027	0.2
105,501		Countrywide Alternative Loan Trust 2005-53T2 2A6, 3.010%, (US0001M + 0.500%), 11/25/2035	68,521	0.0
297,847		Countrywide Asset-Backed Certificates 2005-IM1 M1, 3.230%, (US0001M + 0.720%), 11/25/2035	296,698	0.1
369,279	(1),(3)	CSMC Trust 2015-2 B3, 3.930%, 02/25/2045	373,184	0.2
6,082,556	(4)	Fannie Mae 2005-18 SC, 2.140%, (-1.000*US0001M + 4.650%), 03/25/2035	480,991	0.2
1,606,980	(4)	Fannie Mae 2008-41 S, 4.290%, (-1.000*US0001M + 6.800%), 11/25/2036	262,114	0.1
4,347,255	(4)	Fannie Mae 2009-106 SA, 3.740%, (-1.000*US0001M + 6.250%), 01/25/2040	584,002	0.2
400,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 6.160%, (US0001M + 3.650%), 09/25/2029	431,948	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.510%, (US0001M + 3.000%), 10/25/2029	529,362	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.710%, (US0001M + 2.200%), 01/25/2030	509,296	0.2
400,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.910%, (US0001M + 2.400%), 05/25/2030	408,162	0.2
600,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 5.010%, (US0001M + 2.500%), 05/25/2030	611,567	0.2
145,369		Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	157,301	0.1
120,513		Fannie Mae REMIC Trust 2005-74 DK, 13.960%, (-4.000*US0001M + 24.000%), 07/25/2035	177,153	0.1
198,107		Fannie Mae REMIC Trust 2006-104 ES, 20.900%, (-5.000*US0001M + 33.450%), 11/25/2036	325,227	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
2,382,011	(4)	Fannie Mae REMIC Trust 2007-36 SN, 4.260%, (-1.000*US0001M + 6.770%), 04/25/2037	$404,095	0.2
203,965		Fannie Mae REMIC Trust 2007-55 DS, 8.725%, (-2.500*US0001M + 15.000%), 06/25/2037	220,085	0.1
1,324,985	(4)	Fannie Mae REMIC Trust 2008-53 FI, 3.590%, (-1.000*US0001M + 6.100%), 07/25/2038	128,645	0.1
1,011,535	(4)	Fannie Mae REMIC Trust 2008-58 SM, 3.590%, (-1.000*US0001M + 6.100%), 07/25/2038	148,428	0.1
147,528		Fannie Mae REMIC Trust 2009-66 SL, 7.434%, (-3.333*US0001M + 15.833%), 09/25/2039	187,469	0.1
93,200		Fannie Mae REMIC Trust 2009-66 SW, 7.600%, (-3.333*US0001M + 16.000%), 09/25/2039	120,145	0.0
7,363,898	(4)	Fannie Mae REMIC Trust 2010-123 SL, 3.560%, (-1.000*US0001M + 6.070%), 11/25/2040	949,979	0.4
6,205,801	(4)	Fannie Mae REMIC Trust 2011-55 SK, 4.050%, (-1.000*US0001M + 6.560%), 06/25/2041	1,049,868	0.4
2,773,974	(4)	Fannie Mae REMIC Trust 2011-86 NS, 3.440%, (-1.000*US0001M + 5.950%), 09/25/2041	357,403	0.1
1,153,740	(4)	Fannie Mae REMIC Trust 2012-10 US, 3.940%, (-1.000*US0001M + 6.450%), 02/25/2042	149,658	0.1
3,190,901	(4)	Fannie Mae REMIC Trust 2012-24 HS, 4.040%, (-1.000*US0001M + 6.550%), 09/25/2040	404,550	0.2
2,416,503	(4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	309,481	0.1
1,014,316	(4)	Fannie Mae Series 2007-9 SE, 3.570%, (-1.000*US0001M + 6.080%), 03/25/2037	140,573	0.1
1,798,404	(4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	219,984	0.1
289,364	(4)	Freddie Mac REMIC Trust 2303 SY, 6.191%, (-1.000*US0001M + 8.700%), 04/15/2031	62,504	0.0
1,882,934	(4)	Freddie Mac REMIC Trust 2989 GU, 4.491%, (-1.000*US0001M + 7.000%), 02/15/2033	284,735	0.1
1,753,601	(4)	Freddie Mac REMIC Trust 3271 SB, 3.541%, (-1.000*US0001M + 6.050%), 02/15/2037	236,693	0.1
4,649,112	(4)	Freddie Mac REMIC Trust 3424 HI, 3.391%, (-1.000*US0001M + 5.900%), 04/15/2038	652,174	0.3
1,385,561	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	201,012	0.1
1,446,916	(4)	Freddie Mac REMIC Trust 3710 SL, 3.491%, (-1.000*US0001M + 6.000%), 05/15/2036	41,533	0.0
6,925,981	(4)	Freddie Mac REMIC Trust 3856 KS, 4.041%, (-1.000*US0001M + 6.550%), 05/15/2041	1,077,310	0.4
2,721,128	(4)	Freddie Mac REMIC Trust 3925 SD, 3.541%, (-1.000*US0001M + 6.050%), 07/15/2040	278,827	0.1
2,938,300	(4)	Freddie Mac REMIC Trust 3946 SE, 4.141%, (-1.000*US0001M + 6.650%), 02/15/2041	346,224	0.1
4,501,134	(4)	Freddie Mac REMIC Trust 4077 SM, 4.191%, (-1.000*US0001M + 6.700%), 08/15/2040	530,243	0.2
1,492,156	(4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	198,281	0.1
2,683,971	(4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	448,602	0.2
3,090,477	(4)	Freddie Mac REMICS 4623 MS, 3.491%, (-1.000*US0001M + 6.000%), 10/15/2046	539,115	0.2
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.210%, (US0001M + 4.700%), 04/25/2028	351,470	0.1
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 5.010%, (US0001M + 2.500%), 03/25/2030	411,360	0.2
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 5.160%, (US0001M + 2.650%), 12/25/2029	619,097	0.3
144,419	(3)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.607%, 10/25/2046	144,593	0.1
79,237		Ginnie Mae Series 2007-37 S, 16.097%, (-3.667*US0001M + 25.300%), 04/16/2037	87,167	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
397,018		Ginnie Mae Series 2007-8 SP, 13.933%, (-3.242*US0001M + 22.048%), 03/20/2037	$551,276	0.2
2,526,314	(4)	Ginnie Mae Series 2010-116 NS, 4.140%, (-1.000*US0001M + 6.650%), 09/16/2040	353,641	0.1
1,457,351	(4)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	37,147	0.0
776,128	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	94,606	0.0
4,354,683	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	378,243	0.2
1,207,750	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	142,525	0.1
2,124,897	(4)	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/2043	340,414	0.1
1,766,995	(4)	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/2028	142,339	0.1
3,617,744	(4)	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/2044	562,602	0.2
450,182		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 2.720%, (US0001M + 0.210%), 04/25/2036	420,360	0.2
386,498	(1),(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.875%, 08/25/2047	381,921	0.2
253,777		Lehman XS Trust Series 2005-5N 1A2, 2.870%, (US0001M + 0.360%), 11/25/2035	237,947	0.1
267,401	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.931%, 10/25/2044	271,262	0.1
331,916	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	334,947	0.1
23,437	(3)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/2034	23,796	0.0
14,198,043	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.299%, 08/25/2045	392,647	0.2
84,943	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.883%, 10/25/2036	82,331	0.0
310,934	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.886%, 08/25/2046	294,741	0.1
595,097	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.639%, 12/25/2036	583,644	0.2
192,352	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.167%, 04/25/2037	174,734	0.1
816,689		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	744,452	0.3
213,760		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.940%, (US0001M + 0.430%), 06/25/2037	176,904	0.1
213,195		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	212,735	0.1
235,491	(3)	Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 4.751%, 10/25/2036	237,348	0.1
52,501	(3)	Wells Fargo Mortgage Backed Securities 2006-AR17 A2, 4.751%, 10/25/2036	52,915	0.0
329,126	(3)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 4.339%, 05/25/2036	337,735	0.1
329,699	(3)	Wells Fargo Mortgage Backed Securities 2006-AR8 3A2, 4.928%, 04/25/2036	329,368	0.1
558,470	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.791%, 08/20/2045	538,480	0.2
	Total Collateralized Mortgage Obligations
	(Cost $27,376,623)		27,285,390	11.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.2%
		United States: 8.2%
7,821,050	(3),(4)	BANK 2017-BNK5 XA, 1.092%, 06/15/2060	485,900	0.2
2,405,144	(3),(4)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.512%, 02/15/2050	215,679	0.1
110,000	(1)	BDS 2018-FL2 D, 5.058%, (US0001M + 2.550%), 08/15/2035	107,740	0.0
46,384	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/2041	46,301	0.0
127,000	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/2041	126,519	0.1
3,356,186	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.424%, 08/10/2049	261,824	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
14,413,826	(3),(4)	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.751%, 12/10/2054	$676,758	0.3
5,880,657	(3),(4)	Citigroup Commercial Mortgage Trust 2013-GC15 XA, 0.919%, 09/10/2046	210,323	0.1
8,581,000	(3),(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.848%, 08/10/2049	478,889	0.2
3,605,738	(3),(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.118%, 10/12/2050	246,170	0.1
230,000	(3)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.271%, 09/15/2050	223,585	0.1
5,294,222	(3),(4)	COMM 2012-CR1 XA, 1.867%, 05/15/2045	262,898	0.1
17,150,510	(1),(3),(4)	COMM 2012-LTRT XA, 0.965%, 10/05/2030	462,747	0.2
8,766,497	(3),(4)	COMM 2013-CCRE13 XA, 0.801%, 11/10/2046	288,813	0.1
4,974,904	(3),(4)	COMM 2014-UBS2 XA, 1.222%, 03/10/2047	224,354	0.1
300,000	(3)	COMM 2016-COR1 C, 4.392%, 10/10/2049	298,130	0.1
7,277,258	(3),(4)	COMM 2016-CR28 XA, 0.656%, 02/10/2049	255,217	0.1
1,000,000	(3)	COMM 2017-COR2 C, 4.562%, 09/10/2050	1,001,459	0.4
350,000	(1),(5)	DBRR Re-REMIC Trust 2015-FRR1 B711, 0.085%, 08/28/2045	340,371	0.1
3,639,919	(1),(3),(4)	DBUBS 2011-LC1A XA, 0.707%, 11/10/2046	31,484	0.0
530,000	(1),(3)	DBJPM 16-C3 Mortgage Trust, 3.493%, 08/10/2049	469,973	0.2
4,300,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.814%, 01/25/2043	228,713	0.1
8,087,203	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.610%, 08/25/2040	63,531	0.0
375,927	(1),(3)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.435%, 06/10/2036	376,321	0.2
450,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	432,017	0.2
4,227,449	(3),(4)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.208%, 05/10/2045	163,251	0.1
4,513,553	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.044%, 11/10/2046	188,411	0.1
1,500,000	(1),(3)	GS Mortgage Securities Trust 2016-GS4 E, 3.802%, 11/10/2049	1,087,302	0.4
7,767,674	(3),(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.047%, 05/10/2050	546,842	0.2
5,790,000	(1),(3),(4)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.334%, 12/15/2047	71,380	0.0
369,977	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.356%, 06/12/2041	372,061	0.2
200,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	196,040	0.1
10,585,257	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 2.066%, 06/15/2045	362,055	0.1
750,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.117%, 12/15/2047	747,978	0.3
770,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 3.991%, 01/15/2046	741,236	0.3
735,000	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	764,602	0.3
1,120,000	(1),(3)	JPMCC Commercial Mortgage Securities Trust 2017-JP6 D, 4.600%, 07/15/2050	1,102,732	0.4
640,000	(3)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	631,706	0.3
5,189,193	(1),(3),(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.111%, 03/10/2050	232,847	0.1
21,550,000	(1),(3),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.437%, 12/15/2047	552,120	0.2
930,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.375%, 09/15/2047	964,069	0.4
8,287,259	(1),(3),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 1.835%, 08/10/2049	458,382	0.2
13,245,734	(3),(4)	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.010%, 12/15/2049	620,221	0.3
630,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.265%, 03/15/2045	516,900	0.2
742,714	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.265%, 03/15/2045	363,315	0.1
620,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.979%, 06/15/2046	572,693	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
			United States: (continued)
	11,974,050	(3),(4)	WFRBS Commercial Mortgage Trust 2013-C16 XA, 0.748%, 09/15/2046	$308,705	0.1
	7,835,487	(3),(4)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 0.864%, 03/15/2046	220,955	0.1
	16,090,396	(3),(4)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.083%, 03/15/2047	617,762	0.3

		Total Commercial Mortgage-Backed Securities
		(Cost $20,304,302)		20,219,281	8.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.1%
			Federal Home Loan Mortgage Corporation: 0.3%(6)
	220,428		4.000%, 09/01/2045	226,436	0.1
	167,724		4.000%, 09/01/2045	172,359	0.1
	332,465		4.000%, 05/01/2046	341,535	0.1
				740,330	0.3

			Federal National Mortgage Association: 0.6%(6)
	84,272		2.500%, 06/01/2030	83,158	0.0
	127,439		2.500%, 06/01/2030	125,755	0.1
	53,552		2.500%, 07/01/2030	52,844	0.0
	261,254		4.000%, 05/01/2045	268,525	0.1
	294,123		4.500%, 12/01/2040	309,198	0.1
	160,617		4.500%, 12/01/2040	168,849	0.1
	274,808		5.000%, 05/01/2041	291,086	0.1
	167,525		5.000%, 06/01/2041	178,614	0.1
				1,478,029	0.6

			Government National Mortgage Association: 0.2%
	224,437		4.500%, 08/20/2041	236,263	0.1
	216,124	(3)	5.140%, 10/20/2060	218,937	0.1
	97,531	(3)	5.310%, 10/20/2060	99,067	0.0
	26,039		5.500%, 03/20/2039	28,144	0.0
				582,411	0.2

		Total U.S. Government Agency Obligations
		(Cost $2,849,882)		2,800,770	1.1

U.S. TREASURY OBLIGATIONS: 12.2%
			U.S. Treasury Bonds: 1.5%
	2,994,000		3.000%, 08/15/2048	2,989,146	1.2
	620,000		3.500%, 02/15/2039	681,879	0.3
				3,671,025	1.5

			U.S. Treasury Notes: 10.7%
	8,000		1.125%, 03/31/2020	7,871	0.0
	1,000		1.500%, 10/31/2019	992	0.0
	1,677,000		2.500%, 12/31/2020	1,678,114	0.7
	5,597,000		2.500%, 01/31/2021	5,601,373	2.3
	7,044,000		2.500%, 01/15/2022	7,056,795	2.9
	1,040,000		2.500%, 01/31/2024	1,043,149	0.4
	1,118,000		2.625%, 12/31/2023	1,127,542	0.4
	1,000		2.625%, 12/31/2025	1,007	0.0
	48,000		2.625%, 01/31/2026	48,326	0.0
	9,375,200		3.125%, 11/15/2028	9,771,998	4.0
				26,337,167	10.7

		Total U.S. Treasury Obligations
		(Cost $29,579,052)		30,008,192	12.2

FOREIGN GOVERNMENT BONDS: 15.5%
			Argentina: 0.6%
	1,420,000		Argentine Republic Government International Bond, 6.875%, 04/22/2021	1,360,715	0.5
	275,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	233,650	0.1
				1,594,365	0.6

			Brazil: 0.1%
	250,000		Brazilian Government International Bond, 6.000%, 04/07/2026	273,877	0.1

			Canada: 0.3%
CAD	880,000		Canadian Government Bond, 3.500%, 12/01/2045	851,516	0.3

			Chile: 0.9%
CLP	880,000,000		Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	1,397,627	0.5
CLP	555,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	907,186	0.4
				2,304,813	0.9

			Colombia: 0.5%
	529,000		Colombia Government International Bond, 2.625%, 03/15/2023	509,625	0.2
	618,000		Colombia Government International Bond, 8.125%, 05/21/2024	736,193	0.3
				1,245,818	0.5

			Croatia: 0.1%
	300,000		Croatia Government International Bond, 6.375%, 03/24/2021	317,091	0.1

			Dominican Republic: 0.2%
	461,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	489,813	0.2

			Ecuador: 0.2%
	500,000		Republic of Ecuador, 7.875%, 01/23/2028	445,225	0.2

			Egypt: 0.1%
	300,000		Egypt Government International Bond, 6.125%, 01/31/2022	299,751	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Germany: 3.9%
EUR	9,700	(5)	Bundesobligation, -0.420%, 04/14/2023	$11,301	0.0
EUR	120,000	(5)	Bundesobligation, -0.540%, 10/08/2021	139,366	0.1
EUR	30,000	(5)	Bundesrepublik Deutschland Bundesanleihe, -0.110%, 08/15/2026	34,624	0.0
EUR	60,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	71,529	0.0
EUR	40,000		Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	49,432	0.0
EUR	40,000		Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	51,851	0.0
EUR	1,570,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	2,599,572	1.1
EUR	5,530,000		Bundesrepublik Deutschland, 0.500%, 02/15/2025	6,619,075	2.7
				9,576,750	3.9

			Hungary: 0.2%
	226,000		Hungary Government International Bond, 5.375%, 02/21/2023	241,697	0.1
	110,000		Hungary Government International Bond, 7.625%, 03/29/2041	158,597	0.1
				400,294	0.2

			Indonesia: 0.4%
	300,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/2025	302,377	0.1
	650,000	(1)	Indonesia Government International Bond, 4.750%, 01/08/2026	675,402	0.3
				977,779	0.4

			Ivory Coast: 0.1%
	294,125	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	271,792	0.1

			Lebanon: 0.1%
	244,000		Lebanon Government International Bond, 6.000%, 01/27/2023	212,472	0.1

			Mexico: 0.1%
	175,000		Mexico Government International Bond, 4.000%, 10/02/2023	177,139	0.1

			Morocco: 0.1%
	200,000		Morocco Government International Bond, 4.250%, 12/11/2022	202,475	0.1

			Nigeria: 0.1%
	200,000		Nigeria Government International Bond, 7.875%, 02/16/2032	199,220	0.1

			Panama: 0.2%
	200,000		Panama Government International Bond, 3.875%, 03/17/2028	204,202	0.1
	315,000		Panama Government International Bond, 6.700%, 01/26/2036	400,368	0.1
				604,570	0.2

			Peru: 0.6%
PEN	4,000,000		Peru Government Bond, 6.350%, 08/12/2028	1,269,276	0.5
	75,000		Peruvian Government International Bond, 5.625%, 11/18/2050	91,688	0.1
				1,360,964	0.6

			Poland: 0.1%
	375,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	372,979	0.1

			Romania: 0.6%
RON	6,670,000		Romania Government Bond, 3.400%, 03/08/2022	1,576,636	0.6

			Russia: 0.3%
	600,000	(1)	Russian Foreign Bond - Eurobond, 4.875%, 09/16/2023	623,253	0.3

			Saudi Arabia: 0.2%
	200,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	196,842	0.1
	275,000	(1)	Saudi Government International Bond, 4.500%, 04/17/2030	280,996	0.1
				477,838	0.2

			Spain: 2.4%
EUR	5,110,000	(1)	Spain Government Bond, 1.400%, 04/30/2028	5,985,778	2.4

			Sri Lanka: 0.1%
	200,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	195,533	0.1

			Turkey: 0.2%
	461,000		Turkey Government International Bond, 7.375%, 02/05/2025	482,880	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Ukraine: 0.2%
	525,000		Ukraine Government International Bond, 7.375%, 09/25/2032	$446,250	0.2

			United Kingdom: 2.4%
GBP	1,020,000		United Kingdom Gilt, 2.000%, 09/07/2025	1,426,325	0.6
GBP	2,480,000		United Kingdom Gilt, 3.500%, 01/22/2045	4,457,042	1.8
				5,883,367	2.4

			Uruguay: 0.1%
	75,000		Uruguay Government International Bond, 4.375%, 10/27/2027	77,409	0.0
	75,000		Uruguay Government International Bond, 7.625%, 03/21/2036	101,719	0.1
				179,128	0.1

			Vietnam: 0.1%
	125,000		Vietnam Government International Bond, 6.750%, 01/29/2020	129,344	0.1

		Total Foreign Government Bonds
		(Cost $38,290,097)		38,158,710	15.5

ASSET-BACKED SECURITIES: 5.5%
			United States: 5.5%
	500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 5.147%, (US0003M + 2.350%), 04/14/2029	494,992	0.2
	500,000	(1)	Apidos CLO XXIX 2018-29A B, 4.671%, (US0003M + 1.900%), 07/25/2030	476,525	0.2
	250,000	(1)	ArrowMark Colorado Holdings 2017-7A C, 4.687%, (US0003M + 1.900%), 07/15/2030	238,247	0.1
	400,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 5.121%, (US0003M + 2.350%), 04/25/2026	399,272	0.2
	250,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.961%, (US0003M + 2.200%), 07/20/2025	249,968	0.1
	500,000	(1)	BlueMountain CLO 2013-2A CR, 4.711%, (US0003M + 1.950%), 10/22/2030	485,308	0.2
	1,160,000	(1)	Bristol Park CLO Ltd. 2016-1A B, 4.687%, (US0003M + 1.900%), 04/15/2029	1,159,977	0.5
	500,000	(1)	Burnham Park Clo Ltd. 2016-1A CR, 4.911%, (US0003M + 2.150%), 10/20/2029	494,202	0.2
	500,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 5.022%, (US0003M + 2.250%), 07/23/2030	487,151	0.2
	750,000	(1)	CIFC Funding 2013-IA BR Ltd., 5.179%, (US0003M + 2.400%), 07/16/2030	740,497	0.3
	523,965	(3)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.980%, 03/25/2036	353,406	0.1
	500,000	(1)	Dryden 45 Senior Loan Fund 2016-45A CR, 4.987%, (US0003M + 2.200%), 10/15/2030	489,223	0.2
	1,180,000	(1)	Invitation Homes 2018-SFR1 D Trust, 3.958%, (US0001M + 1.450%), 03/17/2037	1,175,566	0.5
	750,000	(1)	LCM XXIV Ltd. 24A C, 5.011%, (US0003M + 2.250%), 03/20/2030	738,107	0.3
	500,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 4.926%, (US0003M + 2.150%), 01/23/2031	487,267	0.2
	300,000	(1),(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	287,521	0.1
	300,000	(1),(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	287,178	0.1
	250,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.887%, (US0003M + 2.100%), 04/15/2026	249,893	0.1
	1,160,000	(1)	OHA Loan Funding Ltd. 2016-1A B1, 4.561%, (US0003M + 1.800%), 01/20/2028	1,154,374	0.5
	630,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 7.637%, (US0003M + 4.850%), 10/15/2025	612,497	0.2
	250,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.637%, (US0003M + 1.850%), 04/15/2026	238,631	0.1
	1,240,000	(1)	Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	1,245,135	0.5
	495,000	(1)	THL Credit Wind River 2015-1A C1 CLO Ltd., 4.608%, (US0003M + 2.150%), 10/20/2030	477,397	0.2
	250,000	(1)	THL Credit Wind River 2017-4A C CLO Ltd., 4.395%, (US0003M + 1.750%), 11/20/2030	238,626	0.1
	200,000	(1),(3)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	179,627	0.1

		Total Asset-Backed Securities
		(Cost $13,670,642)		13,440,587	5.5

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

	Value	Percentage of Net Assets
PURCHASED OPTIONS (7): 0.0%
Total Purchased Options
(Cost $224,339)	$16,025	0.0

Total Long-Term Investments
(Cost $201,200,874)	201,021,722	81.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.7%
	Commercial Paper: 3.8%
4,000,000	Kroger Co., 1.285%, 02/01/2019	3,999,698	1.6
5,600,000	Sysco Corp., 2.640%, 02/01/2019	5,599,597	2.2
		9,599,295	3.8

	Securities Lending Collateral(8): 0.5%
1,000,000	HSBC Securities USA, Repurchase Agreement dated 01/31/19, 2.57%, due 02/01/19 (Repurchase Amount $1,000,070, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,020,000, due 09/01/27-02/01/49)	1,000,000	0.4
110,867	Industrial & Commerical Bank of China Fin. Svcs LLC, Repurchase Agreement dated 01/31/19, 2.57%, due 02/01/19 (Repurchase Amount $110,875, collateralized by various U.S. Government Securities, 2.875%-8.750%, Market Value plus accrued interest $113,084, due 08/15/20-09/09/49)	110,867	0.1
		1,110,867	0.5

Shares		Value	Percentage of Net Assets
		Mutual Funds: 5.4%
13,263,000	(9) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.310%
	(Cost $13,263,000)	13,263,000	5.4

	Total Short-Term Investments
	(Cost $23,973,867)	23,973,162	9.7

	Total Investments in Securities (Cost $225,174,741)	$224,994,884	91.3
	Assets in Excess of Other Liabilities	21,462,010	8.7
	Net Assets	$246,456,894	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of January 31, 2019.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of January 31, 2019.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(8)	Represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of January 31, 2019.

CAD	Canadian Dollar
CLP	Chilean Peso
EUR	EU Euro
GBP	British Pound
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Portfolio Composition	Percentage of Net Assets
Corporate Bonds/Notes	28.0%
Foreign Government Bonds	15.5
U.S. Treasury Obligations	12.2
Collateralized Mortgage Obligations	11.1
Commercial Mortgage-Backed Securities	8.2
Asset-Backed Securities	5.5
U.S. Government Agency Obligations	1.1
Purchased Options	0.0
Short-Term Investments	9.7
Assets in Excess of Other Liabilities	8.7
Net Assets	100.0%

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Purchased Options	$–	$16,025	$–	$16,025
Corporate Bonds/Notes	–	69,092,767	–	69,092,767
Collateralized Mortgage Obligations	–	27,285,390	–	27,285,390
Commercial Mortgage-Backed Securities	–	20,219,281	–	20,219,281
U.S. Treasury Obligations	–	30,008,192	–	30,008,192
Foreign Government Bonds	–	38,158,710	–	38,158,710
Asset-Backed Securities	–	13,440,587	–	13,440,587
U.S. Government Agency Obligations	–	2,800,770	–	2,800,770
Short-Term Investments	13,263,000	10,710,162	–	23,973,162
Total Investments, at fair value	$13,263,000	$211,731,884	$–	$224,994,884
Other Financial Instruments+
Centrally Cleared Swaps	–	7,471,553	–	7,471,553
Forward Foreign Currency Contracts	–	3,030,515	–	3,030,515
Forward Premium Swaptions	–	179,233	–	179,233
Futures	1,596,685	–	–	1,596,685
Total Assets	$14,859,685	$222,413,185	$–	$237,272,870
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(2,960,589)	$–	$(2,960,589)
Forward Foreign Currency Contracts	–	(1,795,542)	–	(1,795,542)
Futures	(996,657)	–	–	(996,657)
Written Options	–	(605,210)	–	(605,210)
Total Liabilities	$(996,657)	$(5,361,341)	$–	$(6,357,998)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At January 31, 2019, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	321,000	AUD	443,543	Barclays Bank PLC	02/08/19	$(1,429)
USD	850,000	EUR	740,289	Barclays Bank PLC	02/08/19	2,401
CHF	1,742,357	USD	1,750,000	Barclays Bank PLC	02/08/19	2,700
USD	467,000	CAD	622,527	Barclays Bank PLC	02/08/19	(6,824)
GBP	481,001	USD	633,000	Barclays Bank PLC	02/08/19	(2,000)
USD	897,000	GBP	696,921	Barclays Bank PLC	02/08/19	(17,253)
USD	869,000	GBP	676,682	Barclays Bank PLC	02/08/19	(18,703)
USD	468,000	AUD	650,035	Barclays Bank PLC	02/08/19	(4,536)
EUR	931,756	USD	1,065,000	Barclays Bank PLC	02/08/19	1,822
USD	555,000	SEK	4,943,678	Barclays Bank PLC	02/08/19	8,477
NOK	7,930,798	USD	929,000	Barclays Bank PLC	02/08/19	11,507
USD	485,000	NOK	4,140,871	Barclays Bank PLC	02/08/19	(6,063)
EUR	1,528,159	USD	1,746,000	Barclays Bank PLC	02/08/19	3,677
EUR	50,000	USD	57,033	Barclays Bank PLC	02/08/19	214
USD	657,000	NOK	5,541,367	Barclays Bank PLC	02/08/19	58
EUR	4,436,501	USD	5,080,000	Barclays Bank PLC	02/08/19	5,202
GBP	190,302	USD	241,000	Barclays Bank PLC	02/08/19	8,647
USD	847,000	EUR	741,745	Barclays Bank PLC	02/08/19	(2,266)
USD	624,000	GBP	473,770	Barclays Bank PLC	02/08/19	2,486
USD	692,000	GBP	525,662	Barclays Bank PLC	02/08/19	2,412
EUR	634,795	USD	726,000	Barclays Bank PLC	02/08/19	814
JPY	191,724,811	USD	1,752,000	Barclays Bank PLC	02/08/19	8,664
USD	1,003,000	EUR	886,656	Barclays Bank PLC	02/08/19	(12,183)
AUD	1,208,777	USD	854,000	Barclays Bank PLC	02/08/19	24,707

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	3,353,843	USD	372,000	Barclays Bank PLC	02/08/19	$(1,233)
GBP	1,174,570	USD	1,475,000	Barclays Bank PLC	02/08/19	65,855
NOK	7,796,233	USD	914,000	Barclays Bank PLC	02/08/19	10,549
CHF	768,738	USD	775,000	Barclays Bank PLC	02/08/19	(1,698)
CHF	3,678,245	USD	3,726,000	Barclays Bank PLC	02/08/19	(25,919)
USD	876,000	GBP	680,606	Barclays Bank PLC	02/08/19	(16,850)
CHF	684,371	USD	693,000	Barclays Bank PLC	02/08/19	(4,566)
USD	653,000	CAD	890,227	Barclays Bank PLC	02/08/19	(24,578)
AUD	2,241,216	USD	1,617,144	Barclays Bank PLC	02/08/19	12,084
SEK	10,191,525	USD	1,135,000	Barclays Bank PLC	02/08/19	(8,328)
USD	936,000	AUD	1,303,688	Barclays Bank PLC	02/08/19	(11,701)
EUR	31,585,492	USD	36,261,178	Barclays Bank PLC	02/08/19	(97,128)
USD	1,039,000	NOK	8,853,341	Barclays Bank PLC	02/08/19	(10,911)
SEK	2,183,371	USD	246,000	Barclays Bank PLC	02/08/19	(4,629)
USD	792,000	NOK	6,869,123	Barclays Bank PLC	02/08/19	(22,604)
USD	787,000	EUR	684,023	Barclays Bank PLC	02/08/19	3,822
EUR	802,467	USD	917,000	Barclays Bank PLC	02/08/19	1,791
USD	1,814,000	NOK	15,594,366	Barclays Bank PLC	02/08/19	(35,324)
NOK	7,684,612	USD	899,000	Barclays Bank PLC	02/08/19	12,312
USD	1,072,000	CAD	1,430,484	Barclays Bank PLC	02/08/19	(16,782)
USD	3,094,316	NZD	4,491,463	Barclays Bank PLC	02/08/19	(10,452)
USD	1,152,000	GBP	901,826	Barclays Bank PLC	02/08/19	(31,056)
MYR	2,951,127	USD	705,437	Barclays Bank PLC	04/05/19	17,967
ILS	948,380	USD	254,384	Barclays Bank PLC	04/05/19	7,509
USD	2,124,105	CLP	1,455,755,654	Barclays Bank PLC	04/05/19	(95,796)
NOK	67,536,248	USD	7,894,000	BNP Paribas	02/08/19	115,071
SEK	38,532,928	USD	4,282,000	BNP Paribas	02/08/19	(22,189)
USD	1,845,000	AUD	2,571,753	BNP Paribas	02/08/19	(24,508)
AUD	2,546,075	USD	1,813,000	BNP Paribas	02/08/19	37,841
NZD	4,281,578	USD	2,895,000	BNP Paribas	02/08/19	64,682
SEK	4,830,317	USD	536,000	BNP Paribas	02/08/19	(2,009)
USD	1,882,000	AUD	2,655,260	BNP Paribas	02/08/19	(48,212)
NOK	16,755,785	USD	1,968,000	BNP Paribas	02/08/19	19,055
USD	1,040,000	AUD	1,450,510	BNP Paribas	02/08/19	(14,432)
USD	982,000	AUD	1,372,594	BNP Paribas	02/08/19	(15,792)
NOK	7,485,276	USD	877,000	BNP Paribas	02/08/19	10,673
JPY	246,850,632	USD	2,284,000	BNP Paribas	02/08/19	(17,100)
USD	543,000	AUD	760,448	BNP Paribas	02/08/19	(9,799)
USD	241,000	SEK	2,158,724	BNP Paribas	02/08/19	2,353
USD	376,000	SEK	3,340,177	BNP Paribas	02/08/19	6,744
USD	892,000	SEK	7,973,182	BNP Paribas	02/08/19	10,566
USD	1,328,000	JPY	149,476,214	Citibank N.A.	02/08/19	(44,683)
AUD	6,529,353	USD	4,695,000	Citibank N.A.	02/08/19	51,441
USD	1,358,000	NZD	1,974,338	Citibank N.A.	02/08/19	(6,780)
USD	1,489,000	GBP	1,182,690	Citibank N.A.	02/08/19	(62,508)
USD	1,292,036	PEN	4,324,962	Citibank N.A.	04/05/19	(5,193)
USD	1,635,564	RON	6,665,742	Citibank N.A.	04/05/19	27,005
CZK	4,433,973	USD	197,900	Citibank N.A.	04/05/19	(506)
ZAR	73,261	USD	5,094	Citibank N.A.	04/05/19	392
THB	23,480,605	USD	720,934	Citibank N.A.	04/05/19	31,746
PLN	1,795,368	USD	480,767	Citibank N.A.	04/05/19	2,402
TRY	101,974	USD	18,315	Citibank N.A.	04/05/19	788
COP	19,086,816	USD	5,878	Citibank N.A.	04/05/19	255
DKK	4,946,164	USD	760,689	Deutsche Bank AG	02/08/19	(2,098)
AUD	1,835,810	USD	1,323,000	Goldman Sachs International	02/08/19	11,522
USD	2,427,000	SEK	22,048,801	Goldman Sachs International	02/08/19	(10,492)
USD	899,000	AUD	1,252,321	Goldman Sachs International	02/08/19	(11,361)
AUD	1,169,160	USD	850,000	Goldman Sachs International	02/08/19	(2,268)
GBP	1,530,193	USD	1,984,000	Goldman Sachs International	02/08/19	23,378
CHF	1,554,467	USD	1,564,000	Goldman Sachs International	02/08/19	(1,862)
NOK	8,453,254	USD	995,000	Goldman Sachs International	02/08/19	7,465
USD	1,975,000	JPY	215,889,620	Goldman Sachs International	02/08/19	(7,576)
SEK	3,799,755	USD	420,000	Goldman Sachs International	02/08/19	(325)
GBP	541,992	USD	711,000	Goldman Sachs International	02/08/19	(1,921)
GBP	497,647	USD	653,000	Goldman Sachs International	02/08/19	(164)
USD	3,861,000	NOK	33,154,983	Goldman Sachs International	02/08/19	(70,824)
USD	3,513,000	CHF	3,456,766	Goldman Sachs International	02/08/19	35,713

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	2,033,892	USD	1,394,000	Goldman Sachs International	02/08/19	$11,948
NOK	46,255,515	USD	5,416,000	Goldman Sachs International	02/08/19	69,406
NZD	1,160,175	USD	795,000	Goldman Sachs International	02/08/19	6,982
CAD	4,270,137	USD	3,191,000	Goldman Sachs International	02/08/19	59,124
CHF	230,979	USD	234,000	Goldman Sachs International	02/08/19	(1,649)
USD	3,406,000	JPY	368,771,026	Goldman Sachs International	02/08/19	19,470
USD	478,000	EUR	414,973	Goldman Sachs International	02/08/19	2,873
USD	206,000	NOK	1,762,063	Goldman Sachs International	02/08/19	(2,962)
CHF	108,387	USD	110,000	Goldman Sachs International	02/08/19	(970)
BRL	6,271	USD	1,622	Goldman Sachs International	04/05/19	90
USD	581	PHP	31,017	Goldman Sachs International	04/05/19	(12)
MXN	12,602,720	USD	624,098	Goldman Sachs International	04/05/19	29,057
RUB	20,843,971	USD	303,973	Goldman Sachs International	04/05/19	11,296
USD	88,000	KRW	98,578,442	Goldman Sachs International	04/05/19	(777)
USD	44,000	MXN	874,173	Goldman Sachs International	04/05/19	(1,305)
USD	22,000	RUB	1,516,288	Goldman Sachs International	04/05/19	(934)
HUF	48,809,910	USD	175,091	Goldman Sachs International	04/05/19	2,510
CHF	332,841	USD	337,000	HSBC Bank USA N.A.	02/08/19	(2,183)
NZD	695,633	USD	468,000	HSBC Bank USA N.A.	02/08/19	12,863
USD	1,353,000	AUD	1,899,323	HSBC Bank USA N.A.	02/08/19	(27,692)
USD	4,729,000	AUD	6,561,427	HSBC Bank USA N.A.	02/08/19	(40,757)
USD	878,000	AUD	1,219,275	HSBC Bank USA N.A.	02/08/19	(8,339)
USD	845,000	EUR	742,987	HSBC Bank USA N.A.	02/08/19	(5,688)
NZD	1,946,953	USD	1,340,000	HSBC Bank USA N.A.	02/08/19	5,850
USD	230,000	NZD	336,312	HSBC Bank USA N.A.	02/08/19	(2,479)
NZD	3,845,730	USD	2,619,000	HSBC Bank USA N.A.	02/08/19	39,398
NZD	436,627	USD	297,000	HSBC Bank USA N.A.	02/08/19	4,822
USD	559,000	CAD	739,598	HSBC Bank USA N.A.	02/08/19	(3,930)
HKD	312,256	USD	39,977	HSBC Bank USA N.A.	03/22/19	(111)
IDR	9,046,246,731	USD	616,313	HSBC Bank USA N.A.	03/22/19	30,177
KRW	3,254,748,193	USD	2,910,495	HSBC Bank USA N.A.	04/05/19	20,654
SGD	763,827	USD	558,778	HSBC Bank USA N.A.	04/05/19	9,359
USD	932,000	EUR	814,998	JPMorgan Chase Bank N.A.	02/08/19	(1,138)
USD	1,232,000	JPY	132,471,933	JPMorgan Chase Bank N.A.	02/08/19	15,472
USD	1,983,000	CHF	1,937,775	JPMorgan Chase Bank N.A.	02/08/19	33,722
USD	1,022,000	NZD	1,513,672	JPMorgan Chase Bank N.A.	02/08/19	(24,341)
CHF	486,007	USD	495,000	JPMorgan Chase Bank N.A.	02/08/19	(6,108)
USD	406,000	NZD	594,134	JPMorgan Chase Bank N.A.	02/08/19	(4,700)
USD	780,000	JPY	84,353,279	JPMorgan Chase Bank N.A.	02/08/19	5,360
USD	553,000	EUR	481,519	JPMorgan Chase Bank N.A.	02/08/19	1,681
USD	1,315,000	NOK	11,523,402	JPMorgan Chase Bank N.A.	02/08/19	(51,551)
EUR	575,743	USD	657,000	JPMorgan Chase Bank N.A.	02/08/19	2,201
AUD	8,514,487	USD	6,081,000	JPMorgan Chase Bank N.A.	02/08/19	108,513
AUD	2,462,158	USD	1,736,000	JPMorgan Chase Bank N.A.	02/08/19	53,838
AUD	2,154,793	USD	1,519,000	JPMorgan Chase Bank N.A.	02/08/19	47,403
USD	621,000	JPY	67,920,304	JPMorgan Chase Bank N.A.	02/08/19	(2,732)
SEK	21,353,744	USD	2,380,000	JPMorgan Chase Bank N.A.	02/08/19	(19,346)
CAD	8,965,122	USD	6,738,349	JPMorgan Chase Bank N.A.	02/08/19	85,264
USD	1,307,000	EUR	1,144,105	JPMorgan Chase Bank N.A.	02/08/19	(2,952)
SEK	14,923,595	USD	1,658,741	JPMorgan Chase Bank N.A.	02/08/19	(8,939)
GBP	4,190,062	USD	5,314,687	JPMorgan Chase Bank N.A.	02/08/19	182,031
USD	2,233,000	SEK	20,076,170	JPMorgan Chase Bank N.A.	02/08/19	13,582
JPY	435,410,200	USD	4,000,000	JPMorgan Chase Bank N.A.	02/08/19	(23,147)
USD	466,073	CHF	458,427	JPMorgan Chase Bank N.A.	02/08/19	4,925
GBP	575,627	USD	736,000	JPMorgan Chase Bank N.A.	02/08/19	19,135
USD	1,778,000	CHF	1,740,378	JPMorgan Chase Bank N.A.	02/08/19	27,291
EUR	808,922	USD	930,000	JPMorgan Chase Bank N.A.	02/08/19	(3,819)
USD	1,050,000	AUD	1,461,453	JPMorgan Chase Bank N.A.	02/08/19	(12,387)
CAD	1,076,084	USD	819,000	JPMorgan Chase Bank N.A.	02/08/19	3,369
JPY	3,908,316,880	USD	34,824,495	JPMorgan Chase Bank N.A.	02/08/19	1,066,700
USD	1,012,000	NZD	1,497,597	JPMorgan Chase Bank N.A.	02/08/19	(23,228)
USD	66,000	CLP	45,352,560	JPMorgan Chase Bank N.A.	04/05/19	(3,159)
USD	2,301,000	NZD	3,391,219	Morgan Stanley	02/08/19	(43,213)
USD	684,000	NOK	5,982,200	Morgan Stanley	02/08/19	(25,424)
NOK	2,184,114	USD	251,000	Morgan Stanley	02/08/19	8,012
USD	824,000	NOK	7,121,526	Morgan Stanley	02/08/19	(20,536)
USD	5,409,000	NOK	46,296,398	Morgan Stanley	02/08/19	(81,254)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	283,000	EUR	247,603	Morgan Stanley	02/08/19	$(495)
JPY	139,486,525	USD	1,238,000	Morgan Stanley	02/08/19	42,945
EUR	3,750,352	USD	4,310,000	Morgan Stanley	02/08/19	(16,006)
USD	392,000	JPY	43,919,954	Morgan Stanley	02/08/19	(11,330)
USD	2,716,000	EUR	2,380,439	Morgan Stanley	02/08/19	(9,502)
USD	419,000	GBP	331,214	Morgan Stanley	02/08/19	(15,502)
USD	774,000	NOK	6,738,224	Morgan Stanley	02/08/19	(25,081)
USD	1,297,000	SEK	11,726,506	Morgan Stanley	02/08/19	636
USD	538,000	NZD	802,001	Morgan Stanley	02/08/19	(16,391)
USD	1,292,000	CHF	1,266,299	Morgan Stanley	02/08/19	18,184
USD	2,720,000	JPY	299,348,730	Morgan Stanley	02/08/19	(29,005)
SEK	11,691,467	USD	1,292,000	Morgan Stanley	02/08/19	490
GBP	655,385	USD	834,000	Morgan Stanley	02/08/19	25,764
EUR	1,010,330	USD	1,155,000	Morgan Stanley	02/08/19	1,785
NOK	43,723,304	USD	5,153,703	Morgan Stanley	02/08/19	31,410
USD	2,268,000	GBP	1,791,610	Morgan Stanley	02/08/19	(82,317)
USD	1,173,000	NZD	1,707,926	Morgan Stanley	02/08/19	(7,620)
USD	3,109,000	GBP	2,377,868	Morgan Stanley	02/08/19	(10,397)
SEK	4,299,906	USD	475,000	Morgan Stanley	02/08/19	354
CHF	2,833,682	USD	2,891,000	Morgan Stanley	02/08/19	(40,496)
USD	482,000	NZD	706,741	Morgan Stanley	02/08/19	(6,541)
USD	2,340,000	CHF	2,324,144	Morgan Stanley	02/08/19	2,059
USD	1,157,000	NOK	9,745,530	Morgan Stanley	02/08/19	1,285
NOK	6,609,380	USD	768,000	Morgan Stanley	02/08/19	15,801
AUD	1,666,267	USD	1,169,000	Morgan Stanley	02/08/19	42,274
NOK	8,396,614	USD	987,000	Morgan Stanley	02/08/19	8,748
USD	1,487,000	JPY	162,131,521	Morgan Stanley	02/08/19	(1,900)
CHF	862,394	USD	867,000	Morgan Stanley	02/08/19	514
USD	9,000	EUR	7,889	Morgan Stanley	02/08/19	(33)
USD	143,000	GBP	112,852	Morgan Stanley	02/08/19	(5,045)
USD	348,000	JPY	38,459,262	Morgan Stanley	02/08/19	(5,182)
USD	3,095,000	CAD	4,143,104	Morgan Stanley	02/08/19	(58,436)
EUR	3,668,056	USD	4,174,000	Morgan Stanley	02/08/19	25,768
USD	4,437,000	EUR	3,886,972	Morgan Stanley	02/08/19	(13,418)
USD	4,384,000	NZD	6,456,059	Morgan Stanley	02/08/19	(78,813)
USD	3,430,000	EUR	3,009,535	Morgan Stanley	02/08/19	(15,791)
GBP	1,722,387	USD	2,249,000	Morgan Stanley	02/08/19	10,506
CAD	899,558	USD	674,000	Morgan Stanley	02/08/19	10,679
EUR	1,751,864	USD	2,020,000	Morgan Stanley	02/08/19	(14,190)
GBP	689,089	USD	877,000	Morgan Stanley Capital Services LLC	02/08/19	26,979
USD	662,000	EUR	578,952	Morgan Stanley Capital Services LLC	02/08/19	(875)
USD	819,000	EUR	714,202	Morgan Stanley Capital Services LLC	02/08/19	1,269
NZD	3,763,450	USD	2,528,000	Morgan Stanley Capital Services LLC	02/08/19	73,521
CHF	397,816	USD	400,000	Morgan Stanley Capital Services LLC	02/08/19	178
CAD	15,400	USD	11,503	Societe Generale	02/08/19	219
						$1,234,973

At January 31, 2019, the following futures contracts were outstanding for Voya Global Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	13	03/15/19	$1,261,712	$22,051
Australia 3-Year Bond	27	03/15/19	2,206,289	11,176
Canada 10-Year Bond	31	03/20/19	3,247,338	117,385
Euro-Bobl 5-Year	30	03/07/19	4,564,538	25,527
Euro-Buxl® 30-year German Government Bond	22	03/07/19	4,680,165	221,066
Euro-OAT	80	03/07/19	14,002,541	184,510
Euro-Schatz	111	03/07/19	14,213,748	(2,714)
Long Gilt	25	03/27/19	4,050,536	51,104
Long-Term Euro-BTP	62	03/07/19	9,194,936	460,050
Short Gilt	11	03/27/19	1,488,202	170
U.S. Treasury 2-Year Note	28	03/29/19	5,945,188	40,646
U.S. Treasury Long Bond	47	03/20/19	6,894,312	346,840

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond	13	03/20/19	$2,094,625	$116,160
			$73,844,130	$1,593,971
Short Contracts:
Euro-Bund	(65)	03/07/19	(12,325,649)	(242,544)
Japan 10-Year Bond (TSE)	(6)	03/13/19	(8,410,741)	(39,506)
Japanese Government Bonds 10-Year Mini	(13)	03/12/19	(1,823,163)	(11,135)
U.S. Treasury 10-Year Note	(32)	03/20/19	(3,919,000)	(98,940)
U.S. Treasury 5-Year Note	(178)	03/29/19	(20,444,969)	(375,631)
U.S. Treasury Ultra 10-Year Note	(54)	03/20/19	(7,057,125)	(226,187)
			$(53,980,647)	$(993,943)

At January 31, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.294%	Annual	02/10/23	EUR	5,700,000	$71,189	$71,702
Pay	6-month JPY-LIBOR	Semi-Annual	(0.105)	Semi-Annual	03/07/21	JPY	1,300,000,000	(22,438)	(23,387)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.199)	Semi-Annual	07/14/21	JPY	917,600,000	(38,008)	(41,905)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.020)	Semi-Annual	03/07/23	JPY	1,130,000,000	(3,667)	(1,762)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.166)	Semi-Annual	07/14/23	JPY	633,700,000	(41,301)	(44,290)
Pay	6-month JPY-LIBOR	Semi-Annual	0.754	Semi-Annual	05/21/24	JPY	3,232,000,000	1,181,495	1,115,447
Pay	6-month JPY-LIBOR	Semi-Annual	0.558	Semi-Annual	02/24/25	JPY	1,844,721,303	553,325	498,337
Pay	6-month JPY-LIBOR	Semi-Annual	(0.092)	Semi-Annual	07/14/26	JPY	1,256,100,000	(131,421)	(136,959)
Pay	6-month JPY-LIBOR	Semi-Annual	0.387	Semi-Annual	03/02/31	JPY	14,900,000	2,450	2,652
Pay	6-month JPY-LIBOR	Semi-Annual	0.360	Semi-Annual	03/03/31	JPY	1,677,000,000	225,431	250,716
Pay	6-month JPY-LIBOR	Semi-Annual	0.471	Semi-Annual	07/04/32	JPY	473,650,000	105,687	107,085
Pay	6-month JPY-LIBOR	Semi-Annual	0.623	Semi-Annual	03/02/36	JPY	11,900,000	3,634	3,835
Pay	6-month JPY-LIBOR	Semi-Annual	0.585	Semi-Annual	03/03/36	JPY	1,341,000,000	331,507	357,897
Pay	6-month JPY-LIBOR	Semi-Annual	0.765	Semi-Annual	07/04/42	JPY	488,690,000	182,216	186,784
Pay	6-month JPY-LIBOR	Semi-Annual	1.289	Semi-Annual	02/04/45	JPY	1,754,000,000	2,630,131	2,516,332
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	833,000	13,018	13,018
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	616,000	(4,683)	(4,683)
Pay	3-month USD-LIBOR	Quarterly	2.722	Semi-Annual	01/15/29	USD	26,300,000	146,603	146,603
Pay	3-month USD-LIBOR	Quarterly	2.741	Semi-Annual	01/28/29	USD	26,300,000	188,745	188,745
Pay	3-month USD-LIBOR	Quarterly	2.682	Semi-Annual	02/04/29	USD	52,600,000	(22,139)	–
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	3,090,000	(85,274)	(84,876)
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	1,600,000	(63,103)	(62,881)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.129	Annual	02/16/46	EUR	1,300,000	38,416	31,032
Receive	6-month JPY-LIBOR	Semi-Annual	(0.030)	Semi-Annual	03/02/23	JPY	29,800,000	207	152
Receive	6-month JPY-LIBOR	Semi-Annual	(0.044)	Semi-Annual	03/03/23	JPY	4,344,000,000	52,679	43,131
Receive	6-month JPY-LIBOR	Semi-Annual	0.119	Semi-Annual	03/02/26	JPY	21,200,000	(978)	(1,118)
Receive	6-month JPY-LIBOR	Semi-Annual	0.103	Semi-Annual	03/03/26	JPY	2,381,000,000	(85,308)	(102,492)
Receive	6-month JPY-LIBOR	Semi-Annual	0.373	Semi-Annual	03/07/31	JPY	175,000,000	(25,883)	(28,419)
Receive	6-month JPY-LIBOR	Semi-Annual	0.484	Semi-Annual	07/05/32	JPY	1,273,200,000	(304,990)	(307,712)
Receive	6-month JPY-LIBOR	Semi-Annual	0.578	Semi-Annual	03/07/36	JPY	250,000,000	(58,953)	(64,000)
Receive	6-month JPY-LIBOR	Semi-Annual	0.178	Semi-Annual	07/14/36	JPY	467,900,000	192,771	192,328
Receive	6-month JPY-LIBOR	Semi-Annual	0.782	Semi-Annual	07/05/42	JPY	738,900,000	(301,976)	(307,532)
Receive	6-month JPY-LIBOR	Semi-Annual	1.443	Semi-Annual	02/24/45	JPY	797,101,798	(1,477,688)	(1,403,214)
Receive	6-month JPY-LIBOR	Semi-Annual	0.233	Semi-Annual	07/14/46	JPY	294,600,000	298,754	299,203
Receive	6-month JPY-LIBOR	Semi-Annual	0.816	Semi-Annual	07/03/47	JPY	1,850,000	(717)	(743)
Receive	1-month USD-LIBOR	Monthly	1.720	Monthly	10/27/19	USD	11,090,000	65,748	65,157
Receive	1-month USD-LIBOR	Monthly	2.371	Monthly	03/05/20	USD	9,500,000	15,771	15,771
Receive	1-month USD-LIBOR	Monthly	2.798	Monthly	09/14/20	USD	6,000,000	(28,575)	(28,575)
Receive	1-month USD-LIBOR	Monthly	1.079	Monthly	04/04/21	USD	20,500,000	600,560	600,560
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	18,400,000	282,858	281,340
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	2,130,000	(9,012)	(9,012)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	2,360,000	(38,739)	(38,739)
Receive	1-month USD-LIBOR	Monthly	2.843	Monthly	04/30/25	USD	2,600,000	(63,160)	(63,160)
Receive	1-month USD-LIBOR	Monthly	3.053	Monthly	10/18/25	USD	1,140,000	(42,374)	(42,374)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,420,000	67,011	66,643
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,970,000	(25,086)	(25,086)
Receive	1-month USD-LIBOR	Quarterly	3.099	Semi-Annual	10/18/28	USD	1,600,000	(77,265)	(77,265)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	3.050%	Semi-Annual	02/04/29	USD	52,600,000	$(1,694,770)	$–
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	1,270,000	37,142	37,142
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	530,000	(32,890)	(32,890)
Receive	3-month USD-LIBOR	Quarterly	2.188	Semi-Annual	04/04/46	USD	3,000,000	379,940	379,940
Receive	1-month USD-LIBOR	Monthly	2.940	Monthly	08/03/48	USD	500,000	(27,515)	(27,515)
								$2,959,375	$4,510,963

At January 31, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Pay	3.235%	3-month USD-LIBOR	02/15/19	USD	52,600,000	$110,986	$1
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	3.034%	3-month USD-LIBOR	03/15/19	USD	52,600,000	50,233	11,719
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.013%	3-month USD-LIBOR	03/01/19	USD	52,600,000	63,120	4,305
								$224,339	$16,025

At January 31, 2019, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Pay	2.735%	3-month USD-LIBOR	02/15/19	USD	52,600,000	$128,870	$(411,100)
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	2.534%	3-month USD-LIBOR	03/15/19	USD	52,600,000	67,328	(129,156)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	2.513%	3-month USD-LIBOR	03/01/19	USD	52,600,000	78,900	(64,954)
								$275,098	$(605,210)

At January 31, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(2)	Unrealized Appreciation/(Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD	11,740,000	$(625,155)	$28,798
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	16,679,000	(881,902)	53,402

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(2)	Unrealized Appreciation/(Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD	11,740,000	$(636,308)	$17,342
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD	11,740,000	(628,970)	26,319
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	18,541,000	(986,381)	53,372
								$(3,758,716)	$179,233

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $230,899,927.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$15,928,843
Gross Unrealized Depreciation	(10,496,474)

Net Unrealized Appreciation	$5,432,369

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Australia: 0.6%
866		BHP Billiton Ltd.	$22,111	0.6

		France: 6.4%
1,000		AXA S.A.	23,190	0.6
661		Cie de Saint-Gobain	22,810	0.6
1,528		Engie SA	24,496	0.6
95		L'Oreal S.A.	22,897	0.6
77		LVMH Moet Hennessy Louis Vuitton SE	24,702	0.6
1,330		Orange SA	20,629	0.5
253		Sanofi	21,990	0.6
324		Schneider Electric SE	23,043	0.6
680		Societe Generale	21,202	0.5
415		Total SA	22,751	0.6
894		Vivendi SA	22,796	0.6
			250,506	6.4

		Germany: 5.8%
107		Allianz SE	22,702	0.6
309		BASF SE	22,637	0.6
306		Bayer AG	23,194	0.6
401		Daimler AG	23,755	0.6
2,665		Deutsche Bank AG	23,690	0.6
1,250		Deutsche Telekom AG	20,326	0.5
2,117		E.ON AG	23,533	0.6
100		Muenchener Rueckversicherungs-Gesellschaft AG	22,316	0.6
983		RWE AG	24,449	0.6
191		Siemens AG	20,971	0.5
			227,573	5.8

		Japan: 5.0%
500		Bridgestone Corp.	19,246	0.5
700		Canon, Inc.	20,132	0.5
900		Honda Motor Co., Ltd.	27,020	0.7
4,300		Mitsubishi UFJ Financial Group, Inc.	23,065	0.6
2,700		Nissan Motor Co., Ltd.	23,058	0.6
2,400		Panasonic Corp.	23,501	0.6
400		Seven & I Holdings Co., Ltd.	17,417	0.4
500		Sony Corp.	25,054	0.6
300		Toyota Motor Corp.	18,465	0.5
			196,958	5.0

		Netherlands: 2.4%
2,013		ING Groep NV	23,886	0.6
618		Koninklijke Philips NV	24,365	0.6
744		Royal Dutch Shell PLC - Class A	23,064	0.6
399		Unilever NV	21,366	0.6
			92,681	2.4

		South Korea: 0.6%
601		Samsung Electronics Co., Ltd.	25,058	0.6

		Spain: 2.4%
4,117		Banco Bilbao Vizcaya Argentaria SA	24,435	0.6
4,822		Banco Santander SA	22,869	0.6
1,378		Repsol SA	24,188	0.6
2,541		Telefonica S.A.	21,857	0.6
			93,349	2.4

		Switzerland: 4.1%
1,139		ABB Ltd.	21,801	0.5
1,978		Credit Suisse Group AG	24,043	0.6
260		Nestle SA	22,668	0.6
254		Novartis AG	22,175	0.6
87		Roche Holding AG	23,145	0.6
237		Swiss Re Ltd.	22,729	0.6
1,762		UBS Group AG	22,842	0.6
			159,403	4.1

		United Kingdom: 7.7%
971		Anglo American PLC	24,815	0.7
283		AstraZeneca PLC	20,501	0.5
4,538		Aviva PLC	24,680	0.6
11,540		Barclays PLC	24,053	0.6
3,385		BP PLC	23,123	0.6
604		Diageo PLC	23,053	0.6
1,128		GlaxoSmithKline PLC	21,911	0.6
2,611		HSBC Holdings PLC	21,985	0.6
2,170		National Grid PLC	23,630	0.6
1,235		Prudential PLC	24,152	0.6
447		Rio Tinto PLC	24,729	0.6
2,864		Standard Chartered PLC	23,098	0.6
10,920		Vodafone Group PLC	19,916	0.5
			299,646	7.7

		United States: 63.5%
305		3M Co.	61,091	1.6
817		Abbott Laboratories	59,625	1.5
55	(1)	Alphabet, Inc. - Class C	61,400	1.6
39	(1)	Amazon.com, Inc.	67,030	1.7
361		American Tower Corp.	62,395	1.6
405		Aon PLC	63,273	1.6
362		Apple, Inc.	60,251	1.5
1,137		Bristol-Myers Squibb Co.	56,134	1.4
456		Caterpillar, Inc.	60,721	1.5
530		Chevron Corp.	60,764	1.6
1,106		Citigroup, Inc.	71,293	1.8
1,212		Coca-Cola Co.	58,334	1.5
958		Colgate-Palmolive Co.	61,963	1.6
1,089		DowDuPont, Inc.	58,599	1.5
973		Emerson Electric Co.	63,702	1.6
829		Exxon Mobil Corp.	60,749	1.5
7,246		Ford Motor Co.	63,765	1.6
7,698		General Electric Co.	78,212	2.0
349		Goldman Sachs Group, Inc.	69,105	1.8
2,798		HP, Inc.	61,640	1.6
1,232		Intel Corp.	58,052	1.5
511		International Business Machines Corp.	68,689	1.8
449		Johnson & Johnson	59,753	1.5
1,913		Johnson Controls International plc	64,602	1.6
593		JPMorgan Chase & Co.	61,375	1.6
514		Kimberly-Clark Corp.	57,249	1.5
734		Marsh & McLennan Cos., Inc.	64,731	1.7

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
327	McDonald's Corp.	$58,461	1.5
769	Merck & Co., Inc.	57,237	1.5
566	Microsoft Corp.	59,107	1.5
1,447	Morgan Stanley	61,208	1.6
779	Nike, Inc.	63,785	1.6
525	PepsiCo, Inc.	59,152	1.5
1,348	Pfizer, Inc.	57,223	1.5
851	Philip Morris International, Inc.	65,289	1.7
631	Procter & Gamble Co.	60,873	1.6
612	Texas Instruments, Inc.	61,616	1.6
1,189	Twenty-First Century Fox, Inc. - Class A	58,630	1.5
537	United Technologies Corp.	63,404	1.6
629	Walmart, Inc.	60,277	1.5
		2,480,759	63.5

	Total Common Stock
	(Cost $3,509,016)	3,848,044	98.5

EXCHANGE-TRADED FUNDS: 0.9%
786	iShares Global 100 ETF	35,464	0.9

	Total Exchange-Traded Funds
	(Cost $35,451)	35,464	0.9

	Total Long-Term Investments
	(Cost $3,544,467)	3,883,508	99.4

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
11,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.310%
	(Cost $11,000)	11,000	0.3

	Total Short-Term Investments
	(Cost $11,000)	11,000	0.3

	Total Investments in Securities (Cost $3,555,467)	$3,894,508	99.7
	Assets in Excess of Other Liabilities	10,505	0.3
	Net Assets	$3,905,013	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of January 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	20.1%
Consumer Staples	13.6
Industrials	12.3
Health Care	11.4
Consumer Discretionary	11.2
Information Technology	10.6
Communication Services	5.8
Energy	5.5
Materials	3.9%
Utilities	2.5
Real Estate	1.6
Exchange-Traded Funds	0.9
Short-Term Investments	0.3
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$22,111	$–	$22,111
France	–	250,506	–	250,506
Germany	–	227,573	–	227,573
Japan	–	196,958	–	196,958
Netherlands	–	92,681	–	92,681
South Korea	–	25,058	–	25,058
Spain	–	93,349	–	93,349
Switzerland	–	159,403	–	159,403
United Kingdom	–	299,646	–	299,646
United States	2,480,759	–	–	2,480,759
Total Common Stock	2,480,759	1,367,285	–	3,848,044
Exchange-Traded Funds	35,464	–	–	35,464
Short-Term Investments	11,000	–	–	11,000
Total Investments, at fair value	$2,527,223	$1,367,285	$–	$3,894,508

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,649,535.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$501,526
Gross Unrealized Depreciation	(256,531)

Net Unrealized Appreciation	$244,995

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Canada: 3.6%
6,159		Canadian Imperial Bank of Commerce - XTSE	$522,222	0.8
19,500		Nutrien Ltd.	1,010,210	1.6
35,632		Shaw Communications, Inc. - Class B	723,514	1.2
			2,255,946	3.6

		France: 11.3%
17,541		BNP Paribas	826,635	1.3
35,370		Cie de Saint-Gobain	1,220,545	2.0
11,500		Danone	836,874	1.4
62,134		Engie SA	996,088	1.6
36,700		Orange SA	569,230	0.9
9,566		Sanofi	831,455	1.3
17,500		Total SA	959,368	1.5
8,823		Vinci SA	776,338	1.3
			7,016,533	11.3

		Germany: 2.7%
2,700		Continental AG	426,698	0.7
13,439		Daimler AG	796,110	1.3
15,859		Evonik Industries AG	433,720	0.7
			1,656,528	2.7

		Ireland: 1.3%
9,200		Medtronic PLC	813,188	1.3

		Italy: 0.6%
35,092		UniCredit SpA	405,679	0.6

		Japan: 6.6%
14,700		Japan Airlines Co. Ltd.	535,204	0.8
192,500		Mitsubishi UFJ Financial Group, Inc.	1,032,555	1.7
4,400		Murata Manufacturing Co., Ltd.	660,950	1.1
92,300		Nissan Motor Co., Ltd.	788,242	1.3
28,300		Sumitomo Mitsui Financial Group, Inc.	1,052,816	1.7
			4,069,767	6.6

		Netherlands: 4.1%
10,274	(1)	ABN AMRO Group NV	256,191	0.4
18,200		ArcelorMittal	420,369	0.7
34,641		Royal Dutch Shell PLC - Class A	1,071,259	1.7
15,400		Unilever NV	824,671	1.3
			2,572,490	4.1

		Singapore: 1.3%
230,500		Singapore Telecommunications Ltd.	518,258	0.9
13,900		United Overseas Bank Ltd.	260,503	0.4
			778,761	1.3

		South Korea: 0.7%
10,642		Samsung Electronics Co., Ltd.	443,709	0.7

		Spain: 1.6%
15,000		ACS Actividades de Construccion y Servicios SA	620,761	1.0
41,696		Telefonica S.A.	358,651	0.6
			979,412	1.6

		Switzerland: 7.1%
7,178		Chubb Ltd.	955,033	1.5
198,000		Glencore PLC	805,130	1.3
8,700		Nestle SA	758,500	1.2
3,877		Roche Holding AG	1,031,420	1.7
65,900		UBS Group AG	854,308	1.4
			4,404,391	7.1

		United Kingdom: 7.3%
91,665		Barclays PLC	191,062	0.3
219,800		Kingfisher PLC	642,112	1.0
46,500		Prudential PLC	909,359	1.5
31,600		SSE PLC	485,786	0.8
140,300		Standard Chartered PLC	1,131,533	1.8
643,867		Vodafone Group PLC	1,174,271	1.9
			4,534,123	7.3

		United States: 47.5%
4,500		Allergan PLC	647,910	1.0
6,800		American Electric Power Co., Inc.	538,016	0.9
10,528		Apple, Inc.	1,752,280	2.8
15,240		Bank of New York Mellon Corp.	797,357	1.3
18,765		Bristol-Myers Squibb Co.	926,428	1.5
9,200		Bunge Ltd.	506,644	0.8
14,200		Carnival Corp.	817,636	1.3
10,822		Chevron Corp.	1,240,742	2.0
34,769		Cisco Systems, Inc.	1,644,226	2.7
15,000		ConocoPhillips	1,015,350	1.6
5,200		Eaton Corp. PLC	396,500	0.6
7,737		Eversource Energy	537,025	0.9
10,642		Exxon Mobil Corp.	779,846	1.3
18,900		Gap, Inc.	480,816	0.8
117,530		General Electric Co.	1,194,105	1.9
11,500		Gilead Sciences, Inc.	805,115	1.3
12,092		Intel Corp.	569,775	0.9
4,500		International Business Machines Corp.	604,890	1.0
3,600		Johnson & Johnson	479,088	0.8
9,020		JPMorgan Chase & Co.	933,570	1.5
14,300		Las Vegas Sands Corp.	834,548	1.3
5,858		McDonald's Corp.	1,047,293	1.7
14,200		Merck & Co., Inc.	1,056,906	1.7
17,243		Microsoft Corp.	1,800,687	2.9
23,000		Oracle Corp.	1,155,290	1.9
24,056		Pfizer, Inc.	1,021,177	1.6
4,900		Philip Morris International, Inc.	375,928	0.6
5,832		PNC Financial Services Group, Inc.	715,411	1.2
8,854		Procter & Gamble Co.	854,145	1.4
18,649		Qualcomm, Inc.	923,499	1.5
4,300		Quest Diagnostics, Inc.	375,605	0.6
18,765		Schlumberger Ltd.	829,601	1.3

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
10,163	Verizon Communications, Inc.	$559,575	0.9
13,000	Walmart, Inc.	1,245,790	2.0
		29,462,774	47.5

	Total Common Stock
	(Cost $60,064,121)	59,393,301	95.7

RIGHTS: 0.0%
	Spain: 0.0%
15,000	(2) ACS Actividades de Construccion y Servicios SA	8,233	0.0

	Total Rights
	(Cost $7,665)	8,233	0.0

	Total Long-Term Investments
	(Cost $60,071,786)	59,401,534	95.7

SHORT-TERM INVESTMENTS: 3.6%
	Mutual Funds: 3.6%
2,232,064	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290%
	(Cost $2,232,064)	2,232,064	3.6

	Total Short-Term Investments
	(Cost $2,232,064)	2,232,064	3.6

	Total Investments in Securities (Cost $62,303,850)	$61,633,598	99.3
	Assets in Excess of Other Liabilities	427,606	0.7
	Net Assets	$62,061,204	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of January 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	17.5%
Information Technology	15.4
Health Care	12.9
Energy	9.5
Consumer Discretionary	9.4
Consumer Staples	8.7
Industrials	7.6
Communication Services	6.3
Materials	4.3
Utilities	4.1
Short-Term Investments	3.6
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Common Stock
Canada	$2,255,946	$–	$–	$2,255,946
France	–	7,016,533	–	7,016,533
Germany	–	1,656,528	–	1,656,528
Ireland	813,188	–	–	813,188
Italy	–	405,679	–	405,679
Japan	–	4,069,767	–	4,069,767
Netherlands	–	2,572,490	–	2,572,490
Singapore	–	778,761	–	778,761
South Korea	–	443,709	–	443,709
Spain	–	979,412	–	979,412
Switzerland	955,033	3,449,358	–	4,404,391
United Kingdom	–	4,534,123	–	4,534,123
United States	29,462,774	–	–	29,462,774
Total Common Stock	33,486,941	25,906,360	–	59,393,301
Rights	8,233	–	–	8,233
Short-Term Investments	2,232,064	–	–	2,232,064
Total Investments, at fair value	$35,727,238	$25,906,360	$–	$61,633,598

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $63,226,535.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,154,857
Gross Unrealized Depreciation	(6,637,131)

Net Unrealized Depreciation	$(1,482,274)

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Australia: 1.8%
97,379		AGL Energy Ltd.	$1,521,515	0.6
286,200		Aurizon Holdings Ltd.	917,102	0.4
38,852		Computershare Ltd.	503,312	0.2
41,621		Newcrest Mining Ltd.	740,468	0.3
34,226		Sonic Healthcare Ltd.	574,091	0.3
			4,256,488	1.8

		Belgium: 0.6%
18,043		UCB S.A.	1,563,478	0.6

		Canada: 3.9%
18,901		Bank of Montreal	1,383,537	0.6
22,956		Bank of Nova Scotia	1,306,830	0.5
25,421		BCE, Inc.	1,105,295	0.5
18,633		Canadian Imperial Bank of Commerce - XTSE	1,579,895	0.7
40,250		CI Financial Corp.	541,895	0.2
38,613		Empire Co. Ltd.	868,091	0.4
27,357		Great-West Lifeco, Inc.	587,136	0.2
10,760		iA Financial Corp., Inc.	399,707	0.2
28,160		National Bank Of Canada	1,324,470	0.5
8,379		TELUS Corp.	293,467	0.1
			9,390,323	3.9

		China: 0.5%
288,000		BOC Hong Kong Holdings Ltd.	1,112,809	0.5
12,100,000	(1)	China Hongxing Sports Ltd.	–	–
			1,112,809	0.5

		Denmark: 0.7%
35,234		Novo Nordisk A/S	1,651,280	0.7

		Finland: 1.0%
13,664		Nokian Renkaat OYJ	454,590	0.2
17,708		Orion Oyj	625,995	0.2
31,697		Sampo OYJ	1,452,205	0.6
			2,532,790	1.0

		France: 3.3%
4,332		Arkema SA	410,445	0.2
70,263		AXA S.A.	1,629,408	0.7
30,616		Bouygues SA	1,083,596	0.4
8,393		Cie Generale des Etablissements Michelin SCA	911,662	0.4
58,580		Credit Agricole SA	669,065	0.3
32,432		Edenred	1,313,391	0.5
83,652		Orange SA	1,297,473	0.5
26,020		Societe Generale	811,289	0.3
			8,126,329	3.3

		Germany: 2.1%
2,354		Allianz SE	499,453	0.2
16,450	(2)	Covestro AG	909,019	0.4
20,916		Deutsche Lufthansa AG	528,046	0.2
38,338		Deutsche Post AG	1,132,353	0.5
36,800		Evonik Industries AG	1,006,425	0.4
63,762		TUI AG	965,445	0.4
			5,040,741	2.1

		Hong Kong: 1.5%
59,500		CK Hutchison Holdings Ltd.	600,903	0.2
103,500		CLP Holdings Ltd.	1,205,471	0.5
585,000		HKT Trust / HKT Ltd.	862,738	0.4
268,000		NWS Holdings Ltd.	612,898	0.3
560,000		PCCW Ltd.	333,362	0.1
			3,615,372	1.5

		Israel: 0.3%
123,531		Bank Leumi Le-Israel BM	816,712	0.3

		Japan: 9.4%
102,700		Astellas Pharma, Inc.	1,523,886	0.6
38,100		Canon, Inc.	1,095,764	0.5
5,200		Central Japan Railway Co.	1,123,836	0.5
30,500		Fuji Film Holdings Corp.	1,310,468	0.5
40,600		Japan Airlines Co. Ltd.	1,478,184	0.6
40,700		Japan Tobacco, Inc.	1,030,351	0.4
22,300		Kamigumi Co., Ltd.	493,680	0.2
33,500		Kyushu Railway Co.	1,143,769	0.5
12,300		Medipal Holdings Corp.	283,898	0.1
8,700		MEIJI Holdings Co., Ltd.	672,728	0.3
8,400		Mitsubishi Corp.	246,189	0.1
94,300		Mitsui & Co., Ltd.	1,540,666	0.6
20,700		Nippon Telegraph & Telephone Corp.	889,856	0.4
11,000		Nomura Research Institute Ltd.	450,142	0.2
59,000		NTT DoCoMo, Inc.	1,417,582	0.6
10,100		Obic Co., Ltd.	957,159	0.4
9,600		Oracle Corp. Japan	699,448	0.3
67,500		ORIX Corp.	1,018,158	0.4
21,600		Sankyo Co., Ltd.	837,131	0.4
95,400		Sekisui House Ltd.	1,425,790	0.6
94,000		Sumitomo Corp.	1,455,452	0.6
22,600		Sundrug Co., Ltd.	723,252	0.3
6,400		Suzuken Co., Ltd.	336,036	0.1
372		United Urban Investment Corp.	593,935	0.2
			22,747,360	9.4

		Luxembourg: 0.1%
6,886		RTL Group SA	376,651	0.1

		Netherlands: 3.5%
98,767		ING Groep NV	1,171,948	0.5
57,564		Koninklijke Ahold Delhaize NV	1,516,584	0.6
15,304		LyondellBasell Industries NV - Class A	1,330,989	0.5
37,718		NN Group NV	1,592,727	0.7
93,521		Royal Dutch Shell PLC - Class A	2,899,183	1.2
			8,511,431	3.5

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	New Zealand: 0.3%
265,031	Spark New Zealand Ltd.	$745,028	0.3

	Panama: 0.4%
10,674	Copa Holdings S.A.- Class A	1,012,429	0.4

	Singapore: 0.8%
280,700	ComfortDelgro Corp., Ltd.	487,080	0.2
111,400	SATS Ltd	401,867	0.2
271,800	Singapore Technologies Engineering Ltd.	752,672	0.3
257,800	Yangzijiang Shipbuilding Holdings Ltd.	269,440	0.1
		1,911,059	0.8

	Spain: 0.8%
49,556	Endesa S.A.	1,239,465	0.5
28,961	Red Electrica Corp. SA	667,417	0.3
		1,906,882	0.8

	Sweden: 0.5%
26,265	Swedish Match AB	1,176,726	0.5

	Switzerland: 2.6%
3,092	Kuehne & Nagel International AG	418,135	0.2
17,503	Nestle SA	1,525,979	0.6
9,787	Roche Holding AG	2,603,692	1.1
5,387	Zurich Insurance Group AG	1,690,725	0.7
		6,238,531	2.6

	United Kingdom: 5.8%
140,547	Aviva PLC	764,378	0.3
338,807	Direct Line Insurance Group PLC	1,497,534	0.6
98,737	GlaxoSmithKline PLC	1,917,918	0.8
38,617	Imperial Brands PLC	1,281,852	0.5
52,154	International Consolidated Airlines Group SA	440,099	0.2
475,401	Legal & General Group PLC	1,619,640	0.7
1,871,216	Lloyds Banking Group Plc	1,426,545	0.6
339,350	Marks & Spencer Group PLC	1,283,954	0.6
21,726	Pearson PLC	258,298	0.1
47,676	Persimmon PLC	1,487,277	0.6
211,238	Royal Mail PLC	744,279	0.3
425,370	Taylor Wimpey PLC	922,306	0.4
159,699	Vodafone Group PLC	291,256	0.1
		13,935,336	5.8

	United States: 58.8%
23,724	AbbVie, Inc.	1,904,800	0.8
3,902	Accenture PLC	599,152	0.2
84,733	AES Corp.	1,388,774	0.6
38,031	Aflac, Inc.	1,814,079	0.7
70,972	AGNC Investment Corp.	1,271,109	0.5
8,494	Air Products & Chemicals, Inc.	1,396,329	0.6
6,294	Allison Transmission Holdings, Inc.	306,329	0.1
9,702	Allstate Corp.	852,515	0.4
35,712	Altria Group, Inc.	1,762,387	0.7
14,845	Ameren Corp.	1,029,352	0.4
7,835	Amgen, Inc.	1,466,007	0.6
17,753	Amphenol Corp.	1,560,844	0.6
142,891	Annaly Capital Management, Inc.	1,491,782	0.6
80,003	Apple Hospitality REIT, Inc.	1,312,849	0.5
24,028	Apple, Inc.	3,999,220	1.7
75,838	AT&T, Inc.	2,279,690	0.9
104,805	Bank of America Corp.	2,983,798	1.2
5,165	Boeing Co.	1,991,727	0.8
25,361	Booz Allen Hamilton Holding Corp.	1,245,986	0.5
33,248	Bristol-Myers Squibb Co.	1,641,454	0.7
11,358	Broadridge Financial Solutions, Inc. ADR	1,145,227	0.5
20,756	Bruker Corp.	727,705	0.3
2,557	Camden Property Trust	247,901	0.1
11,938	Carnival Corp.	687,390	0.3
51,728	Centerpoint Energy, Inc.	1,599,430	0.7
33,177	CenturyLink, Inc.	508,272	0.2
20,279	Chevron Corp.	2,324,987	1.0
72,516	Chimera Investment Corp.	1,379,979	0.6
56,174	Cisco Systems, Inc.	2,656,468	1.1
12,454	Citrix Systems, Inc.	1,277,033	0.5
12,301	Comerica, Inc.	968,581	0.4
18,719	Conagra Brands, Inc.	405,079	0.2
15,075	Darden Restaurants, Inc.	1,581,820	0.7
7,036	DXC Technology Co.	451,148	0.2
9,634	Eaton Corp. PLC	734,593	0.3
18,762	Eli Lilly & Co.	2,248,813	0.9
5,049	Everest Re Group Ltd.	1,105,983	0.5
4,967	Exelon Corp.	237,224	0.1
11,343	Expedia Group, Inc.	1,352,653	0.6
18,396	Expeditors International Washington, Inc.	1,274,843	0.5
25,800	Exxon Mobil Corp.	1,890,624	0.8
36,922	General Mills, Inc.	1,640,814	0.7
54,713	H&R Block, Inc.	1,290,680	0.5
5,998	Home Depot, Inc.	1,100,813	0.5
13,353	Honeywell International, Inc.	1,917,891	0.8
55,669	Intel Corp.	2,623,123	1.1
15,646	InterDigital, Inc.	1,139,185	0.5
16,233	International Business Machines Corp.	2,182,040	0.9
18,061	j2 Global, Inc.	1,357,465	0.6
10,972	Jabil, Inc.	292,404	0.1
7,728	JM Smucker Co.	810,513	0.3
26,898	Johnson & Johnson	3,579,586	1.5
10,981	Kimberly-Clark Corp.	1,223,064	0.5
14,232	KLA-Tencor Corp.	1,516,704	0.6
19,445	Kohl's Corp.	1,335,677	0.6
9,701	Lear Corp.	1,493,275	0.6

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
5,484	Marriott International, Inc.	$628,083	0.3
24,296	Maxim Integrated Products	1,318,544	0.5
18,220	Maximus, Inc.	1,277,769	0.5
11,792	McDonald's Corp.	2,108,174	0.9
28,080	MDU Resources Group, Inc.	721,937	0.3
2,987	Merck & Co., Inc.	222,322	0.1
118,297	MFA Financial, Inc.	867,117	0.4
18,303	Microsoft Corp.	1,911,382	0.8
23,764	Molson Coors Brewing Co.	1,582,920	0.7
10,843	Motorola Solutions, Inc.	1,267,655	0.5
46,498	New Residential Investment Corp.	789,536	0.3
36,310	Newmont Mining Corp.	1,238,534	0.5
13,385	OGE Energy Corp.	548,116	0.2
20,240	Omnicom Group	1,576,291	0.7
8,398	Oneok, Inc.	539,236	0.2
47,328	Oracle Corp.	2,377,285	1.0
22,153	Paychex, Inc.	1,568,432	0.6
20,181	PBF Energy, Inc.	739,028	0.3
18,556	PepsiCo, Inc.	2,090,705	0.9
62,960	Perspecta, Inc.	1,262,348	0.5
66,564	Pfizer, Inc.	2,825,642	1.2
26,303	Philip Morris International, Inc.	2,017,966	0.8
14,845	Phillips 66	1,416,361	0.6
5,763	Pinnacle West Capital Corp.	507,836	0.2
59,993	Plains GP Holdings L.P.	1,370,240	0.6
16,453	Procter & Gamble Co.	1,587,221	0.7
15,361	Quest Diagnostics, Inc.	1,341,783	0.6
19,399	Republic Services, Inc.	1,488,097	0.6
10,775	Royal Gold, Inc.	941,412	0.4
52,975	Sabre Corp.	1,217,366	0.5
29,698	Service Corp. International	1,274,638	0.5
64,965	Starwood Property Trust, Inc.	1,434,427	0.6
13,659	T. Rowe Price Group, Inc.	1,276,570	0.5
30,886	Targa Resources Corp.	1,328,407	0.5
26,934	Telephone & Data Systems, Inc.	975,549	0.4
19,590	Texas Instruments, Inc.	1,972,321	0.8
16,376	Total System Services, Inc.	1,467,453	0.6
50,925	Two Harbors Investment Corp.	742,996	0.3
20,240	Tyson Foods, Inc.	1,253,261	0.5
22,461	Unum Group	780,744	0.3
16,911	Valero Energy Corp.	1,485,124	0.6
18,192	Walgreens Boots Alliance, Inc.	1,314,554	0.5
7,728	Walt Disney Co.	861,827	0.4
18,977	Waste Management, Inc.	1,815,530	0.7
41,972	Wells Fargo & Co.	2,052,851	0.8
21,011	Western Digital Corp.	945,285	0.4
76,636	Western Union Co.	1,398,607	0.6
		142,336,652	58.8

	Total Common Stock
	(Cost $243,706,383)	239,004,407	98.7

EXCHANGE-TRADED FUNDS: 1.1%
13,859	iShares MSCI EAFE ETF	868,682	0.4
6,552	SPDR S&P 500 ETF Trust	1,768,581	0.7

	Total Exchange-Traded Funds
	(Cost $2,574,509)	2,637,263	1.1

	Total Long-Term Investments
	(Cost $246,280,892)	241,641,670	99.8

SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
186,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.310%
	(Cost $186,000)	186,000	0.1

	Total Short-Term Investments
	(Cost $186,000)	186,000	0.1

	Total Investments in Securities (Cost $246,466,892)	$241,827,670	99.9
	Assets in Excess of Other Liabilities	160,974	0.1
	Net Assets	$241,988,644	100.0

ADR	American Depositary Receipt
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of January 31, 2019.

Sector Diversification	Percentage of Net Assets
Information Technology	18.6%
Financials	18.5
Industrials	11.4
Health Care	11.2
Consumer Staples	10.1
Consumer Discretionary	8.7
Energy	5.8
Communication Services	5.8
Utilities	4.4
Materials	3.3
Exchange-Traded Funds	1.1
Real Estate	0.9%
Short-Term Investments	0.1
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,256,488	$–	$4,256,488
Belgium	–	1,563,478	–	1,563,478
Canada	9,390,323	–	–	9,390,323
China	–	1,112,809	–	1,112,809
Denmark	–	1,651,280	–	1,651,280
Finland	–	2,532,790	–	2,532,790
France	–	8,126,329	–	8,126,329
Germany	–	5,040,741	–	5,040,741
Hong Kong	–	3,615,372	–	3,615,372
Israel	–	816,712	–	816,712
Japan	–	22,747,360	–	22,747,360
Luxembourg	–	376,651	–	376,651
Netherlands	1,330,989	7,180,442	–	8,511,431
New Zealand	–	745,028	–	745,028
Panama	1,012,429	–	–	1,012,429
Singapore	–	1,911,059	–	1,911,059
Spain	–	1,906,882	–	1,906,882
Sweden	–	1,176,726	–	1,176,726
Switzerland	–	6,238,531	–	6,238,531
United Kingdom	–	13,935,336	–	13,935,336
United States	142,336,652	–	–	142,336,652
Total Common Stock	154,070,393	84,934,014	–	239,004,407
Exchange-Traded Funds	2,637,263	–	–	2,637,263
Short-Term Investments	186,000	–	–	186,000
Total Investments, at fair value	$156,893,656	$84,934,014	$–	$241,827,670

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $246,752,712.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$13,799,449
Gross Unrealized Depreciation	(18,728,829)

Net Unrealized Depreciation	$(4,929,380)

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.8%
	Affiliated Investment Companies: 99.8%
268,966	Voya Corporate Leaders ® 100 Fund - Class R6	$5,395,449	10.0
563,586	Voya Global Bond Fund - Class R6	5,376,608	10.0
358,165	Voya Global Real Estate Fund - Class R6	5,376,061	10.0
647,055	Voya GNMA Income Fund - Class I	5,370,555	9.9
697,383	Voya High Yield Bond Fund - Class R6	5,383,795	10.0
544,171	Voya Intermediate Bond Fund - Class R6	5,381,851	10.0
244,403	(1) Voya MidCap Opportunities Fund - Class R6	5,379,316	10.0
462,608	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,403,265	10.0
582,408	Voya Multi-Manager International Factors Fund - Class I	5,352,325	9.9
402,730	Voya Small Company Fund - Class R6	5,388,527	10.0

	Total Mutual Funds
	(Cost $56,214,293)	53,807,752	99.8

	Assets in Excess of Other Liabilities	86,645	0.2
	Net Assets	$53,894,397	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Mutual Funds	$53,807,752	$–	$–	$53,807,752
Total Investments, at fair value	$53,807,752	$–	$–	$53,807,752

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 1/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$5,203,336	$943,887	$(295,689)	$(456,085)	$5,395,449	$101,416	$59,431	$355,711
Voya Global Bond Fund - Class R6	5,193,221	559,043	(434,128)	58,472	5,376,608	61,112	24,801	-
Voya Global Real Estate Fund - Class R6	5,127,859	898,997	(601,619)	(49,176)	5,376,061	33,908	(131,132)	584,783
Voya GNMA Income Fund - Class I	5,183,018	602,309	(552,539)	137,767	5,370,555	35,319	(18,780)	-
Voya High Yield Bond Fund - Class R6	5,218,200	465,151	(289,274)	(10,282)	5,383,795	72,327	(4,911)	-
Voya Intermediate Bond Fund - Class R6	5,181,577	575,122	(522,491)	147,643	5,381,851	43,373	(12,341)	-
Voya MidCap Opportunities Fund - Class R6	5,243,097	1,248,119	(508,275)	(603,625)	5,379,316	-	(32,410)	791,489
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,266,368	321,935	(565,204)	380,166	5,403,265	51,659	85,593	-
Voya Multi-Manager International Factors Fund - Class I	5,214,187	666,036	(335,832)	(192,066)	5,352,325	136,771	11,503	206,864
Voya Small Company Fund - Class R6	5,186,266	1,444,270	(622,070)	(619,939)	5,388,527	13,046	(90,497)	749,582
	$52,017,129	$7,724,869	$(4,727,121)	$(1,207,125)	$53,807,752	$548,931	$(108,743)	$2,688,429

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $57,214,461.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$450,283
Gross Unrealized Depreciation	(3,856,992)

Net Unrealized Depreciation	$(3,406,709)

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Australia: 4.2%
964,156		Dexus	$8,072,946	0.9
457,302		Goodman Group	3,892,046	0.4
2,614,175		GPT Group	11,053,574	1.3
8,216,029		Mirvac Group	14,405,729	1.6
			37,424,295	4.2

		Belgium: 1.1%
125,725	(1)	Shurgard Self Storage SA	3,922,835	0.4
39,589		Warehouses De Pauw SCA	5,781,996	0.7
			9,704,831	1.1

		Canada: 2.0%
173,788		Canadian Apartment Properties REIT	6,189,945	0.7
518,692		Chartwell Retirement Residences	5,795,044	0.7
332,300		First Capital Realty, Inc.	5,189,540	0.6
			17,174,529	2.0

		China: 0.5%
1,234,000		China Overseas Land & Investment Ltd.	4,654,810	0.5

		France: 0.6%
29,047	(1)	Unibail-Rodamco-Westfield	5,224,142	0.6

		Germany: 4.6%
78,777		LEG Immobilien AG	9,254,024	1.1
293,304		TAG Immobilien AG	7,412,887	0.8
480,147		Vonovia SE	24,131,463	2.7
			40,798,374	4.6

		Hong Kong: 8.9%
3,062,174		CK Asset Holdings Ltd.	25,779,867	2.9
2,482,245		Link REIT	27,285,194	3.1
6,200,000		New World Development Ltd.	9,778,328	1.1
391,000		Sun Hung Kai Properties Ltd.	6,558,066	0.7
1,525,100		Wheelock & Co., Ltd.	9,776,847	1.1
			79,178,302	8.9

		Ireland: 0.7%
1,922,155		Green REIT plc	3,181,286	0.3
2,146,220		Hibernia REIT plc	3,258,507	0.4
			6,439,793	0.7

		Japan: 11.4%
1,513		Activia Properties, Inc.	6,548,172	0.7
278,200		Aeon Mall Co., Ltd.	4,624,429	0.5
3,394		AEON REIT Investment Corp.	3,974,435	0.4
719,096		Hulic Co. Ltd.	6,635,392	0.7
3,200		Hulic Reit, Inc.	5,257,105	0.6
12,808		Japan Hotel REIT Investment Corp.	9,825,207	1.1
482		Kenedix Office Investment Corp.	3,310,338	0.4
1,199		Kenedix Retail REIT Corp.	2,856,293	0.3
4,268		LaSalle Logiport REIT	4,262,768	0.5
2,917		MID Reit, Inc.	2,463,676	0.3
937,881		Mitsui Fudosan Co., Ltd.	22,785,680	2.6
6,499		Mori Hills REIT Investment Corp.	8,631,111	1.0
317,500		Nomura Real Estate Holdings, Inc.	6,166,357	0.7
3,965		Orix JREIT, Inc.	6,930,353	0.8
568,900		Tokyo Tatemono Co., Ltd.	6,917,707	0.8
			101,189,023	11.4

		Luxembourg: 0.7%
251,691		Grand City Properties SA	6,262,184	0.7

		Norway: 0.4%
257,069	(2)	Entra ASA	3,725,156	0.4

		Singapore: 2.4%
3,350,500		CapitaLand Commercial Trust	4,690,225	0.5
4,538,500		CapitaLand Ltd.	11,251,933	1.3
4,693,895		Mapletree Logistics Trust	4,783,331	0.6
			20,725,489	2.4

		Spain: 1.7%
808,449		Inmobiliaria Colonial Socimi SA	8,270,656	0.9
230,980	(1),(3)	Lar Espana Real Estate Socimi SA	2,224,733	0.3
312,483		Merlin Properties Socimi SA	4,192,195	0.5
			14,687,584	1.7

		Sweden: 3.3%
574,231		Castellum AB	10,886,299	1.2
555,119		Fabege AB	8,100,229	0.9
449,999		Kungsleden AB	3,416,037	0.4
179,020	(1)	Pandox AB	3,116,804	0.4
294,290		Wihlborgs Fastigheter AB	3,839,399	0.4
			29,358,768	3.3

		United Kingdom: 3.9%
1,323,228		Grainger PLC	3,963,324	0.4
1,082,567		Land Securities Group PLC	12,311,304	1.4
478,065		Safestore Holdings PLC	3,617,952	0.4
887,640		Segro PLC	7,545,544	0.9
625,097		Unite Group PLC	7,465,506	0.8
			34,903,630	3.9

		United States: 53.0%
130,356		Alexandria Real Estate Equities, Inc.	17,169,189	1.9
289,839		American Campus Communities, Inc.	13,338,391	1.5

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
131,833	AvalonBay Communities, Inc.	$25,433,222	2.9
564,856	Brixmor Property Group, Inc.	9,675,983	1.1
330,649	Columbia Property Trust, Inc.	7,297,423	0.8
943,081	Cousins Properties, Inc.	8,346,267	0.9
365,733	CubeSmart	11,319,436	1.3
142,611	CyrusOne, Inc.	7,729,516	0.9
351,084	Douglas Emmett, Inc.	13,281,508	1.5
27,707	Equinix, Inc.	10,916,558	1.2
436,449	Equity Residential	31,668,740	3.6
215,758	Extra Space Storage, Inc.	21,275,896	2.4
488,203	Healthcare Trust of America, Inc.	13,874,729	1.6
116,015	Hilton Worldwide Holdings, Inc.	8,640,797	1.0
360,589	Hudson Pacific Properties, Inc.	11,708,325	1.3
409,264	Invitation Homes, Inc.	9,204,347	1.0
96,033	Iron Mountain, Inc.	3,572,428	0.4
388,702	Kimco Realty Corp.	6,611,821	0.7
142,826	Liberty Property Trust	6,732,818	0.8
229,929	MGM Growth Properties LLC	7,127,799	0.8
413,868	Park Hotels & Resorts, Inc.	12,445,011	1.4
189,063	Pebblebrook Hotel Trust	6,059,469	0.7
303,214	Piedmont Office Realty Trust, Inc.	5,870,223	0.7
486,927	ProLogis, Inc.	33,675,871	3.8
275,314	Regency Centers Corp.	17,895,410	2.0
239,656	Simon Property Group, Inc.	43,646,151	4.9
438,505	Store Capital Corp.	14,172,482	1.6
131,060	Sun Communities, Inc.	14,404,805	1.6
121,012	Taubman Centers, Inc.	6,026,398	0.7
146,176	Tier REIT, Inc.	3,435,136	0.4
1,444,894	Vereit, Inc.	11,674,744	1.3
625,631	VICI Properties, Inc.	13,469,835	1.5
138,573	Vornado Realty Trust	9,687,638	1.1
418,011	Welltower, Inc.	32,391,672	3.7
		469,780,038	53.0

	Total Common Stock
	(Cost $688,676,667)	881,230,948	99.4

SHORT-TERM INVESTMENTS: 0.2%
	Securities Lending Collateral(4): 0.0%
79,287	Bank of Nova Scotia, Repurchase Agreement dated 01/31/19, 2.55%, due 02/01/19 (Repurchase Amount $79,293, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $80,878, due 02/07/19-09/09/49)
	(Cost $79,287)	79,287	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,988,992	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290%
	(Cost $1,988,992)	1,988,992	0.2

	Total Short-Term Investments
	(Cost $2,068,279)	2,068,279	0.2

	Total Investments in Securities (Cost $690,744,946)	$883,299,227	99.6
	Assets in Excess of Other Liabilities	3,732,835	0.4
	Net Assets	$887,032,062	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of January 31, 2019.

REIT Diversification	Percentage of Net Assets
Retail REITs	13.9%
Office REITs	13.8
Residential REITs	12.1
Real Estate Operating Companies	11.3
Diversified REITs	10.4
Diversified Real Estate Activities	8.3
Specialized REITs	8.1
Industrial REITs	6.8
Health Care REITs	5.3
Hotel & Resort REITs	4.0
Real Estate Development	3.4
Hotels, Resorts & Cruise Lines	1.3
Health Care Facilities	0.7
Assets in Excess of Other Liabilities*	0.6
Net Assets	100.0%

*	Includes short-term investments.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$37,424,295	$–	$37,424,295
Belgium	9,704,831	–	–	9,704,831
Canada	17,174,529	–	–	17,174,529
China	–	4,654,810	–	4,654,810
France	–	5,224,142	–	5,224,142
Germany	–	40,798,374	–	40,798,374
Hong Kong	–	79,178,302	–	79,178,302
Ireland	–	6,439,793	–	6,439,793
Japan	–	101,189,023	–	101,189,023
Luxembourg	–	6,262,184	–	6,262,184
Norway	–	3,725,156	–	3,725,156
Singapore	–	20,725,489	–	20,725,489
Spain	–	14,687,584	–	14,687,584
Sweden	–	29,358,768	–	29,358,768
United Kingdom	3,617,952	31,285,678	–	34,903,630
United States	469,780,038	–	–	469,780,038
Total Common Stock	500,277,350	380,953,598	–	881,230,948
Short-Term Investments	1,988,992	79,287	–	2,068,279
Total Investments, at fair value	$502,266,342	$381,032,885	$–	$883,299,227
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,318	–	3,318
Total Assets	$502,266,342	$381,036,203	$–	$883,302,545

(1)	For the period ended January 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2019, securities valued at $10,881,419 and $10,821,937 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2019, the following forward foreign currency contracts were outstanding for Voya Global Real Estate Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	376,734	JPY	40,926,738	Brown Brothers Harriman & Co.	02/05/19	$3,009
USD	3,844,573	HKD	30,163,259	Brown Brothers Harriman & Co.	02/08/19	309
						$3,318

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $735,312,750.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$178,999,944
Gross Unrealized Depreciation	(30,974,535)

Net Unrealized Appreciation	$148,025,409

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Australia: 7.2%
3,833		AGL Energy Ltd.	$59,889	0.7
31,202		Alumina Ltd.	55,492	0.6
5,759		Amcor Ltd.	57,179	0.6
15,577		Aurizon Holdings Ltd.	49,915	0.6
13,605		AusNet Services	16,348	0.2
12,034		Boral Ltd.	43,535	0.5
6,568		Coca-Cola Amatil Ltd.	40,114	0.4
3,552		Crown Resorts Ltd.	30,952	0.3
7,815		Harvey Norman Holdings Ltd.	19,192	0.2
1,823		Insurance Australia Group Ltd.	9,419	0.1
5,795		Medibank Pvt Ltd.	11,048	0.1
3,685		Newcrest Mining Ltd.	65,559	0.7
2,971		Sonic Healthcare Ltd.	49,834	0.5
7,955		Stockland	21,927	0.2
6,707		Transurban Group - Stapled Security	59,479	0.7
24,971		Vicinity Centres	47,541	0.5
1,157		Woolworths Group Ltd	24,723	0.3
			662,146	7.2

		Belgium: 0.9%
586		Colruyt S.A.	42,084	0.5
1,529		Proximus SADP	41,047	0.4
			83,131	0.9

		China: 0.3%
7,000		BOC Hong Kong Holdings Ltd.	27,047	0.3

		Denmark: 2.4%
581		Coloplast A/S	53,074	0.6
2,312		Novo Nordisk A/S	108,355	1.2
601		Pandora A/S	26,100	0.3
1,255		Tryg A/S	32,019	0.3
			219,548	2.4

		Finland: 2.5%
1,170		Kone OYJ	56,889	0.6
1,437		Nokian Renkaat OYJ	47,808	0.5
1,485		Sampo OYJ	68,036	0.8
1,909		UPM-Kymmene OYJ	55,440	0.6
			228,173	2.5

		France: 7.7%
3,488		AXA S.A.	80,887	0.9
1,386		Bouygues SA	49,055	0.5
1,177		Casino Guichard Perrachon S.A.	57,912	0.6
1,952		Credit Agricole SA	22,295	0.2
277		Covivio	28,313	0.3
157		ICADE	13,221	0.2
1,486		Klepierre SA	50,924	0.6
1,307		Sanofi	113,602	1.2
347		Societe BIC S.A.	34,752	0.4
1,718		Societe Generale	53,566	0.6
330		Sodexo SA	34,353	0.4
1,174		SUEZ	15,030	0.2
2,492		Total SA	136,614	1.5
132		Vinci SA	11,615	0.1
			702,139	7.7

		Germany: 5.7%
1,049		BASF SE	76,847	0.8
496		Deutsche Boerse AG	66,041	0.7
2,203		Deutsche Post AG	65,068	0.7
2,001		Deutsche Telekom AG	32,538	0.4
1,665		Evonik Industries AG	45,535	0.5
418		Hannover Rueck SE	60,331	0.7
706		Hugo Boss AG	50,620	0.6
594	(1)	Innogy SE	28,143	0.3
2,757		ProSiebenSat.1 Media SE	49,214	0.5
7,519		Telefonica Deutschland Holding AG	26,361	0.3
1,498		TUI AG	22,682	0.2
			523,380	5.7

		Hong Kong: 3.4%
5,000		CK Infrastructure Holdings Ltd.	40,369	0.5
5,500		CLP Holdings Ltd.	64,059	0.7
1,200		Dairy Farm International Holdings Ltd.	10,890	0.1
2,800		Hang Seng Bank Ltd.	64,419	0.7
10,500		HK Electric Investments & HK Electric Investments Ltd.	10,691	0.1
27,000		HKT Trust / HKT Ltd.	39,819	0.4
600		Jardine Matheson Holdings Ltd.	40,137	0.4
8,000		NWS Holdings Ltd.	18,295	0.2
24,000		PCCW Ltd.	14,287	0.2
3,000		Wharf Holdings Ltd.	9,068	0.1
			312,034	3.4

		Ireland: 0.3%
6,857		AIB Group PLC	30,697	0.3

		Israel: 0.8%
8,830		Bank Leumi Le-Israel BM	58,379	0.7
1,678		Israel Chemicals Ltd.	9,739	0.1
			68,118	0.8

		Italy: 3.3%
3,731		Assicurazioni Generali S.p.A.	65,320	0.7
2,814		Atlantia S.p.A	66,605	0.7
1,917		ENI S.p.A.	32,504	0.4
30,772		Intesa Sanpaolo SpA	70,410	0.8
5,611		Mediobanca Banca di Credito Finanziario SpA	48,898	0.5
4,015		Snam SpA	19,173	0.2
			302,910	3.3

		Japan: 25.3%
500		ABC-Mart, Inc.	28,726	0.3
1,600		ANA Holdings, Inc.	58,976	0.7
4,800		Astellas Pharma, Inc.	71,223	0.8
500		Bridgestone Corp.	19,246	0.2
2,400		Canon, Inc.	69,025	0.8

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
9,600		Daiwa Securities Group, Inc.	$47,878	0.5
2,800		Dena Co., Ltd.	49,543	0.6
1,400		Fuji Film Holdings Corp.	60,153	0.7
1,000		Hamamatsu Photonics KK	35,806	0.4
200		Hirose Electric Co., Ltd.	21,482	0.2
1,500		Japan Airlines Co. Ltd.	54,613	0.6
5		Japan Prime Realty Investment Corp.	20,393	0.2
26		Japan Retail Fund Investment Corp.	53,337	0.6
2,700		Japan Tobacco, Inc.	68,352	0.8
1,300		Kyushu Railway Co.	44,385	0.5
900		Lawson, Inc.	55,477	0.6
400		Maruichi Steel Tube Ltd.	12,848	0.1
600		McDonald's Holdings Co. Japan Ltd.	26,556	0.3
1,600		Medipal Holdings Corp.	36,930	0.4
2,600		Mitsubishi Corp.	76,201	0.8
3,200		Mitsubishi Tanabe Pharma Corp.	50,133	0.6
1,500		Mitsubishi Heavy Industries Ltd.	57,998	0.6
4,300		Mitsui & Co., Ltd.	70,253	0.8
1,300		MS&AD Insurance Group Holdings, Inc.	38,485	0.4
45,600		Mizuho Financial Group, Inc.	74,846	0.8
1,800		NEC Corp.	60,489	0.7
16		Nippon Prologis REIT, Inc.	34,894	0.4
200		Nissin Food Products Co., Ltd.	12,733	0.1
27		Nomura Real Estate Master Fund, Inc.	38,692	0.4
3,200		NTT DoCoMo, Inc.	76,886	0.8
500		Obic Co., Ltd.	47,384	0.5
400		Oracle Corp. Japan	29,144	0.3
500		Otsuka Corp.	16,184	0.2
1,500		Park24 Co., Ltd.	35,794	0.4
800		Sankyo Co., Ltd.	31,005	0.3
3,600		Seiko Epson Corp.	56,034	0.6
3,800		Sekisui House Ltd.	56,792	0.6
1,600		Seven & I Holdings Co., Ltd.	69,669	0.8
400		Shimamura Co., Ltd.	34,638	0.4
2,400		Subaru Corp.	56,357	0.6
4,000		Sumitomo Corp.	61,934	0.7
1,400		Sumitomo Mitsui Financial Group, Inc.	52,083	0.6
700		Sumitomo Rubber Industries, Inc.	9,730	0.1
200		Suzuken Co., Ltd.	10,501	0.1
600		Taisei Corp.	28,249	0.3
2,500		Teijin Ltd.	43,207	0.5
200		Tokyo Electron Ltd.	29,204	0.3
1,000		Toyo Suisan Kaisha Ltd.	35,998	0.4
25		United Urban Investment Corp.	39,915	0.4
1,200		USS Co., Ltd.	21,012	0.2
800		West Japan Railway Co.	58,429	0.6
9,200		Yamada Denki Co., Ltd.	45,305	0.5
2,000		Yamaguchi Financial Group, Inc.	20,331	0.2
			2,315,458	25.3

		Luxembourg: 0.2%
307		RTL Group SA	16,792	0.2

		Mexico: 0.1%
896		Fresnillo PLC	11,830	0.1

		Netherlands: 7.2%
2,250	(1)	ABN AMRO Group NV	56,106	0.6
3,888		ING Groep NV	46,134	0.5
2,706		Koninklijke Ahold Delhaize NV	71,292	0.8
1,328		NN Group NV	56,078	0.6
7,244		Royal Dutch Shell PLC - Class A	224,603	2.5
2,632		Unilever NV	140,944	1.5
982		Wolters Kluwer NV	61,071	0.7
			656,228	7.2

		New Zealand: 0.2%
7,350		Spark New Zealand Ltd.	20,662	0.2

		Norway: 0.6%
2,456		Marine Harvest	54,254	0.6

		Portugal: 0.3%
1,865		Jeronimo Martins SGPS SA	26,431	0.3

		Singapore: 2.3%
20,500		CapitaLand Commercial Trust	28,697	0.3
23,200		CapitaLand Mall Trust	41,429	0.4
3,700		Singapore Airlines Ltd.	26,581	0.3
4,900		Singapore Exchange Ltd.	27,864	0.3
28,100		Singapore Telecommunications Ltd.	63,180	0.7
8,800		Singapore Technologies Engineering Ltd.	24,369	0.3
			212,120	2.3

		Spain: 3.0%
255	(1)	Aena SME SA	44,078	0.5
808		Amadeus IT Group SA	58,756	0.6
1,822		Enagas	53,107	0.6
2,236		Endesa S.A.	55,926	0.6
2,664		Ferrovial SA	59,740	0.7
			271,607	3.0

		Sweden: 0.6%
5,095		Svenska Handelsbanken AB	55,407	0.6

		Switzerland: 9.4%
319		Adecco Group AG	15,985	0.2
52		EMS-Chemie Holding AG	25,972	0.3
26		Givaudan	63,077	0.7
1,375		LafargeHolcim Ltd.-CHF	64,663	0.7

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: (continued)
392	Kuehne & Nagel International AG	$53,011	0.6
2,380	Nestle SA	207,498	2.3
1,635	Novartis AG	142,737	1.5
659	Roche Holding AG	175,318	1.9
13	SGS SA	31,382	0.3
267	Zurich Insurance Group AG	83,799	0.9
		863,442	9.4

	United Kingdom: 14.2%
2,056	Admiral Group PLC	55,907	0.6
12,597	Aviva PLC	68,510	0.7
8,776	Barratt Developments PLC	62,074	0.7
17,089	BT Group PLC	52,111	0.6
34,319	Centrica PLC	61,673	0.7
1,171	Coca-Cola European Partners PLC - USD	55,716	0.6
339	Diageo PLC	12,938	0.1
12,699	Direct Line Insurance Group PLC	56,130	0.6
6,284	GlaxoSmithKline PLC	122,064	1.3
2,202	Imperial Brands PLC	73,093	0.8
14,220	J Sainsbury PLC	53,246	0.6
20,432	Legal & General Group PLC	69,610	0.8
118,939	Lloyds Banking Group Plc	90,675	1.0
14,795	Marks & Spencer Group PLC	55,978	0.6
6,807	National Grid PLC	74,124	0.8
995	Next PLC	63,280	0.7
2,222	Persimmon PLC	69,316	0.8
1,839	(2) Relx PLC (EUR Exchange)	40,643	0.4
12,795	Royal Mail PLC	45,082	0.5
19,258	Taylor Wimpey PLC	41,756	0.5
41,815	Vodafone Group PLC	76,261	0.8
		1,300,187	14.2

	Total Common Stock
	(Cost $9,281,859)	8,963,741	97.9

EXCHANGE-TRADED FUNDS: 1.3%
1,890	iShares MSCI EAFE ETF	118,465	1.3

	Total Exchange-Traded Funds
	(Cost $119,956)	118,465	1.3

PREFERRED STOCK: 0.1%
	Germany: 0.1%
331	Fuchs Petrolub AG	15,527	0.1

	Total Preferred Stock
	(Cost $17,555)	15,527	0.1

	Total Long-Term Investments
	(Cost $9,419,370)	9,097,733	99.3

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
37,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.310%
	(Cost $37,000)	37,000	0.4

	Total Short-Term Investments
	(Cost $37,000)	37,000	0.4

	Total Investments in Securities (Cost $9,456,370)	$9,134,733	99.7
	Assets in Excess of Other Liabilities	23,127	0.3
	Net Assets	$9,157,860	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of January 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	18.2%
Industrials	15.3
Consumer Staples	12.2
Health Care	10.2
Consumer Discretionary	9.3
Materials	7.0
Communication Services	6.1
Information Technology	5.3
Energy	5.1
Real Estate	4.7
Utilities	4.6
Exchange-Traded Funds	1.3
Short-Term Investments	0.4
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$662,146	$–	$662,146
Belgium	–	83,131	–	83,131
China	–	27,047	–	27,047
Denmark	–	219,548	–	219,548
Finland	–	228,173	–	228,173
France	15,030	687,109	–	702,139
Germany	–	523,380	–	523,380
Hong Kong	21,581	290,453	–	312,034
Ireland	–	30,697	–	30,697
Israel	–	68,118	–	68,118
Italy	–	302,910	–	302,910
Japan	–	2,315,458	–	2,315,458
Luxembourg	–	16,792	–	16,792
Mexico	–	11,830	–	11,830
Netherlands	–	656,228	–	656,228
New Zealand	–	20,662	–	20,662
Norway	–	54,254	–	54,254
Portugal	–	26,431	–	26,431
Singapore	–	212,120	–	212,120
Spain	–	271,607	–	271,607
Sweden	–	55,407	–	55,407
Switzerland	–	863,442	–	863,442
United Kingdom	55,716	1,244,471	–	1,300,187
Total Common Stock	92,327	8,871,414	–	8,963,741
Exchange-Traded Funds	118,465	–	–	118,465
Preferred Stock	–	15,527	–	15,527
Short-Term Investments	37,000	–	–	37,000
Total Investments, at fair value	$247,792	$8,886,941	$–	$9,134,733

(1)	For the period ended January 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2019, securities valued at $98,190 and $16,934 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $9,467,544.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$365,849
Gross Unrealized Depreciation	(698,136)

Net Unrealized Depreciation	$(332,287)

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Australia: 9.6%
510,000		Centuria Metropolitan REIT	$889,723	1.0
74,649		Dexus	625,041	0.7
633,125		GPT Group	2,677,057	3.0
769,039		Ingenia Communities Group	1,716,168	1.9
1,493,346		Mirvac Group	2,618,386	3.0
			8,526,375	9.6

		Austria: 0.4%
9,722		CA Immobilien Anlagen AG	347,854	0.4

		Belgium: 2.1%
2,705		Cofinimmo	357,652	0.4
16,707	(1)	Shurgard Self Storage SA	521,287	0.6
6,600		Warehouses De Pauw SCA	963,934	1.1
			1,842,873	2.1

		Canada: 4.4%
126,200		Chartwell Retirement Residences	1,409,959	1.6
23,300		First Capital Realty, Inc.	363,877	0.4
42,100		Killam Apartment Real Estate Investment Trust	536,683	0.6
65,013		SmartCentres Real Estate Investment Trust	1,647,653	1.8
			3,958,172	4.4

		Finland: 0.0%
286	(1)	Kojamo Oyj	2,946	0.0

		France: 5.3%
5,033		Covivio	514,445	0.6
5,963		Gecina S.A.	876,335	1.0
18,637		Klepierre SA	638,670	0.7
14,965	(1)	Unibail-Rodamco-Westfield	2,691,476	3.0
			4,720,926	5.3

		Germany: 8.1%
52,141		Aroundtown SA	461,219	0.5
34,329		Deutsche Wohnen SE	1,714,982	1.9
10,749		LEG Immobilien AG	1,262,697	1.4
23,931		TAG Immobilien AG	604,826	0.7
63,140		Vonovia SE	3,173,321	3.6
			7,217,045	8.1

		Hong Kong: 18.0%
392,721		CK Asset Holdings Ltd.	3,306,244	3.7
211,200		Hongkong Land Holdings Ltd. - HKHGF	1,519,352	1.7
468,500		Link REIT	5,149,820	5.8
1,001,000		New World Development Ltd.	1,578,727	1.8
265,754		Sun Hung Kai Properties Ltd.	4,457,372	5.0
			16,011,515	18.0

		Ireland: 1.1%
302,207		Green REIT plc	500,171	0.6
324,208		Hibernia REIT plc	492,230	0.5
			992,401	1.1

		Japan: 24.4%
590		Activia Properties, Inc.	2,553,484	2.9
51,400		Aeon Mall Co., Ltd.	854,406	1.0
794		AEON REIT Investment Corp.	929,788	1.0
66,100		Hulic Co. Ltd.	609,932	0.7
601		Hulic Reit, Inc.	987,350	1.1
2,198		Japan Hotel REIT Investment Corp.	1,686,118	1.9
171		Kenedix Office Investment Corp.	1,174,414	1.3
285		Kenedix Retail REIT Corp.	678,936	0.8
1,319		LaSalle Logiport REIT	1,317,383	1.5
505		MID Reit, Inc.	426,519	0.5
93,200	(1)	Mitsubishi Estate Co., Ltd.	1,644,584	1.9
132,356		Mitsui Fudosan Co., Ltd.	3,215,570	3.6
162		Mitsui Fudosan Logistics Park, Inc.	514,373	0.6
671		Mori Hills REIT Investment Corp.	891,133	1.0
67,800		Nomura Real Estate Holdings, Inc.	1,316,784	1.5
576		Orix JREIT, Inc.	1,006,780	1.1
150,100		Tokyo Tatemono Co., Ltd.	1,825,185	2.0
			21,632,739	24.4

		Luxembourg: 1.2%
41,849		Grand City Properties SA	1,041,222	1.2

		Netherlands: 0.5%
10,540		NSI NV	443,957	0.5

		Norway: 0.9%
54,327	(2)	Entra ASA	787,246	0.9

		Singapore: 5.2%
1,064,300		CapitaLand Commercial Trust	1,489,869	1.7
294,400		City Developments Ltd.	2,014,993	2.2
1,142,900		Mapletree Logistics Trust	1,164,676	1.3
			4,669,538	5.2

		Spain: 1.9%
87,234		Inmobiliaria Colonial Socimi SA	892,428	1.0
57,313		Merlin Properties Socimi SA	768,897	0.9
			1,661,325	1.9

		Sweden: 4.5%
62,512		Castellum AB	1,185,106	1.4
66,391		Fabege AB	968,769	1.1
17,598		Hufvudstaden AB	292,269	0.3

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden: (continued)
46,954	(1) Pandox AB	$817,486	0.9
55,682	Wihlborgs Fastigheter AB	726,445	0.8
		3,990,075	4.5

	Switzerland: 0.8%
7,972	Swiss Prime Site AG	675,332	0.8

	United Kingdom: 8.1%
92,789	Capital & Counties Properties PLC	303,848	0.3
111,586	CLS Holdings PLC	358,571	0.4
11,103	Derwent London PLC	472,235	0.5
339,959	Grainger PLC	1,018,243	1.2
64,627	Land Securities Group PLC	734,959	0.8
109,232	Safestore Holdings PLC	826,658	0.9
131,173	Segro PLC	1,115,060	1.3
180,240	Tritax Big Box REIT Plc	330,334	0.4
110,441	Unite Group PLC	1,318,992	1.5
57,484	Workspace Group PLC	716,470	0.8
		7,195,370	8.1

	Total Common Stock
	(Cost $71,644,664)	85,716,911	96.5

RIGHTS: 0.0%
	United Kingdom: 0.0%
23,509	(1) Tritax Big Box REIT Plc	3,000	0.0

	Total Rights
	(Cost $–)	3,000	0.0

CLOSED-END FUNDS: 0.5%
	United Kingdom: 0.5%
370,657	Picton Property Income Ltd.	432,675	0.5

	Total Closed-End Funds
	(Cost $450,114)	432,675	0.5

	Total Long-Term Investments
	(Cost $72,094,778)	86,152,586	97.0

SHORT-TERM INVESTMENTS: 3.6%
	Mutual Funds: 3.6%
3,187,374	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290%
	(Cost $3,187,374)	3,187,374	3.6

	Total Short-Term Investments
	(Cost $3,187,374)	3,187,374	3.6

	Total Investments in Securities (Cost $75,282,152)	$89,339,960	100.6
	Liabilities in Excess of Other Assets	(574,859)	(0.6)
	Net Assets	$88,765,101	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of January 31, 2019.

REIT Diversification	Percentage of Net Assets
Real Estate Operating Companies	21.0%
Diversified Real Estate Activities	18.2
Diversified REITs	15.4
Retail REITs	13.2
Office REITs	10.0
Industrial REITs	6.2
Residential REITs	4.0
Real Estate Development	3.7
Hotel & Resort REITs	1.9
Health Care Facilities	1.6
Specialized REITs	0.9
Hotels, Resorts & Cruise Lines	0.9
Assets in Excess of Other Liabilities*	3.0
Net Assets	100.0%

*	Includes short-term investments.

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$2,605,891	$5,920,484	$–	$8,526,375
Austria	347,854	–	–	347,854
Belgium	1,485,221	357,652	–	1,842,873
Canada	3,958,172	–	–	3,958,172
Finland	2,946	–	–	2,946
France	–	4,720,926	–	4,720,926
Germany	–	7,217,045	–	7,217,045
Hong Kong	–	16,011,515	–	16,011,515
Ireland	–	992,401	–	992,401
Japan	–	21,632,739	–	21,632,739
Luxembourg	–	1,041,222	–	1,041,222
Netherlands	443,957	–	–	443,957
Norway	–	787,246	–	787,246
Singapore	–	4,669,538	–	4,669,538
Spain	–	1,661,325	–	1,661,325
Sweden	–	3,990,075	–	3,990,075
Switzerland	–	675,332	–	675,332
United Kingdom	1,185,229	6,010,141	–	7,195,370
Total Common Stock	10,029,270	75,687,641	–	85,716,911
Rights	–	3,000	–	3,000
Closed-End Funds	432,675	–	–	432,675
Short-Term Investments	3,187,374	–	–	3,187,374
Total Investments, at fair value	$13,649,319	$75,690,641	$–	$89,339,960
Other Financial Instruments+
Forward Foreign Currency Contracts	–	2,550	–	2,550
Total Assets	$13,649,319	$75,693,191	$–	$89,342,510
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(5,253)	$–	$(5,253)
Total Liabilities	$–	$(5,253)	$–	$(5,253)

(1)	For the period ended January 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2019, securities valued at $1,899,805 and $3,312,894 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2019, the following forward foreign currency contracts were outstanding for Voya International Real Estate Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	50,865,732	USD	464,429	Brown Brothers Harriman & Co.	02/04/19	$2,550
JPY	71,330,708	USD	656,606	Brown Brothers Harriman & Co.	02/05/19	(5,244)
HKD	904,911	USD	115,339	Brown Brothers Harriman & Co.	02/08/19	(9)
						$(2,703)

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $79,122,302.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$12,311,595
Gross Unrealized Depreciation	(2,089,825)

Net Unrealized Appreciation	$10,221,770

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.6%
		Argentina: 0.7%
81,800		Arcos Dorados Holdings, Inc.	$750,106	0.2
34,473	(1)	Cresud SACIF y A ADR	464,696	0.1
85,260		Grupo Supervielle SA ADR	894,377	0.2
37,800	(1)	IRSA Inversiones y Representaciones SA ADR	583,632	0.2
1,047	(2)	IRSA Propiedades Comerciales SA ADR	24,081	0.0
			2,716,892	0.7

		Brazil: 8.0%
103,400		Atacadao Distribuicao Comercio e Industria Ltd.	566,727	0.1
280,470	(1)	B2W Cia Digital	3,845,004	1.0
95,467		B3 SA - Brasil Bolsa Balcao	823,740	0.2
74,718		Banco Bradesco SA ADR	927,998	0.2
109,029		Banco do Brasil S.A.	1,550,297	0.4
70,800	(2)	Banco Santander Brasil S.A. ADR	941,640	0.2
74,971		Banco Santander Brasil SA	988,116	0.3
232,269	(1)	Biotoscana Investments SA	557,237	0.1
13,400		Braskem SA-SPON ADR	381,900	0.1
148,300	(1),(2)	BRF SA ADR	963,950	0.3
47,900	(1)	Centrais Eletricas Brasileiras SA	491,188	0.1
27,600		Cia Brasileira de Distribuicao ADR	738,024	0.2
101,176		Estacio Participacoes SA	862,737	0.2
366,000		Fleury SA	2,235,819	0.6
11,122	(1),(2)	Gol Linhas Aereas Inteligentes SA ADR	150,926	0.0
35,300		Hypermarcas SA	308,265	0.1
574,700		International Meal Co. Alimentacao SA	1,047,860	0.3
29,873		IRB Brasil Resseguros S/A	698,336	0.2
95,514		Itau Unibanco Holding SA ADR	1,016,269	0.3
125,979		Kroton Educacional SA	394,807	0.1
969,000		Movida Participacoes SA	2,635,578	0.7
157,754		MRV Engenharia e Participacoes SA	648,802	0.2
108,700		Petroleo Brasileiro SA ADR	1,771,810	0.5
233,600	(1)	Rumo SA	1,258,565	0.3
28,090		SLC Agricola SA	341,190	0.1
79,400		Smiles Fidelidade SA	973,125	0.3
50,700		Telefonica Brasil SA ADR	679,380	0.2
224,159		Tim Participacoes SA	762,111	0.2
158,042		Vale SA ADR	1,966,042	0.5
			30,527,443	8.0

		Chile: 0.3%
12,700		Cia Cervecerias Unidas SA ADR	354,457	0.1
18,100	(2)	Sociedad Quimica y Minera de Chile SA ADR	772,146	0.2
			1,126,603	0.3

		China: 31.1%
121,172	(1)	Alibaba Group Holding Ltd. ADR	20,416,270	5.4
1,733,000	(1),(3)	A-Living Services Co. Ltd.	2,304,553	0.6
382,000		Angang Steel Co., Ltd. - H Shares	287,358	0.1
108,500		Anhui Conch Cement Co., Ltd. - H Shares	591,687	0.1
287,000		Anta Sports Products Ltd.	1,484,639	0.4
21,413	(1)	Baidu, Inc. ADR	3,696,526	1.0
71,600	(1)	Baozun, Inc. ADR	2,563,280	0.7
3,287	(1)	BeiGene Ltd. ADR	425,601	0.1
39,000		Beijing Enterprises Holdings Ltd.	221,705	0.1
4,625,900		Beijing Enterprises Water Group Ltd.	2,678,604	0.7
11,300	(1),(2)	Bitauto Holdings Ltd. ADR	219,446	0.1
155,000		China Conch Venture Holdings Ltd.	518,378	0.1
3,315,000		China Construction Bank - H Shares	2,986,158	0.8
3,232,000		China Maple Leaf Educational Systems Ltd.	1,395,564	0.4
207,000		China Mengniu Dairy Co., Ltd.	641,154	0.2
362,500		China Merchants Bank Co., Ltd. - H Shares	1,598,174	0.4
265,500		China Mobile Ltd.	2,792,355	0.7
152,000		China Overseas Land & Investment Ltd.	573,364	0.1
2,381,650		China Petroleum & Chemical Corp. - H Shares	1,991,524	0.5
501,500		China Railway Construction Corp. Ltd. - H Shares	696,427	0.2
574,000		China Railway Group Ltd. - H Shares	537,548	0.1
620,000		China Resources Cement Holdings Ltd. - H Shares	629,686	0.2
234,500		China Shenhua Energy Co., Ltd. - H Shares	596,819	0.2
333,000		China Vanke Co. Ltd. - H Shares	1,350,346	0.3
1,729,500		China ZhengTong Auto Services Holdings Ltd.	918,445	0.2

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
4,800		CNOOC Ltd. ADR	$802,992	0.2
590,000		Country Garden Holdings Co. Ltd.	838,681	0.2
17,800	(1)	Ctrip.com International Ltd. ADR	592,740	0.2
35,600		ENN Energy Holdings Ltd.	340,965	0.1
2,947,000		Fu Shou Yuan International Group Ltd.	2,416,518	0.6
212,000		Geely Automobile Holdings Ltd.	360,696	0.1
214,000	(1)	Genscript Biotech Corp. - H Shares	331,849	0.1
66,060		Huazhu Group Ltd. ADR	2,097,405	0.5
6,059,000		Industrial & Commercial Bank of China - H Shares	4,707,020	1.2
59,700	(1)	JD.com, Inc. ADR	1,483,545	0.4
706,000		Kunlun Energy Co. Ltd.	754,240	0.2
3,994		Kweichow Moutai Co. Ltd. - A Shares	412,532	0.1
25,321		Kweichow Moutai Co. Ltd. - A Shares	2,615,352	0.7
151,000		Nexteer Automotive Group Ltd.	228,608	0.1
7,400		PetroChina Co., Ltd. ADR	475,598	0.1
1,656,000		PetroChina Co., Ltd. - H Shares	1,068,807	0.3
1,217,000		Ping An Insurance Group Co. of China Ltd. - H Shares	11,848,177	3.1
933,000	(3)	Postal Savings Bank of China Co. Ltd. - H Shares	525,050	0.1
334,000		Shenzhen Expressway Co. Ltd. - H Shares	378,998	0.1
91,000		Shenzhou International Group Holdings Ltd.	1,071,557	0.3
22,000		Silergy Corp.	332,873	0.1
42,700	(1)	Sina Corp.	2,622,634	0.7
580,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	275,581	0.1
134,000		Sinotruk Hong Kong Ltd.	248,192	0.1
50,300	(1)	Sohu.com Ltd. ADR	1,041,210	0.3
460,800		Tencent Holdings Ltd.	20,512,336	5.4
808,000		Tingyi Cayman Islands Holding Corp.	1,125,262	0.3
240,000		Tsingtao Brewery Co., Ltd. - H Shares	1,056,105	0.3
1,458,600		Uni-President China Holdings Ltd.	1,298,623	0.3
698,000		Want Want China Holdings Ltd.	565,670	0.1
9,770	(1),(2)	Weibo Corp. ADR	592,648	0.1
270,612		Weichai Power Co. Ltd. - H Shares	365,228	0.1
342,000		Yanzhou Coal Mining Co., Ltd. - H Shares	314,430	0.1
58,400	(3)	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. - H Shares	237,837	0.1
581,000		Yihai International Holding Ltd.	1,782,672	0.5
3,000	(1)	YY, Inc. ADR	208,290	0.0
114,500		Zhongsheng Group Holdings Ltd.	206,215	0.0
914,000		Zijin Mining Group Co., Ltd. - H Shares	343,016	0.1
			118,595,763	31.1

		Egypt: 0.6%
370,090		Commercial International Bank Egypt SAE	1,736,634	0.4
1,000,345		Juhayna Food Industries	650,359	0.2
230,148	(1)	Sarwa Capital for Financial Investment SAE	82,140	0.0
			2,469,133	0.6

		Georgia: 0.4%
73,172		Bank of Georgia Group PLC	1,469,880	0.4

		Germany: 0.3%
34,000	(1),(3)	Delivery Hero SE	1,255,731	0.3

		Hong Kong: 1.0%
526,200		Galaxy Entertainment Group Ltd.	3,663,744	1.0

		Hungary: 0.8%
60,016		MOL Hungarian Oil & Gas PLC	720,057	0.2
55,187	(1)	OTP Bank Nyrt	2,276,661	0.6
			2,996,718	0.8

		India: 7.3%
88,700		Cholamandalam Investment and Finance Co. Ltd.	1,467,011	0.4
29,051		Glenmark Pharmaceuticals Ltd.	266,800	0.1
24,371		Graphite India Ltd.	194,439	0.1
89,727		HCL Technologies Ltd.	1,270,930	0.3
58,099		HDFC Bank Ltd. ADR	5,706,484	1.5
64,250		HDFC Bank Ltd. - Foreign Premium	1,880,352	0.5
3,755		HEG Ltd.	127,048	0.0
74,045		Housing Development Finance Corp.	2,006,525	0.5
40,930		Lupin Ltd.	504,590	0.1
31,413		NIIT Technologies Ltd.	580,740	0.2
136,080		Oil & Natural Gas Corp., Ltd.	270,872	0.1
105,465		Phoenix Mills Ltd.	893,942	0.2
84,600	(1),(3)	Quess Corp. Ltd.	748,454	0.2
9,836	(3)	Reliance Industries Ltd. GDR	339,251	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
519,550		Reliance Industries Ltd.	$8,999,729	2.4
50,825		Tata Chemicals Ltd.	482,783	0.1
73,185	(1)	Tata Motors Ltd.	188,018	0.1
117,000		Titan Co., Ltd.	1,640,059	0.4
28,244		Zee Entertainment Enterprises Ltd.	151,418	0.0
			27,719,445	7.3

		Indonesia: 1.5%
1,506,700		Astra International Tbk PT	914,043	0.2
13,578,400		Bank Rakyat Indonesia	3,763,795	1.0
8,650,000	(1)	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	1,228,840	0.3
			5,906,678	1.5

		Kenya: 0.3%
4,825,000		Safaricom PLC	1,141,629	0.3

		Kuwait: 0.3%
112,455		Humansoft Holding Co. KSC	1,188,036	0.3

		Malaysia: 0.6%
1,151,000		Malaysia Airports Holdings Bhd	2,266,216	0.6
662,587		UEM Sunrise Bhd	122,392	0.0
			2,388,608	0.6

		Mexico: 3.8%
219,530		Alfa SA de CV	277,021	0.1
35,156		America Movil SAB de CV ADR	564,254	0.1
146,200		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	1,089,190	0.3
61,410	(1)	Cemex SAB de CV ADR	334,070	0.1
35,167		Coca-Cola Femsa SA de CV ADR	2,187,036	0.6
3,600		Fomento Economico Mexicano SAB de CV ADR	327,672	0.1
59,080		Grupo Aeroportuario del C	330,000	0.1
329,810		Grupo Financiero Banorte	1,834,266	0.5
92,600		Grupo Lala SAB de CV	112,250	0.0
86,800		Grupo Televisa SAB ADR	1,085,868	0.3
165,700		Kimberly-Clark de Mexico SA de CV	277,550	0.1
137,650		Mexichem SA de CV	368,631	0.1
570,400		Qualitas Controladora SAB de CV	1,413,602	0.3
327,000		Regional SAB de CV	1,730,399	0.4
668,800		Unifin Financiera SAPI de CV SOFOM ENR	1,496,229	0.4
408,070		Wal-Mart de Mexico SAB de CV	1,071,911	0.3
			14,499,949	3.8

		Netherlands: 0.1%
85,124		VEON Ltd. ADR	215,364	0.1

		Peru: 0.6%
86,000		Cia de Minas Buenaventura SAA ADR	1,345,900	0.4
3,250		Credicorp Ltd.	789,035	0.2
			2,134,935	0.6

		Philippines: 2.0%
3,748,100		Ayala Land, Inc.	3,202,408	0.9
10,795,700		Bloomberry Resorts Corp.	2,289,085	0.6
941,130		International Container Terminal Services, Inc.	1,954,140	0.5
			7,445,633	2.0

		Poland: 0.5%
18,893		KRUK SA	850,734	0.2
34,978	(1)	Polski Koncern Naftowy Orlen	985,532	0.3
			1,836,266	0.5

		Russia: 4.9%
23,360		Alrosa PJSC	35,277	0.0
529,845	(1)	Alrosa PJSC	800,150	0.2
405,270		Gazprom PJSC - SPON ADR	1,983,797	0.5
23,465		Lukoil PJSC ADR	1,881,893	0.5
311,841	(1)	Magnitogorsk Iron & Steel Works	206,711	0.1
13,604	(1)	Mail.ru Group Ltd. GDR	335,610	0.1
63,707		MMC Norilsk Nickel PJSC ADR	1,338,484	0.4
39,400		Mobile TeleSystems PJSC ADR	338,840	0.1
10,488		Novolipetsk Steel GDR	245,865	0.1
262,101		Rosneft Oil Co. PJSC GDR	1,638,970	0.4
20,500,584	(1)	RusHydro JSC	160,975	0.0
404,306		Sberbank PAO ADR	5,490,475	1.4
21,296		Severstal PJSC GDR	324,977	0.1
12,568		Tatneft PJSC ADR	922,240	0.2
11,438		X5 Retail Group N.V. GDR	301,727	0.1
76,700	(1)	Yandex NV	2,575,586	0.7
			18,581,577	4.9

		South Africa: 4.0%
672,000		Advtech Ltd.	754,900	0.2
32,350		AngloGold Ashanti Ltd.	456,244	0.1
87,973	(1)	Impala Platinum Holdings Ltd.	258,386	0.1
27,378		Mondi Ltd.	680,795	0.2
36,259		Naspers Ltd.	8,387,570	2.2
46,097		Nedbank Group Ltd.	997,666	0.3
40,591		Sasol Ltd.	1,228,049	0.3
34,277		Spar Group Ltd.	517,221	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: (continued)
1,599,110		Transaction Capital Ltd.	$2,079,702	0.5
			15,360,533	4.0

		South Korea: 11.3%
7,943		Cheil Worldwide, Inc.	167,754	0.0
3,871		Daelim Industrial Co., Ltd.	371,347	0.1
7,220		Doosan Bobcat, Inc.	215,929	0.1
5,894		GS Engineering & Construction Corp.	249,831	0.1
6,200		GS Retail Co. Ltd.	200,849	0.0
33,380		Hana Financial Group, Inc.	1,200,229	0.3
8,809		Hyundai Marine & Fire Insurance Co., Ltd.	295,662	0.1
3,472		Hyundai Motor Co.	404,771	0.1
61,959	(1)	Industrial Bank Of Korea	793,637	0.2
7,630		Kangwon Land, Inc.	233,443	0.1
10,788		Kia Motors Corp.	352,747	0.1
10,020		Koh Young Technology, Inc.	740,573	0.2
2,879	(1)	KT Corp.	74,005	0.0
15,621	(1)	KT&G Corp.	1,390,923	0.4
2,890		Kumho Petrochemical Co. Ltd.	234,392	0.1
7,745		LG Corp.	541,542	0.1
34,600	(1),(2)	LG Display Co. Ltd. ADR	292,716	0.1
9,498		LG Electronics, Inc.	570,092	0.1
91,239		LG Uplus Corp.	1,240,127	0.3
259		Lotte Chilsung Beverage Co., Ltd.	334,036	0.1
1,902		Lotte Confectionery Co. Ltd	298,618	0.1
8,743	(1)	Lotte Corp.	412,258	0.1
3,122		NAVER Corp.	382,712	0.1
1,970	(1),(3)	Samsung Biologics Co. Ltd.	710,980	0.2
149,069		Samsung Electronics Co., Ltd.	6,215,303	1.6
5,993		Samsung Electronics Co., Ltd. GDR	6,176,238	1.6
8,866		Samsung Life Insurance Co. Ltd.	704,965	0.2
12,440		Samsung SDI Co., Ltd.	2,511,123	0.7
3,080		Samsung SDS Co. Ltd.	621,611	0.2
49,374	(1)	Shinhan Financial Group Co., Ltd.	1,909,692	0.5
1,371		SK Holdings Co. Ltd.	325,666	0.1
70,375		SK Hynix, Inc.	4,705,957	1.2
3,090		SK Innovation Co. Ltd.	524,522	0.1
12,513		SK Telecom Co., Ltd.	2,896,864	0.8
149,200		SK Telecom Co., Ltd. ADR	3,788,188	1.0
60,087	(1)	Woori Bank	809,172	0.2
			42,898,474	11.3

		Spain: 1.0%
130,898		CIE Automotive SA	3,676,285	1.0

		Switzerland: 0.3%
24,940	(1),(3)	Wizz Air Holdings PLC	990,388	0.3

		Taiwan: 7.0%
764,000		AU Optronics Corp.	299,487	0.1
144,000		Basso Industry Corp.	228,152	0.1
102,000		Chailease Holding Co. Ltd.	380,964	0.1
40,213		Chilisin Electronics Corp.	111,066	0.0
1,847,000		CTBC Financial Holding Co. Ltd.	1,257,701	0.3
118,000		Chipbond Technology Corp.	262,205	0.1
379,500		Chroma ATE, Inc.	1,526,221	0.4
538,000		E.Sun Financial Holding Co., Ltd.	377,086	0.1
328,000		Far Eastern New Century Corp.	321,946	0.1
105,435		FLEXium Interconnect, Inc.	263,027	0.1
53,000		Globalwafers Co. Ltd.	524,101	0.1
69,840		Gourmet Master Co. Ltd.	490,854	0.1
816,409		HON HAI Precision Industry Co., Ltd.	1,892,375	0.5
206,000		MediaTek, Inc.	1,669,206	0.4
115,000		Novatek Microelectronics Corp., Ltd.	604,156	0.2
174,667		Poya International Co. Ltd.	1,773,783	0.5
71,000		President Chain Store Corp.	754,119	0.2
211,000		Sino-American Silicon Products, Inc.	464,214	0.1
172,000	(1)	TaiMed Biologics, Inc.	969,954	0.2
481,000		Taishin Financial Holdings Co., Ltd.	214,537	0.0
267,300		Taiwan Cement Corp.	331,292	0.1
642,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,762,337	1.2
139,589		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,251,338	1.4
13,000		TCI Co. Ltd.	191,025	0.0
312,000		Uni-President Enterprises Corp.	739,344	0.2
20,962		Yageo Corp.	229,206	0.1
1,065,000		Yuanta Financial Holding Co., Ltd.	595,875	0.2
132,000		Zhen Ding Technology Holding Ltd.	346,906	0.1
			26,832,477	7.0

		Thailand: 2.4%
771,300		CP ALL PCL	1,922,393	0.5
256,300		Indorama Ventures PCL	395,235	0.1
98,100		Kiatnakin Bank PCL	215,628	0.1
1,058,900		Krung Thai Bank PCL	672,530	0.2
130,300		PTT Exploration & Production PCL	514,666	0.1
120,400		PTT Exploration & Production PCL	475,563	0.1
413,800		PTT Global Chemical PCL	903,910	0.2
995,900		PTT PCL	1,550,847	0.4

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Thailand: (continued)
2,117,100		Quality Houses PCL	$200,990	0.1
1,251,487		Srisawad Corp. PCL	1,961,498	0.5
87,800		Tisco Financial Group PCL	233,223	0.1
			9,046,483	2.4

		Turkey: 2.3%
601,030		Akbank Turk AS	825,400	0.2
210,319		AvivaSA Emeklilik ve Hayat AS	327,691	0.1
248,146		Eregli Demir ve Celik Fabrikalari TAS	407,564	0.1
19,870		Ford Otomotiv Sanayi AS	230,573	0.1
673,930	(1),(3)	MLP Saglik Hizmetleri AS	1,719,258	0.5
343,060		Petkim Petrokimya Holding	383,285	0.1
688,459	(1)	Sok Marketler Ticaret AS	1,458,311	0.4
79,082		Tekfen Holding AS	377,223	0.1
401,000		Tofas Turk Otomobil Fabrikasi AS	1,635,221	0.4
173,612	(1)	Turk Hava Yollari	517,182	0.1
214,130		Turk Sise Ve Cam Fabrikalari	281,772	0.1
67,815		Turkcell Iletisim Hizmet AS	190,419	0.0
57,600		Turkcell Iletisim Hizmet AS ADR	400,320	0.1
			8,754,219	2.3

		United Arab Emirates: 0.4%
42,300		NMC Health PLC	1,431,959	0.4

		United Kingdom: 0.2%
56,372	(1)	Georgia Capital PLC	802,663	0.2

		United States: 0.6%
57,000	(1)	Laureate Education Inc.- Class A	912,000	0.2
40,600	(1)	Micron Technology, Inc.	1,551,732	0.4
			2,463,732	0.6

		Vietnam: 0.0%
7	(1)	Hoa Phat Group JSC	8	0.0

	Total Common Stock (Cost $340,312,970)		360,137,248	94.6

PREFERRED STOCK: 2.3%
		Brazil: 0.9%
16,638		Cia Brasileira de Distribuicao	443,777	0.1
24,980		Cia Paranaense de Energia	241,841	0.0
278,185		Itau Unibanco Holding S.A.	2,957,890	0.8
			3,643,508	0.9

		Russia: 0.3%
586,830		Surgutneftegas	363,476	0.1
236	(1)	Transneft PJSC	630,979	0.2
			994,455	0.3

		South Korea: 1.1%
123,050		Samsung Electronics Co., Ltd.	4,169,624	1.1

	Total Preferred Stock (Cost $8,507,928)		8,807,587	2.3

CLOSED-END FUNDS: 0.2%
		United States: 0.2%
11,100	(1)	Altaba, Inc.	760,461	0.2

	Total Closed-End Funds (Cost $436,194)		760,461	0.2

	Total Long-Term Investments (Cost $349,257,092)		369,705,296	97.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateral(4): 0.7%
746,557	Guggenheim Securities LLC, Repurchase Agreement dated 01/31/19, 2.60%, due 02/01/19 (Repurchase Amount $746,610, collateralized by various U.S. Government and U.S. Government Agency Obligations, 2.309%-7.000%, Market Value plus accrued interest $761,488, due 09/01/26-05/20/68)	746,557	0.2
1,000,000	Jefferies LLC, Repurchase Agreement dated 01/31/19, 2.61%, due 02/01/19 (Repurchase Amount $1,000,072, collateralized by various U.S. Government Agency Obligations, 2.536%-5.500%, Market Value plus accrued interest $1,020,000, due 06/01/27-11/15/61)	1,000,000	0.2

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 01/31/19, 2.57%, due 02/01/19 (Repurchase Amount $1,000,070, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-10.500%, Market Value plus accrued interest $1,020,000, due 02/15/19-01/01/49)	$1,000,000	0.3
		2,746,557	0.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
2,656,905	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $2,656,905)	2,656,905	0.7

		Total Short-Term Investments (Cost $5,403,462)	5,403,462	1.4

		Total Investments in Securities (Cost $354,660,554)	$375,108,758	98.5
		Assets in Excess of Other Liabilities	5,691,190	1.5
		Net Assets	$380,799,948	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of January 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	22.5%
Consumer Discretionary	17.3
Communication Services	15.2
Information Technology	12.4
Energy	7.7
Consumer Staples	6.7
Industrials	5.2
Materials	4.2
Health Care	2.6
Real Estate	2.2
Utilities	1.1%
Short-Term Investments	1.4
Assets in Excess of Other Liabilities	1.5
Net Assets	100.0%

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Common Stock
Argentina	$2,716,892	$–	$–	$2,716,892
Brazil	30,527,443	–	–	30,527,443
Chile	1,126,603	–	–	1,126,603
China	37,238,185	81,357,578	–	118,595,763
Egypt	82,140	2,386,993	–	2,469,133
Georgia	–	1,469,880	–	1,469,880
Germany	–	1,255,731	–	1,255,731
Hong Kong	–	3,663,744	–	3,663,744
Hungary	–	2,996,718	–	2,996,718
India	5,706,484	22,012,961	–	27,719,445
Indonesia	–	5,906,678	–	5,906,678
Kenya	1,141,629	–	–	1,141,629
Kuwait	1,188,036	–	–	1,188,036
Malaysia	–	2,388,608	–	2,388,608
Mexico	14,499,949	–	–	14,499,949
Netherlands	215,364	–	–	215,364
Peru	2,134,935	–	–	2,134,935
Philippines	1,954,140	5,491,493	–	7,445,633
Poland	–	1,836,266	–	1,836,266
Russia	14,856,292	3,725,285	–	18,581,577
South Africa	2,834,602	12,525,931	–	15,360,533
South Korea	4,414,940	38,483,534	–	42,898,474
Spain	–	3,676,285	–	3,676,285
Switzerland	–	990,388	–	990,388
Taiwan	5,251,338	21,581,139	–	26,832,477
Thailand	–	9,046,483	–	9,046,483
Turkey	728,011	8,026,208	–	8,754,219
United Arab Emirates	–	1,431,959	–	1,431,959
United Kingdom	802,663	–	–	802,663
United States	2,463,732	–	–	2,463,732
Vietnam	–	8	–	8
Total Common Stock	129,883,378	230,253,870	–	360,137,248
Preferred Stock	3,643,508	5,164,079	–	8,807,587
Closed-End Funds	760,461	–	–	760,461
Short-Term Investments	2,656,905	2,746,557	–	5,403,462
Total Investments, at fair value	$136,944,252	$238,164,506	$–	$375,108,758
Other Financial Instruments+
Forward Foreign Currency Contracts	–	36	–	36
Total Assets	$136,944,252	$238,164,542	$–	$375,108,794
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(239)	$–	$(239)
Total Liabilities	$–	$(239)	$–	$(239)

(1)	For the period ended January 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2019, securities valued at $5,573,404 and $1,514,570, were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

At January 31, 2019, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	6,836,105	USD	871,438	HSBC Bank PLC	02/08/19	$(186)
USD	9,811	EGP	172,810	The Bank of New York Mellon	02/04/19	36
HKD	2,760,374	USD	351,859	The Bank of New York Mellon	02/08/19	(53)
						$(203)

Currency Abbreviations
EGP	-	Egyptian Pound
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $358,367,059.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$44,122,693
Gross Unrealized Depreciation	(26,286,566)

Net Unrealized Appreciation	$17,836,127

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.5%
		Australia: 1.8%
111,783		BHP Group PLC	$2,497,529	0.5
19,561		Cochlear Ltd.	2,764,456	0.6
95,850		Seek Ltd.	1,188,299	0.2
228,894		Treasury Wine Estates Ltd.	2,575,966	0.5
			9,026,250	1.8

		Austria: 0.5%
53,848		Andritz AG	2,658,367	0.5

		Belgium: 1.0%
39,536		Anheuser-Busch InBev SA/NV	3,020,675	0.6
20,256		Solvay S.A.	2,205,262	0.4
			5,225,937	1.0

		Brazil: 0.1%
42,900		Raia Drogasil SA	729,272	0.1

		Canada: 4.1%
49,631		Canadian National Railway Co. - CNR	4,141,740	0.8
259,137		EnCana Corp.	1,778,923	0.4
56,593		Magna International, Inc.	2,995,150	0.6
41,200		Methanex Corp.	2,245,078	0.4
33,636		National Bank Of Canada	1,582,027	0.3
45,300		Rogers Communications, Inc.	2,450,568	0.5
83,983		Suncor Energy, Inc.	2,708,779	0.5
69,071		TransCanada Corp.	2,937,469	0.6
			20,839,734	4.1

		China: 5.0%
5,356	(1)	58.com, Inc. ADR	339,570	0.1
33,407	(1)	Alibaba Group Holding Ltd. ADR	5,628,745	1.1
4,451	(1)	Baidu, Inc. ADR	768,376	0.1
1,215	(1)	BeiGene Ltd. ADR	157,318	0.0
232,440		China Merchants Bank Co., Ltd. - H Shares	1,024,771	0.2
17,521		China National Accord Medicines Corp. Ltd. - A Shares	102,631	0.0
14,953,305	(1),(2)	China Tower Corp. Ltd. - H Shares	3,211,217	0.6
24,531	(1)	Ctrip.com International Ltd. ADR	816,882	0.1
141,434		ENN Energy Holdings Ltd.	1,354,607	0.3
24,561	(1)	JD.com, Inc. ADR	610,341	0.1
181,000		Kingdee International Software Group Co., Ltd.	174,939	0.0
26,601	(1)	New Oriental Education & Technology Group, Inc. ADR	2,049,341	0.4
44,095	(1),(3)	NIO, Inc. ADR	347,469	0.1
350,966		Ping An Insurance Group Co. of China Ltd. - H Shares	3,416,851	0.7
45,440		Sunny Optical Technology Group Co. Ltd.	450,955	0.1
92,699		Tencent Holdings Ltd.	4,126,460	0.8
194,000		Tsingtao Brewery Co., Ltd. - H Shares	853,685	0.2
37,100	(1),(2)	WuXi AppTec Co. Ltd. - H Shares	378,227	0.1
			25,812,385	5.0

		Colombia: 0.5%
57,000		BanColombia SA ADR	2,542,200	0.5

		Denmark: 1.2%
15,748		Carlsberg A/S	1,802,896	0.4
9,309		DSV A/S	742,936	0.2
25,399		Novo Nordisk A/S	1,190,352	0.2
53,094		Novozymes A/S	2,220,243	0.4
			5,956,427	1.2

		Finland: 1.6%
80,268		Kone OYJ	3,902,869	0.8
5,588		Neste OYJ	511,972	0.1
198,294	(1)	Nordea Bank Abp	1,804,731	0.3
40,016		Sampo OYJ	1,833,343	0.4
			8,052,915	1.6

		France: 8.3%
14,714		Air Liquide SA	1,786,268	0.3
30,229		Capgemini SE	3,338,341	0.7
30,609		Cie de Saint-Gobain	1,056,253	0.2
54,328		Cie Generale des Etablissements Michelin SCA	5,901,198	1.1
7,547		EssilorLuxottica SA	956,046	0.2
38,734		Imerys SA	2,040,815	0.4
25,126		IPSOS	582,949	0.1
35,149		Legrand S.A.	2,082,450	0.4
374,735		Natixis SA	1,920,919	0.4
43,000		Publicis Groupe	2,625,572	0.5
46,352		Safran S.A.	6,090,140	1.2
31,836		Societe Generale	992,628	0.2
77,138		Total SA	4,228,782	0.8
4,593	(1)	Unibail-Rodamco-Westfield	826,057	0.2
44,258		Valeo SA	1,384,548	0.3
52,226		Vinci SA	4,595,380	0.9
88,135		Vivendi SA	2,247,347	0.4
			42,655,693	8.3

		Germany: 6.2%
10,144		Adidas AG	2,413,670	0.5
13,259		Allianz SE	2,813,190	0.5
27,940		BASF SE	2,046,814	0.4
9,489		Bechtle AG	755,039	0.1
12,882		Beiersdorf AG	1,289,508	0.3
156,874		Deutsche Telekom AG	2,550,901	0.5
139,683		E.ON AG	1,552,765	0.3
17,645		Fresenius SE & Co. KGaA	914,891	0.2
18,312		Hannover Rueck SE	2,643,032	0.5

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
78,009		Infineon Technologies AG	$1,735,187	0.3
34,545		Lanxess AG	1,901,391	0.4
12,449		Muenchener Rueckversicherungs-Gesellschaft AG	2,778,117	0.5
35,184		SAP SE	3,638,201	0.7
70,254		Vonovia SE	3,530,860	0.7
46,246	(1),(2)	Zalando SE	1,411,120	0.3
			31,974,686	6.2

		Hong Kong: 1.6%
583,920		AIA Group Ltd.	5,272,513	1.0
6,000		Jardine Matheson Holdings Ltd.	401,368	0.1
37,300		Jardine Strategic Holdings Ltd.	1,429,934	0.3
204,500		Techtronic Industries Co., Ltd.	1,193,779	0.2
			8,297,594	1.6

		India: 1.8%
78,944		HDFC Bank Ltd. - Foreign Premium	2,310,390	0.4
163,220		ICICI Bank Ltd. ADR	1,666,476	0.3
318,152		Infosys Ltd. ADR	3,436,042	0.7
102,005		Mahindra & Mahindra Ltd. - SPON GDR	987,408	0.2
19,813	(1)	MakeMyTrip Ltd.	527,422	0.1
201,685		Power Grid Corp. of India Ltd.	535,897	0.1
			9,463,635	1.8

		Ireland: 1.8%
1,113,228		Greencore Group PLC	2,818,003	0.6
31,403		Kingspan Group Plc	1,284,342	0.3
37,390		Medtronic PLC	3,304,902	0.6
22,568	(1)	Ryanair Holdings PLC ADR	1,602,328	0.3
			9,009,575	1.8

		Israel: 1.0%
151,038		Bank Leumi Le-Israel BM	998,572	0.2
196,522	(1)	Teva Pharmaceutical Industries Ltd. ADR	3,900,962	0.8
			4,899,534	1.0

		Italy: 0.7%
13,573		Banca Generali SpA	320,199	0.1
16,191		Ferrari NV	2,015,939	0.4
49,626		FinecoBank Banca Fineco SpA	539,630	0.1
89,752	(1),(2)	Pirelli & C SpA	586,650	0.1
			3,462,418	0.7

		Japan: 13.3%
63,200		Advantest Corp.	1,446,428	0.3
4,500		Daikin Industries Ltd.	487,085	0.1
141,996		Daiwa House Industry Co., Ltd.	4,603,701	0.9
30,800		Denso Corp.	1,416,699	0.3
33,000		Don Quijote Holdings Co. Ltd.	1,918,989	0.4
9,200		Eisai Co., Ltd.	714,348	0.1
5,704		Fanuc Ltd.	970,146	0.2
57,200		Kakaku.com, Inc.	1,004,193	0.2
198,000		Kansai Electric Power Co., Inc.	3,013,861	0.6
44,120		Kao Corp.	3,119,213	0.6
98,100		KDDI Corp.	2,450,993	0.5
3,846		Keyence Corp.	1,979,211	0.4
44,800		Komatsu Ltd.	1,179,680	0.2
45,300		Makita Corp.	1,605,061	0.3
102,809		Mitsui Fudosan Co., Ltd.	2,497,729	0.5
68,400		MS&AD Insurance Group Holdings, Inc.	2,024,883	0.4
5,300		Murata Manufacturing Co., Ltd.	796,144	0.2
402,700	(1)	Nexon Co. Ltd.	6,126,464	1.2
8,200		Nidec Corp.	986,116	0.2
67,000		NTT DoCoMo, Inc.	1,609,796	0.3
37,500		Olympus Corp.	1,538,290	0.3
21,465		Ono Pharmaceutical Co., Ltd.	468,926	0.1
29,300		Pigeon Corp.	1,148,777	0.2
15,800		Recruit Holdings Co. Ltd.	424,080	0.1
11,000		Shimano, Inc.	1,543,479	0.3
20,800		Shin-Etsu Chemical Co., Ltd.	1,753,785	0.3
56,900		Shiseido Co., Ltd.	3,384,797	0.7
6,400		SMC Corp.	2,112,302	0.4
16,100		SoftBank Group Corp.	1,268,097	0.2
33,311		Sony Corp.	1,669,112	0.3
40,710		Sony Financial Holdings, Inc.	774,663	0.1
13,300		Sugi Holdings Co., Ltd.	552,190	0.1
135,800		Sumitomo Mitsui Financial Group, Inc.	5,052,029	1.0
16,000		Suzuki Motor Corp.	835,529	0.2
23,982		Sysmex Corp.	1,336,919	0.3
11,000		Terumo Corp.	628,013	0.1
47,410		Tokio Marine Holdings, Inc.	2,321,465	0.4
25,500		Yamaha Corp.	1,115,971	0.2
20,600		Yamato Holdings Co., Ltd.	548,897	0.1
			68,428,061	13.3

		Netherlands: 5.2%
58,689	(2)	ABN AMRO Group NV	1,463,464	0.3
43,656	(1)	AerCap Holdings NV	2,063,183	0.4
17,754		Airbus SE	2,046,322	0.4
7,874		ASML Holding NV	1,376,904	0.3
88,309	(1),(2)	DP Eurasia NV	147,330	0.1
181,876		ING Groep NV	2,158,101	0.4
10,553		Koninklijke DSM NV	986,874	0.2
72,826		Koninklijke Philips NV	2,871,164	0.6
241,337		Royal Dutch Shell PLC - Class A	7,481,529	1.4
72,548		Unilever NV	3,884,949	0.7

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
31,574		Wolters Kluwer NV	$1,963,612	0.4
			26,443,432	5.2

		Norway: 2.2%
136,399		DNB ASA	2,420,978	0.5
64,466		Equinor ASA	1,474,091	0.3
100,543		Norsk Hydro ASA	466,120	0.1
208,165		SpareBank 1 SR-Bank ASA	2,253,649	0.4
120,838		Telenor ASA	2,287,697	0.4
62,647		Yara International ASA	2,590,526	0.5
			11,493,061	2.2

		Panama: 0.0%
500	(1)	Copa Holdings S.A.- Class A	46,631	0.0

		Portugal: 0.3%
122,302		Jeronimo Martins SGPS SA	1,733,281	0.3

		Singapore: 1.6%
127,580		DBS Group Holdings Ltd.	2,273,803	0.4
1,673,400		NetLink NBN Trust	976,304	0.2
262,636		United Overseas Bank Ltd.	4,922,115	1.0
			8,172,222	1.6

		South Africa: 1.1%
82,380		Clicks Group Ltd.	1,222,929	0.2
9,329		Naspers Ltd.	2,158,020	0.4
74,630		Sasol Ltd.	2,257,873	0.5
			5,638,822	1.1

		South Korea: 3.6%
8,800		Hyundai Mobis Co. Ltd.	1,782,592	0.3
69,421		Kia Motors Corp.	2,269,935	0.4
21,100	(1)	KT&G Corp.	1,878,783	0.4
173,100		LG Uplus Corp.	2,352,788	0.5
171,764		Samsung Electronics Co., Ltd.	7,161,551	1.4
46,700	(1)	Shinhan Financial Group Co., Ltd.	1,806,267	0.4
17,700		SK Hynix, Inc.	1,183,594	0.2
			18,435,510	3.6

		Spain: 1.6%
212,091		Banco Santander SA	1,005,868	0.2
321,641		Iberdrola S.A.	2,658,512	0.5
7,147	(1)	Iberdrola SA-Interim	59,073	0.0
80,991		Industria de Diseno Textil SA	2,265,573	0.5
95,193		Red Electrica Corp. SA	2,193,759	0.4
			8,182,785	1.6

		Sweden: 4.2%
130,441		Assa Abloy AB	2,430,653	0.5
15,123		Atlas Copco AB - A Shares	394,549	0.1
63,409		Atlas Copco AB - B Shares	1,517,330	0.3
59,924		Duni AB	705,737	0.1
181,395	(1)	Epiroc AB - A Shares	1,741,815	0.3
105,317	(1)	Epiroc AB - B Shares	943,964	0.2
52,637		Investor AB - B Shares	2,315,049	0.5
53,813	(1)	Loomis AB	1,930,760	0.4
158,400		SKF AB - B Shares	2,668,124	0.5
17,218	(1)	Spotify Technology SA	2,332,178	0.4
427,036		Svenska Handelsbanken AB	4,643,952	0.9
			21,624,111	4.2

		Switzerland: 6.3%
27,737		Cie Financiere Richemont SA	1,911,854	0.4
42,988		Ferguson PLC	2,878,605	0.6
62,643		Julius Baer Group Ltd.	2,517,764	0.5
2,068		Lonza Group AG	546,362	0.1
66,370		Nestle SA	5,786,395	1.1
143,355		Novartis AG	12,515,002	2.4
11,650		PSP Swiss Property AG	1,198,544	0.2
10,293		Schindler Holding AG - Part Cert	2,189,527	0.4
16,728		Swiss Re Ltd.	1,604,293	0.3
3,087		u-blox Holding AG	263,505	0.1
57,503		UBS Group AG	745,452	0.2
			32,157,303	6.3

		Taiwan: 1.1%
43,129		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,622,513	0.3
543,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,027,958	0.8
			5,650,471	1.1

		Thailand: 0.5%
588,800		Siam Commercial Bank PCL	2,511,296	0.5

		United Kingdom: 14.2%
87,833		Anglo American PLC	2,244,636	0.4
23,316	(1),(3)	ASOS PLC	1,011,068	0.2
30,072		AstraZeneca PLC	2,178,468	0.4
324,046	(2)	Auto Trader Group PLC	1,944,710	0.4
304,786		Babcock International Group	2,122,854	0.4
151,170		BAE Systems PLC	1,016,975	0.2
378,182		BBA Aviation PLC	1,173,671	0.2
58,834		Bellway PLC	2,188,167	0.4
61,028		BHP Group PLC ADR	2,745,040	0.5
48,378		British American Tobacco PLC	1,705,322	0.3
47,680		Burberry Group PLC	1,127,103	0.2
826,100		Cineworld Group PLC	2,835,108	0.6
239,980		Compass Group PLC	5,135,211	1.0
23,443		Derwent London PLC	997,082	0.2
40,499		Diageo PLC	1,545,699	0.3
115,117		Hargreaves Lansdown PLC	2,471,990	0.5
95,612		HomeServe PLC	1,183,284	0.2
179,812		Howden Joinery Group PLC	1,192,880	0.2
137,370		Inchcape PLC	1,033,631	0.2
168,911		Informa PLC	1,500,314	0.3

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
51,855		Intertek Group PLC	$3,346,151	0.7
170,560		John Wood Group PLC	1,210,526	0.2
40,364		Johnson Matthey PLC	1,612,520	0.3
171,582		Jupiter Fund Management PLC	737,429	0.2
17,405		Linde PLC	2,822,906	0.6
354,859		Melrose Industries PLC	786,554	0.2
40,300		Next PLC	2,563,021	0.5
200,616		Prudential PLC	3,923,266	0.8
143,133		Relx PLC (GBP Exchange)	3,170,320	0.6
352,809		Rightmove PLC	2,184,726	0.4
55,954		Rio Tinto PLC	3,095,487	0.6
180,128		RSA Insurance Group PLC	1,214,565	0.2
42,004		Smith & Nephew PLC	791,299	0.2
268,484		Standard Chartered PLC	2,165,350	0.4
1,072,577		Taylor Wimpey PLC	2,325,608	0.5
50,813		Unilever PLC	2,669,406	0.5
39,304		Weir Group PLC	777,809	0.2
			72,750,156	14.2

		United States: 2.1%
21,588		Aon PLC	3,372,693	0.7
34,454	(1)	Bausch Health Cos, Inc.	845,846	0.2
4,931	(1)	Mettler Toledo International, Inc.	3,146,767	0.6
59,966		Popular, Inc.	3,274,743	0.6
			10,640,049	2.1

	Total Common Stock (Cost $468,642,630)		484,513,813	94.5

PREFERRED STOCK: 0.8%
		Germany: 0.8%
10,650		Sartorius AG	1,598,721	0.3
13,801		Volkswagen AG	2,353,986	0.5
			3,952,707	0.8

		United States: 0.0%
2,046	(1),(4),(5)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	98,188	0.0

	Total Preferred Stock (Cost $4,071,746)		4,050,895	0.8

	Total Long-Term Investments (Cost $472,714,376)		488,564,708	95.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateral(6): 0.2%
793,937	Guggenheim Securities LLC, Repurchase Agreement dated 01/31/19, 2.60%, due 02/01/19 (Repurchase Amount $793,994, collateralized by various U.S. Government and U.S. Government Agency Obligations, 2.309%-7.000%, Market Value plus accrued interest $809,816, due 09/01/26-05/20/68) (Cost $793,937)	$793,937	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
11,498,968	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $11,498,968)	11,498,968	2.2

	Total Short-Term Investments (Cost $12,292,905)	12,292,905	2.4

	Total Investments in Securities (Cost $485,007,281)	$500,857,613	97.7
	Assets in Excess of Other Liabilities	11,901,272	2.3
	Net Assets	$512,758,885	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of January 31, 2019, the Fund held restricted securities with a fair value of $98,188 or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of January 31, 2019.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	18.4%
Industrials	15.0
Consumer Discretionary	12.8
Communication Services	9.7
Health Care	8.2
Consumer Staples	8.1
Materials	7.3
Information Technology	6.5
Energy	4.4
Real Estate	2.7
Utilities	2.2
Short-Term Investments	2.4
Assets in Excess of Other Liabilities	2.3
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$9,026,250	$–	$9,026,250
Austria	–	2,658,367	–	2,658,367
Belgium	–	5,225,937	–	5,225,937
Brazil	729,272	–	–	729,272
Canada	20,839,734	–	–	20,839,734
China	11,096,269	14,716,116	–	25,812,385
Colombia	2,542,200	–	–	2,542,200
Denmark	–	5,956,427	–	5,956,427
Finland	–	8,052,915	–	8,052,915
France	–	42,655,693	–	42,655,693
Germany	–	31,974,686	–	31,974,686
Hong Kong	–	8,297,594	–	8,297,594
India	6,617,348	2,846,287	–	9,463,635
Ireland	7,725,233	1,284,342	–	9,009,575
Israel	3,900,962	998,572	–	4,899,534
Italy	–	3,462,418	–	3,462,418
Japan	–	68,428,061	–	68,428,061
Netherlands	2,210,513	24,232,919	–	26,443,432
Norway	–	11,493,061	–	11,493,061
Panama	46,631	–	–	46,631
Portugal	–	1,733,281	–	1,733,281
Singapore	–	8,172,222	–	8,172,222
South Africa	1,222,929	4,415,893	–	5,638,822
South Korea	–	18,435,510	–	18,435,510
Spain	–	8,182,785	–	8,182,785
Sweden	2,332,178	19,291,933	–	21,624,111
Switzerland	–	32,157,303	–	32,157,303
Taiwan	1,622,513	4,027,958	–	5,650,471
Thailand	–	2,511,296	–	2,511,296
United Kingdom	5,567,946	67,182,210	–	72,750,156
United States	10,640,049	–	–	10,640,049
Total Common Stock	77,093,777	407,420,036	–	484,513,813
Preferred Stock	–	3,952,707	98,188	4,050,895
Short-Term Investments	11,498,968	793,937	–	12,292,905
Total Investments, at fair value	$88,592,745	$412,166,680	$98,188	$500,857,613
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,555	–	1,555
Total Assets	$88,592,745	$412,168,235	$98,188	$500,859,168
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(252)	$–	$(252)
Total Liabilities	$–	$(252)	$–	$(252)

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

(1)	For the period ended January 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2019, securities valued at $9,984,522 and $2,694,309 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2019, Voya Multi-Manager International Equity Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	$56,114	$98,188
		$56,114	$98,188

At January 31, 2019, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,673	JPY	5,326,406	HSBC Bank USA N.A.	02/01/19	$(226)
HKD	1,182,925	USD	150,788	HSBC Bank USA N.A.	02/08/19	(26)
JPY	39,765,174	USD	363,514	The Bank of New York Mellon	02/01/19	1,555
						$1,303

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $488,638,748.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$44,278,830
Gross Unrealized Depreciation	(32,044,961)
Net Unrealized Appreciation	$12,233,869

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.1%
		Australia: 9.5%
34,130		Adelaide Brighton Ltd.	$111,425	0.0
42,516		AGL Energy Ltd.	664,298	0.2
465,992		Alumina Ltd.	828,752	0.2
23,673		Amcor Ltd.	235,042	0.1
26,876		APA Group	179,661	0.1
55,485		Aristocrat Leisure Ltd.	997,927	0.3
3,847		ASX Ltd.	178,621	0.1
29,994		Atlas Arteria Ltd.	145,331	0.0
51,984		Aurizon Holdings Ltd.	166,578	0.0
73,224		AusNet Services	87,989	0.0
4,416		Australia & New Zealand Banking Group Ltd.	80,388	0.0
58,019		BHP Billiton Ltd.	1,481,389	0.4
36,732		BHP Group PLC	820,690	0.2
15,633		BlueScope Steel Ltd.	142,828	0.0
37,055		Boral Ltd.	134,053	0.0
73,847		Brambles Ltd.	572,973	0.2
31,716		Caltex Australia Ltd.	619,913	0.2
20,368		CIMIC Group Ltd.	664,002	0.2
110,666		Coca-Cola Amatil Ltd.	675,886	0.2
2,263		Cochlear Ltd.	319,818	0.1
83,194	(1)	Coles Group Ltd.	756,524	0.2
5,966		Commonwealth Bank of Australia	303,986	0.1
80,143		Computershare Ltd.	1,038,220	0.3
19,743		Crown Resorts Ltd.	172,040	0.0
9,845		CSL Ltd.	1,399,896	0.4
100,323		CSR Ltd.	213,543	0.1
172,954		Dexus	1,448,156	0.4
45,202		Downer EDI Ltd.	235,110	0.1
32,798		DuluxGroup Ltd.	163,553	0.0
2,260		Flight Centre Travel Group Ltd.	70,918	0.0
118,652		Goodman Group	1,009,834	0.3
226,917		GPT Group	959,478	0.3
31,787		Harvey Norman Holdings Ltd.	78,061	0.0
46,728		Healthscope Ltd.	80,275	0.0
26,447		Incitec Pivot Ltd.	63,832	0.0
69,134		Insurance Australia Group Ltd.	357,190	0.1
40,730		Lend Lease Corp., Ltd.	362,752	0.1
18,438		Macquarie Group Ltd.	1,568,105	0.4
4,419		Magellan Financial Group Ltd.	92,060	0.0
217,718		Medibank Pvt Ltd.	415,063	0.1
457,543		Mirvac Group	802,242	0.2
4,297		National Australia Bank Ltd.	74,616	0.0
25,678		Oil Search Ltd.	146,202	0.0
10,855	(1)	Origin Energy Ltd.	56,713	0.0
200,350		Orora Ltd.	461,669	0.1
1,562		Perpetual Ltd.	37,201	0.0
113,063		Qantas Airways Ltd.	448,243	0.1
1,798		Ramsay Health Care Ltd.	74,258	0.0
1,809		REA Group Ltd.	99,977	0.0
21,781		Rio Tinto Ltd.	1,384,955	0.4
634,760		Scentre Group	1,838,439	0.5
7,735		Seek Ltd.	95,894	0.0
84,165		Shopping Centres Australasia Property Group	152,727	0.0
18,378		Sonic Healthcare Ltd.	308,264	0.1
703,580		Stockland	1,939,298	0.5
5,295		Suncorp Group Ltd.	50,078	0.0
16,256		Sydney Airport	77,594	0.0
71,587		Telstra Corp., Ltd.	162,304	0.0
16,666		Transurban Group - Stapled Security	147,798	0.0
4,785		Treasury Wine Estates Ltd.	53,850	0.0
291,500		Vicinity Centres	554,976	0.1
83,194		Wesfarmers Ltd.	1,951,606	0.5
108,234		Westpac Banking Corp.	1,934,354	0.5
178,519		Whitehaven Coal Ltd.	645,978	0.2
39,495		Woodside Petroleum Ltd.	987,902	0.3
112,146		Woolworths Group Ltd	2,396,327	0.6
			36,779,625	9.5

		Austria: 0.7%
1,711		Andritz AG	84,468	0.0
5,408		Oesterreichische Post AG	203,488	0.1
37,958		OMV AG	1,887,372	0.5
11,221		Raiffeisen International Bank Holding AG	296,826	0.1
2,071		Voestalpine AG	66,181	0.0
			2,538,335	0.7

		Belgium: 0.8%
294		Ackermans & van Haaren NV	47,049	0.0
29,291		Ageas	1,361,923	0.4
2,312		Anheuser-Busch InBev SA/NV	176,644	0.0
3,535		Colruyt S.A.	253,871	0.1
708		Groupe Bruxelles Lambert S.A.	66,709	0.0
19,531		Proximus SADP	524,323	0.1
1,795		Sofina SA	356,026	0.1
1,101		Solvay S.A.	119,865	0.0
2,813		UCB S.A.	243,755	0.1
1,233		Umicore SA	52,128	0.0
			3,202,293	0.8

		Brazil: 0.1%
40,062		Vale SA ADR	498,371	0.1

		Canada: 6.6%
3,461		Alimentation Couche-Tard, Inc.	188,018	0.1
813		Bank of Montreal	59,511	0.0
10,264		Bank of Montreal-ADR	751,222	0.2
4,239		Bank of Nova Scotia	241,316	0.1
4,377		BCE, Inc.	190,310	0.1
4,305		Brookfield Asset Management, Inc.	185,247	0.0
6,109		BRP, Inc./CA	175,838	0.0
14,017		CAE, Inc.	297,846	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
3,052		Canadian Imperial Bank of Commerce - XTSE	$258,779	0.1
15,390		Canadian National Railway Co. - CNR	1,284,306	0.3
5,071		Canadian Natural Resources Ltd.	136,119	0.0
4,049		Canadian Pacific Railway Ltd.	829,892	0.2
8,154		Canadian Tire Corp. Ltd.	927,444	0.2
2,530		Canadian Utilities Ltd.	65,043	0.0
8,251	(1)	Canfor Corp.	113,785	0.0
8,800		Capital Power Corp.	192,616	0.1
7,399		Cenovus Energy, Inc.	57,775	0.0
9,110	(1)	CGI Group, Inc.	602,295	0.2
10,185		CI Financial Corp.	137,123	0.0
340		Constellation Software, Inc./Canada	253,747	0.1
7,938		Dollarama, Inc.	213,682	0.1
40,725		Empire Co. Ltd.	915,573	0.2
35,521		Enerplus Corp.	307,374	0.1
1,901		Fairfax Financial Holdings Ltd.	899,248	0.2
5,772		Fortis, Inc.	205,849	0.1
25,311		Genworth MI Canada, Inc.	861,262	0.2
6,201		George Weston Ltd.	450,415	0.1
2,076		Great-West Lifeco, Inc.	44,555	0.0
15,651		Husky Energy, Inc.	185,699	0.0
6,664	(2)	Hydro One Ltd.	104,427	0.0
2,453		IGM Financial, Inc.	63,064	0.0
6,018		Imperial Oil Ltd.	170,745	0.0
3,838		Intact Financial Corp.	303,371	0.1
12,757		Inter Pipeline Ltd.	205,052	0.1
7,300		Loblaw Cos Ltd.	353,513	0.1
27,256		Magna International, Inc.	1,442,507	0.4
11,188		Manulife Financial Corp.	179,747	0.0
17,338		Metro, Inc. - Class A	630,341	0.2
20,134		National Bank Of Canada	946,978	0.2
3,211		Nutrien Ltd.	166,348	0.0
1,936		Pembina Pipeline Corp.	68,986	0.0
5,674		Power Corp. of Canada	112,793	0.0
2,547		Power Financial Corp.	52,260	0.0
2,374		Restaurant Brands International, Inc.	148,805	0.0
38,011		RioCan Real Estate Investment Trust	721,195	0.2
32,935		Rogers Communications, Inc.	1,781,666	0.5
4,690		Royal Bank of Canada	357,010	0.1
8,377		Saputo, Inc.	245,582	0.1
18,037		Shaw Communications, Inc. - Class B	366,245	0.1
5,241		Sun Life Financial, Inc.	189,066	0.1
77,674		Suncor Energy, Inc.	2,505,289	0.7
33,973		Teck Resources Ltd.	827,380	0.2
7,070		TELUS Corp.	247,621	0.1
3,238		Thomson Reuters Corp.	169,324	0.0
4,119		Toronto-Dominion Bank	231,977	0.1
2,880		Tourmaline Oil Corp.	39,278	0.0
5,415		TransCanada Corp.	230,290	0.1
4,959		Waste Connections, Inc.	413,832	0.1
20,227		West Fraser Timber Co., Ltd.	1,204,892	0.3
			25,511,473	6.6

		China: 2.8%
8,171	(1)	Alibaba Group Holding Ltd. ADR	1,376,732	0.4
1,752,000		China Construction Bank - H Shares	1,578,204	0.4
121,000		China Railway Construction Corp. Ltd. - H Shares	168,031	0.0
216,000		China Resources Power Holdings Co.	432,936	0.1
729,500		China Shenhua Energy Co., Ltd. - H Shares	1,856,630	0.5
76,000		CSPC Pharmaceutical Group Ltd.	131,115	0.0
160,400		Guangzhou R&F Properties Co., Ltd. - H Shares	319,987	0.1
339,500		Longfor Group Holdings Ltd	1,057,899	0.3
1,315,000		PICC Property & Casualty Co., Ltd. - H Shares	1,361,764	0.3
918,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	436,178	0.1
218,500		Sun Art Retail Group Ltd.	217,171	0.1
40,300		Tencent Holdings Ltd.	1,793,939	0.5
139,000		Want Want China Holdings Ltd.	112,648	0.0
			10,843,234	2.8

		Denmark: 2.0%
2,295		Carlsberg A/S	262,741	0.1
1,532		Chr Hansen Holding A/S	145,488	0.0
2,899		Coloplast A/S	264,821	0.1
5,039	(1)	Dfds A/S	237,895	0.1
9,063		DSV A/S	723,303	0.2
4,975		GN Store Nord A/S	214,455	0.1
5,657		ISS A/S	160,324	0.0
52,211		Novo Nordisk A/S	2,446,925	0.6
4,253		Novozymes A/S	177,849	0.1
6,119	(2)	Orsted A/S	442,175	0.1
328		Rockwool International AS	87,975	0.0
2,344	(1)	Royal Unibrew A/S	176,534	0.1
4,652		Tryg A/S	118,688	0.0
24,261		Vestas Wind Systems A/S	2,005,494	0.5
2,696	(1)	William Demant Holding A/S	85,168	0.0
			7,549,835	2.0

		Finland: 1.4%
6,357	(1)	DNA OYJ	133,932	0.0
6,782		Elisa OYJ	283,742	0.1
10,519		Fortum OYJ	239,074	0.0
1,962		Huhtamaki OYJ	64,666	0.0
5,410		Kesko OYJ	311,305	0.1
6,008		Kone OYJ	292,127	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Finland: (continued)
4,174		Neste OYJ	$382,422	0.1
2,572		Nokian Renkaat OYJ	85,568	0.0
5,249	(1)	Nordea Bank Abp	47,877	0.0
8,440		Sampo OYJ	386,681	0.1
51,198		Stora Enso OYJ	688,730	0.2
87,913		UPM-Kymmene OYJ	2,553,142	0.7
4,554		Wartsila OYJ	74,360	0.0
			5,543,626	1.4

		France: 6.4%
1,470		Accor S.A.	63,932	0.0
298		Aeroports de Paris	57,008	0.0
4,536		Air Liquide SA	550,667	0.1
3,729		Alstom SA	150,016	0.0
3,127		Arkema SA	296,275	0.1
731		Atos SE	66,652	0.0
676		BioMerieux	47,730	0.0
4,801		Bouygues SA	169,922	0.0
4,403		Bureau Veritas SA	97,817	0.0
2,984		Capgemini SE	329,538	0.1
5,748		Carrefour S.A.	113,671	0.0
2,743		Cie de Saint-Gobain	94,655	0.0
11,595		Cie Generale des Etablissements Michelin SCA	1,259,468	0.3
1,299		Cie Plastic Omnium SA	35,722	0.0
31,339		CNP Assurances	711,986	0.2
2,842		Danone	206,817	0.1
109		Dassault Aviation SA	162,314	0.1
1,149		Dassault Systemes SE	144,006	0.0
5,161		Edenred	209,004	0.1
3,113		Eiffage SA	291,644	0.1
74,760		Electricite de France SA	1,237,463	0.3
101,449		Engie SA	1,626,358	0.4
3,242		EssilorLuxottica SA	410,693	0.1
698		Eurazeo SE	51,880	0.0
15,238		Eutelsat Communications	323,147	0.1
1,021		Faurecia SA	44,668	0.0
1,911		Covivio	195,332	0.1
6,047		Gecina S.A.	888,680	0.2
224		Hermes International	134,241	0.0
624		Ipsen SA	78,522	0.0
478		Kering SA	239,727	0.1
51,011		Klepierre SA	1,748,091	0.5
2,362		Lagardere SCA	61,715	0.0
3,191		Legrand S.A.	189,055	0.1
818		L'Oreal S.A.	197,158	0.1
3,730		LVMH Moet Hennessy Louis Vuitton SE	1,196,582	0.3
24,448		Orange SA	379,197	0.1
1,183		Pernod Ricard SA	196,275	0.1
44,455		Peugeot S.A.	1,118,281	0.3
3,574		Publicis Groupe	218,228	0.1
350		Remy Cointreau SA	40,645	0.0
9,643		Rexel SA	109,955	0.0
2,555		Rubis SCA	152,511	0.0
5,202		Safran S.A.	683,485	0.2
34,675		Sanofi	3,013,871	0.8
4,197		Schneider Electric SE	298,497	0.1
1,287	(1)	SCOR SE	54,157	0.0
510		SEB SA	78,203	0.0
572		Societe BIC S.A.	57,286	0.0
1,311		Sodexo SA	136,476	0.0
3,088		SUEZ	39,534	0.0
2,302		Teleperformance	396,176	0.1
2,750		Thales S.A.	304,120	0.1
29,101		Total SA	1,595,346	0.4
10,896	(1)	UbiSoft Entertainment	966,980	0.3
1,488	(1)	Unibail-Rodamco-Westfield	267,619	0.1
14,625		Veolia Environnement	308,962	0.1
3,918		Vinci SA	344,746	0.1
5,608		Vivendi SA	142,998	0.0
1,228	(1),(2)	Worldline SA/France	65,847	0.0
			24,651,551	6.4

		Germany: 5.1%
1,155		Adidas AG	274,821	0.1
40,329	(1),(3)	Aixtron AG	402,150	0.1
4,241		Allianz SE	899,822	0.2
89,776		Aroundtown SA	794,124	0.2
1,163		Axel Springer AG	71,208	0.0
25,864		BASF SE	1,894,731	0.5
4,054		Bayer AG	307,275	0.1
1,087		Bayerische Motoren Werke AG	91,580	0.0
1,177		Beiersdorf AG	117,820	0.0
7,411		Brenntag AG	350,893	0.1
5,287		CANCOM SE	205,234	0.1
1,592		Continental AG	251,593	0.1
21,421	(2)	Covestro AG	1,183,714	0.3
1,265		Daimler AG	74,937	0.0
22,107		Deutsche Lufthansa AG	558,114	0.2
13,718	(2)	Deutsche Pfandbriefbank AG	154,943	0.0
8,655		Deutsche Post AG	255,635	0.1
18,417		Deutsche Telekom AG	299,476	0.1
18,979		Deutsche Wohnen SE	948,138	0.3
11,656		E.ON AG	129,572	0.0
2,288		Evonik Industries AG	62,573	0.0
1,340		Fresenius SE & Co. KGaA	69,479	0.0
2,870		Fresenius Medical Care AG & Co. KGaA	211,088	0.1
1,128		Fuchs Petrolub SE	49,530	0.0
2,045		GEA Group AG	56,341	0.0
620		Hannover Rueck SE	89,487	0.0
2,243		HeidelbergCement AG	155,321	0.1
922		Hella GmbH & Co. KGaA	41,940	0.0
550		Henkel AG & Co. KGaA	50,414	0.0
8,737		Hochtief AG	1,306,767	0.3
14,882		Hugo Boss AG	1,067,040	0.3
6,838		Infineon Technologies AG	152,100	0.0
2,200	(2)	Innogy SE	104,232	0.0
2,178		Isra Vision AG	73,531	0.0
9,300		Jenoptik AG	301,059	0.1
2,813		Lanxess AG	154,830	0.0
7,319		LEG Immobilien AG	859,771	0.2
1,178		Merck KGaA	123,689	0.0
1,613		MTU Aero Engines AG	347,830	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
245		Muenchener Rueckversicherungs-Gesellschaft AG	$54,674	0.0
5,527		ProSiebenSat.1 Media SE	98,660	0.0
250		Puma SE	139,212	0.0
68		Rational AG	42,656	0.0
1,994		Rheinmetall AG	207,117	0.1
5		RTL Group SA	273	0.0
2,346		RWE AG	58,349	0.0
6,965		SAP SE	720,216	0.2
3,189		Siemens AG	350,144	0.1
5,762		Siltronic AG	572,449	0.2
10,965	(3)	SMA Solar Technology AG	277,693	0.1
1,868		Symrise AG	155,158	0.0
126		Talanx AG	4,682	0.0
71,002		Telefonica Deutschland Holding AG	248,922	0.1
39,298		TUI AG	595,026	0.2
20,511		Uniper SE	594,751	0.2
16,836		Vonovia SE	846,152	0.2
690		Wacker Chemie AG	72,997	0.0
553		Wirecard AG	91,697	0.0
			19,673,630	5.1

		Hong Kong: 3.5%
92,000		AIA Group Ltd.	830,715	0.2
245,000		Champion REIT	186,252	0.1
172,000		CK Asset Holdings Ltd.	1,448,036	0.4
19,402		CK Hutchison Holdings Ltd.	195,945	0.1
5,864		CK Infrastructure Holdings Ltd.	47,345	0.0
58,000		CLP Holdings Ltd.	675,530	0.2
9,100		Dairy Farm International Holdings Ltd.	82,582	0.0
32,000		Hang Lung Properties Ltd.	70,069	0.0
17,900		Hang Seng Bank Ltd.	411,823	0.1
20,010		Henderson Land Development Co., Ltd.	113,751	0.0
108,880		Hong Kong & China Gas	236,601	0.1
31,500		Power Assets Holdings Ltd.	212,201	0.1
75,452		Hongkong Land Holdings Ltd. - HKHGF	542,794	0.1
32,000		Hopewell Holdings	147,557	0.0
25,000		Hysan Development Co., Ltd.	130,096	0.0
2,131		Jardine Matheson Holdings Ltd.	142,552	0.0
78,500		Kerry Properties Ltd.	326,052	0.1
43,500		Lifestyle International Holdings Ltd.	65,677	0.0
293,000		Link REIT	3,220,698	0.8
8,500		MTR Corp.	47,539	0.0
120,000		NWS Holdings Ltd.	274,432	0.1
193,000		PCCW Ltd.	114,891	0.0
124,000		Sino Land Co.	222,988	0.1
94,000		Sun Hung Kai Properties Ltd.	1,576,620	0.4
36,500		Swire Pacific Ltd - Class A	432,277	0.1
55,000		Swire Pacific Ltd - Class B	98,295	0.0
106,800		Swire Properties Ltd.	416,860	0.1
33,000		Techtronic Industries Co., Ltd.	192,639	0.1
693,000	(2)	WH Group Ltd.	594,272	0.2
29,000		Wharf Holdings Ltd.	87,653	0.0
27,000		Wharf Real Estate Investment Co. Ltd.	184,706	0.1
14,000		Wheelock & Co., Ltd.	89,749	0.0
			13,419,197	3.5

		India: 0.6%
12,923		Jubilant Life Sciences Ltd.	128,228	0.0
22,512		Muthoot Finance Ltd.	158,586	0.1
4,053		Nestle India Ltd.	656,244	0.2
209,054		Oil & Natural Gas Corp., Ltd.	416,128	0.1
74,851		Tech Mahindra Ltd.	772,316	0.2
			2,131,502	0.6

		Ireland: 0.3%
3,296		DCC PLC	269,821	0.1
14,709		James Hardie Industries SE	163,831	0.1
1,217		Kerry Group PLC - KYG	124,266	0.0
695		Kerry Group PLC - KYGAL	71,475	0.0
2,916		Kingspan Group Plc	119,261	0.0
1,078		Paddy Power Betfair PLC	88,509	0.0
6,427		Smurfit Kappa PLC	185,985	0.1
			1,023,148	0.3

		Israel: 0.5%
18,378		Bank Hapoalim BM	124,570	0.0
38,848		Bank Leumi Le-Israel BM	256,839	0.1
58,222		Bezeq Israeli Telecommunication Corp., Ltd.	46,698	0.0
353		Elbit Systems Ltd.	43,727	0.0
35,484		Israel Chemicals Ltd.	205,952	0.1
219		Israel Corp., Ltd.	63,189	0.0
50,651		Israel Discount Bank Ltd.	179,145	0.1
2,704	(1)	Nice Ltd.	298,105	0.1
192,378		Oil Refineries Ltd.	93,712	0.0
764		Paz Oil Co. Ltd.	114,276	0.0
9,393	(1)	Plus500 Ltd.	189,348	0.1
8,622		Shufersal Ltd	60,825	0.0
2,582		Strauss Group Ltd.	62,724	0.0
			1,739,110	0.5

		Italy: 1.8%
430,284		A2A SpA	785,106	0.2
2,691		Assicurazioni Generali S.p.A.	47,112	0.0
5,967		Davide Campari-Milano SpA	53,611	0.0
45,146	(1),(2)	Enav SpA	231,113	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
496,014		Enel S.p.A.	$2,997,863	0.8
43,175		ENI S.p.A.	732,066	0.2
5,745		Ferrari NV	715,309	0.2
27,690		FinecoBank Banca Fineco SpA	301,099	0.1
16,852		Italgas SpA	102,029	0.0
25,342	(1)	Maire Tecnimont SpA	101,716	0.0
2,380		Moncler SpA	89,570	0.0
33,722	(2)	Poste Italiane SpA	290,403	0.1
31,685		Snam SpA	151,306	0.0
6,341		Societa Iniziative Autostradali e Servizi S.p.A.	97,595	0.0
38,366		Terna Rete Elettrica Nazionale SpA	236,452	0.1
			6,932,350	1.8

		Japan: 20.2%
32,300		Aeon Co., Ltd.	657,377	0.2
2,500		Aica Kogyo Co., Ltd.	87,896	0.0
4,900		Air Water, Inc.	81,748	0.0
3,100		Aisin Seiki Co., Ltd.	122,557	0.0
3,900		Ajinomoto Co., Inc.	67,527	0.0
11,000		Alfresa Holdings Corp.	303,175	0.1
4,400		ANA Holdings, Inc.	162,183	0.1
6,200		Amada Holdings Co., Ltd.	62,402	0.0
28,600		Asahi Glass Co., Inc.	969,262	0.3
42,500		Asahi Kasei Corp.	466,327	0.1
138,400		Astellas Pharma, Inc.	2,053,611	0.5
4,200		Autobacs Seven Co., Ltd.	70,323	0.0
4,000		Azbil Corp.	84,105	0.0
3,900		Bandai Namco Holdings, Inc.	172,289	0.1
7,400		Bridgestone Corp.	284,836	0.1
21,000		Canon, Inc.	603,965	0.2
2,600		Capcom Co., Ltd.	55,966	0.0
3,800		Central Japan Railway Co.	821,265	0.2
57,200		Chubu Electric Power Co., Inc.	905,393	0.2
1,200		Chugai Pharmaceutical Co., Ltd.	70,856	0.0
35,900		Chugoku Electric Power Co., Inc.	491,263	0.1
66,300		Citizen Watch Co., Ltd.	353,902	0.1
8,800		COMSYS Holdings Corp.	229,886	0.1
2,000		Cosmo Energy Holdings Co. Ltd.	45,279	0.0
47,200		Dai Nippon Printing Co., Ltd.	1,092,444	0.3
8,000		Daicel Corp.	83,907	0.0
60,200		Dai-ichi Life Holdings, Inc.	977,467	0.3
2,300		Daiichi Sankyo Co., Ltd.	79,782	0.0
2,500		Daikin Industries Ltd.	270,603	0.1
1,700		Daito Trust Construction Co., Ltd.	236,117	0.1
5,900		Daiwa House Industry Co., Ltd.	191,286	0.1
3,200		Denka Co., Ltd.	102,938	0.0
5,000		Denso Corp.	229,984	0.1
3,200		Dentsu, Inc.	151,789	0.0
1,300		DIC Corp.	41,677	0.0
1,100		Don Quijote Holdings Co. Ltd.	63,966	0.0
4,500		East Japan Railway Co.	416,924	0.1
1,300		Ebara Corp.	35,882	0.0
900		Eisai Co., Ltd.	69,882	0.0
10,600		Electric Power Development Co., Ltd.	265,120	0.1
6,900		Exedy Corp.	173,996	0.1
3,000		FamilyMart UNY Holdings Co., Ltd.	351,428	0.1
17,200		FANCL Corp.	371,729	0.1
700		Fanuc Ltd.	119,057	0.0
2,400		Fast Retailing Co., Ltd.	1,101,376	0.3
2,900		Fuji Electric Holdings Co., Ltd.	89,624	0.0
1,500		Fuji Oil Holdings, Inc.	47,328	0.0
7,400		Fuji Film Holdings Corp.	317,949	0.1
2,000		Fukuyama Transporting Co., Ltd.	80,435	0.0
11,100		H2O Retailing Corp.	156,218	0.0
14,800		Hakuhodo DY Holdings, Inc.	227,769	0.1
2,700		Hamamatsu Photonics KK	96,675	0.0
4,100		Hankyu Hanshin Holdings, Inc.	146,348	0.0
5,500		Haseko Corp.	61,002	0.0
21,000		Hino Motors Ltd.	210,840	0.1
1,500		Hisamitsu Pharmaceutical Co., Inc.	76,815	0.0
2,700		Hitachi Construction Machinery Co., Ltd.	68,571	0.0
1,300		Hitachi High-Technologies Corp.	46,982	0.0
37,100		Hitachi Ltd.	1,167,110	0.3
2,400		Hitachi Transport System Ltd.	67,023	0.0
16,900	(1)	Hokuriku Electric Power Co.	148,753	0.0
47,100		Honda Motor Co., Ltd.	1,414,035	0.4
1,100		Horiba Ltd.	54,147	0.0
700		Hoshizaki Corp.	49,709	0.0
11,400		Hoya Corp.	661,626	0.2
5,600		Idemitsu Kosan Co., Ltd.	197,610	0.1
13,600		Iida Group Holdings Co. Ltd.	247,504	0.1
6,600		Inpex Corp.	63,442	0.0
10,300		Isetan Mitsukoshi Holdings Ltd.	106,002	0.0
19,600		Isuzu Motors Ltd.	291,557	0.1
1,200		Ito En Ltd.	53,533	0.0
29,700		Itochu Corp.	544,823	0.2
1,700		Izumi Co., Ltd.	85,720	0.0
21,000		Japan Airlines Co. Ltd.	764,578	0.2
9,700		Japan Petroleum Exploration Co., Ltd.	181,990	0.1
2,400		Japan Tobacco, Inc.	60,758	0.0
8,300		JFE Holdings, Inc.	146,308	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
4,900		JSR Corp.	$79,225	0.0
48,400		JTEKT Corp.	628,628	0.2
249,600		JXTG Holdings, Inc.	1,363,347	0.4
5,100		Kajima Corp.	72,546	0.0
49,300		Kakaku.com, Inc.	865,502	0.2
3,700		Kamigumi Co., Ltd.	81,911	0.0
3,700		Kaneka Corp.	144,651	0.0
18,300		Kansai Electric Power Co., Inc.	278,554	0.1
6,700	(1)	Kansai Mirai Financial Group, Inc.	49,787	0.0
4,700		Kao Corp.	332,282	0.1
27,400		KDDI Corp.	684,579	0.2
3,900		Keihan Holdings Co., Ltd.	160,825	0.1
2,800		Keio Corp.	160,853	0.1
3,200		Keisei Electric Railway Co., Ltd.	101,456	0.0
200		Keyence Corp.	102,923	0.0
3,300		Kikkoman Corp.	175,559	0.1
8,600		Kinden Corp.	141,269	0.0
3,700		Kintetsu Group Holdings Co., Ltd.	161,480	0.1
9,500		Kirin Holdings Co., Ltd.	226,802	0.1
700		Kobayashi Pharmaceutical Co., Ltd.	44,487	0.0
1,700		Koito Manufacturing Co., Ltd.	102,380	0.0
2,800		Kokuyo Co., Ltd.	40,889	0.0
6,100		Komatsu Ltd.	160,626	0.1
10,500		Ks Holdings Corp.	104,617	0.0
4,100		Kubota Corp.	65,002	0.0
4,500		Kuraray Co., Ltd.	69,204	0.0
2,600		Kurita Water Industries, Ltd.	66,100	0.0
2,800		Kyocera Corp.	157,704	0.1
10,100		Kyowa Exeo Corp.	248,240	0.1
18,700		Kyushu Electric Power Co., Inc.	231,719	0.1
33,200		Kyushu Railway Co.	1,133,527	0.3
1,300		Lawson, Inc.	80,134	0.0
3,200		Lintec Corp.	70,862	0.0
6,700		Maeda Corp.	66,190	0.0
2,400		Maeda Road Construction Co., Ltd.	46,728	0.0
3,200		Makita Corp.	113,382	0.0
274,700		Marubeni Corp.	2,141,176	0.6
1,400		Maruha Nichiro Corp.	47,728	0.0
2,300		Maruichi Steel Tube Ltd.	73,876	0.0
1,700		Matsumotokiyoshi Holdings Co., Ltd.	52,517	0.0
7,600		Medipal Holdings Corp.	175,417	0.1
8,300		Megmilk Snow Brand Co., Ltd.	220,246	0.1
1,300		MEIJI Holdings Co., Ltd.	100,523	0.0
77,100		Mitsubishi Corp.	2,259,665	0.6
14,400		Mitsubishi Electric Corp.	181,199	0.1
3,200		Mitsubishi Estate Co., Ltd.	56,677	0.0
4,700		Mitsubishi Gas Chemical Co., Inc.	74,338	0.0
6,400		Mitsubishi Heavy Industries Ltd.	247,460	0.1
18,300		Mitsubishi Chemical Holdings Corp.	157,262	0.1
144,300		Mitsui & Co., Ltd.	2,357,562	0.6
3,100		Mitsui Fudosan Co., Ltd.	75,314	0.0
1,700		MS&AD Insurance Group Holdings, Inc.	50,326	0.0
2,000		Miura Co., Ltd.	49,892	0.0
10,300		Mixi, Inc.	261,107	0.1
500		Murata Manufacturing Co., Ltd.	75,108	0.0
4,500		Nagase & Co., Ltd.	65,865	0.0
6,300		Nagoya Railroad Co., Ltd.	166,729	0.1
2,600		Nankai Electric Railway Co., Ltd.	69,628	0.0
17,300		NEC Corp.	581,366	0.2
32,400		NGK Spark Plug Co., Ltd.	698,088	0.2
8,500		NHK Spring Co., Ltd.	78,858	0.0
1,000		Nidec Corp.	120,258	0.0
1,600		Nihon Kohden Corp.	50,410	0.0
2,600		Nihon Unisys Ltd.	62,150	0.0
13,400		Nikon Corp.	229,119	0.1
3,100		Nippo Corp.	59,176	0.0
9,100		Nippon Express Co., Ltd.	575,858	0.2
17,400		Nippon Paper Industries Co. Ltd.	341,182	0.1
1,200		Nippon Shokubai Co., Ltd.	79,542	0.0
83,200		Nippon Steel & Sumitomo Metal Corp.	1,540,724	0.4
5,900		Nippon Telegraph & Telephone Corp.	253,630	0.1
3,000		Nippon Yusen KK	50,226	0.0
2,400		Nishi-Nippon Railroad Co., Ltd.	61,319	0.0
3,200		Nissan Chemical Corp.	170,141	0.1
126,600		Nissan Motor Co., Ltd.	1,081,164	0.3
8,400		Nisshin Seifun Group, Inc.	169,512	0.1
1,100		Nissin Food Products Co., Ltd.	70,029	0.0
200		Nitori Co., Ltd.	26,044	0.0
1,100		Nitto Denko Corp.	62,222	0.0
3,400		NOF Corp.	112,093	0.0
98,800		Nomura Holdings, Inc.	385,797	0.1
2,200		Nomura Research Institute Ltd.	90,028	0.0
10,800		NTT Data Corp.	128,749	0.0
62,600		NTT DoCoMo, Inc.	1,504,078	0.4
8,400		Obayashi Corp.	79,928	0.0
900		Obic Co., Ltd.	85,291	0.0
4,900		Odakyu Electric Railway Co., Ltd.	110,109	0.0
35,400		Oji Holdings Corp.	204,987	0.1
1,600		Olympus Corp.	65,634	0.0
8,400		Ono Pharmaceutical Co., Ltd.	183,507	0.1
600		Oracle Corp. Japan	43,716	0.0
1,700		Oriental Land Co., Ltd.	174,308	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
108,500		ORIX Corp.	$1,636,594	0.4
26,800		Osaka Gas Co., Ltd.	530,598	0.1
2,000		OSG Corp.	40,934	0.0
1,900		Otsuka Corp.	61,499	0.0
1,300		Otsuka Holdings Co. Ltd.	53,320	0.0
2,400		Paltac Corp.	115,660	0.0
4,100		Panasonic Corp.	40,148	0.0
38,200		Pola Orbis Holdings, Inc.	1,142,548	0.3
9,800		Recruit Holdings Co. Ltd.	263,037	0.1
11,900		Rengo Co., Ltd.	104,170	0.0
43,200		Resona Holdings, Inc.	218,272	0.1
87,700		Ricoh Co., Ltd.	934,258	0.3
600		Rinnai Corp.	39,727	0.0
1,400		Rohto Pharmaceutical Co., Ltd.	37,748	0.0
200		Ryohin Keikaku Co., Ltd.	47,668	0.0
12,300		Sankyo Co., Ltd.	476,700	0.1
2,200		Sankyu, Inc.	107,240	0.0
6,100		Sanwa Holdings Corp.	70,092	0.0
1,100		SCSK Corp.	44,511	0.0
4,600		Secom Co., Ltd.	385,121	0.1
54,900		Sega Sammy Holdings, Inc.	773,710	0.2
3,800		Seibu Holdings, Inc.	66,017	0.0
10,700		Seino Holdings Co. Ltd	147,925	0.0
5,400		Sekisui Chemical Co., Ltd.	83,816	0.0
12,200		Sekisui House Ltd.	182,334	0.1
16,100		Seven & I Holdings Co., Ltd.	701,042	0.2
3,000		SG Holdings Co. Ltd.	80,530	0.0
7,700		Shikoku Electric Power Co., Inc.	97,575	0.0
2,700		Shimachu Co., Ltd.	77,370	0.0
6,800		Shimadzu Corp.	156,383	0.1
800		Shimano, Inc.	112,253	0.0
5,800		Shimizu Corp.	49,359	0.0
5,000		Shin-Etsu Chemical Co., Ltd.	421,583	0.1
24,100		Shinko Electric Industries	166,172	0.1
2,400		Shionogi & Co., Ltd.	148,027	0.0
1,400		Shiseido Co., Ltd.	83,281	0.0
1,600		Showa Denko KK	53,740	0.0
9,900		Showa Shell Sekiyu KK	147,502	0.0
4,400		Skylark Holdings Co. Ltd	73,303	0.0
300		SMC Corp.	99,014	0.0
5,300		SoftBank Group Corp.	417,448	0.1
68,100		Sojitz Corp.	261,827	0.1
1,800		Sompo Holdings, Inc.	67,868	0.0
9,900		Sony Corp.	496,059	0.1
4,100		Sotetsu Holdings, Inc.	122,756	0.0
3,200		Stanley Electric Co., Ltd.	92,944	0.0
5,300		Subaru Corp.	124,455	0.0
1,600		Sugi Holdings Co., Ltd.	66,429	0.0
2,000		Sumitomo Bakelite Co., Ltd.	74,572	0.0
23,000		Sumitomo Chemical Co., Ltd.	119,981	0.0
142,000		Sumitomo Corp.	2,198,661	0.6
6,800		Sumitomo Dainippon Pharma Co. Ltd.	160,099	0.1
18,500		Sumitomo Electric Industries Ltd.	263,595	0.1
2,400		Sumitomo Metal Mining Co., Ltd.	69,415	0.0
40,200		Sumitomo Mitsui Financial Group, Inc.	1,495,520	0.4
1,500		Sumitomo Osaka Cement Co., Ltd.	66,554	0.0
2,100		Sumitomo Realty & Development Co., Ltd.	80,199	0.0
7,100		Suzuken Co., Ltd.	372,790	0.1
8,800		Suzuki Motor Corp.	459,541	0.1
1,100		Sysmex Corp.	61,321	0.0
7,600		Taisei Corp.	357,826	0.1
800		Taisho Pharmaceutical Holdings Co. Ltd.	81,255	0.0
3,200		Takashimaya Co., Ltd.	43,488	0.0
500		TDK Corp.	39,568	0.0
7,600		Teijin Ltd.	131,350	0.0
2,600		Terumo Corp.	148,439	0.0
1,900		TIS, Inc.	85,528	0.0
5,000		Tobu Railway Co., Ltd.	141,212	0.0
6,300		Toho Gas Co., Ltd.	270,600	0.1
19,600		Tohoku Electric Power Co., Inc.	265,729	0.1
2,500		Tokai Rika Co., Ltd.	44,481	0.0
30,500		Tokio Marine Holdings, Inc.	1,493,455	0.4
40,900	(1)	Tokyo Electric Power Co., Inc.	251,737	0.1
1,000		Tokyo Electron Ltd.	146,021	0.0
21,500		Tokyo Gas Co., Ltd.	565,347	0.2
14,900		Tokyu Corp.	255,007	0.1
8,700		Toray Industries, Inc.	64,477	0.0
2,200		Toshiba Plant Systems & Services Corp.	41,382	0.0
2,200		Toto Ltd.	85,436	0.0
2,500		Toyo Suisan Kaisha Ltd.	89,995	0.0
2,000		Toyoda Gosei Co., Ltd.	43,758	0.0
800		Toyota Industries Corp.	39,633	0.0
36,800		Toyota Motor Corp.	2,265,044	0.6
7,300		Toyota Tsusho Corp.	232,182	0.1
24,900	(1)	Trend Micro, Inc.	1,324,851	0.4
3,800		TS Tech Co., Ltd.	114,330	0.0
500		Tsuruha Holdings, Inc.	46,283	0.0
2,700		Ube Industries Ltd.	61,055	0.0
3,800		Unicharm Corp.	117,601	0.0
2,400		Wacoal Holdings Corp.	65,081	0.0
900		Welcia Holdings Co. Ltd.	34,137	0.0
4,400		West Japan Railway Co.	321,359	0.1
18,500		Yamada Denki Co., Ltd.	91,103	0.0
3,600		Yamaha Corp.	157,549	0.1
6,200		Yamato Holdings Co., Ltd.	165,202	0.1
1,500		Yaskawa Electric Corp.	42,454	0.0
3,500		Yokogawa Electric Corp.	65,181	0.0
4,000		Zensho Holdings Co., Ltd.	92,418	0.0
			77,710,728	20.2

		Luxembourg: 0.1%
1,561		RTL Group SA	85,383	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Luxembourg: (continued)
4,923		SES S.A. - Luxembourg	$100,337	0.1
			185,720	0.1

		Macau: 0.2%
874,000		SJM Holdings Ltd.	923,059	0.2

		Mexico: 0.2%
217,600		Wal-Mart de Mexico SAB de CV	571,588	0.2

		Netherlands: 4.1%
2,716		Aalberts Industries NV	95,128	0.0
1,122		Airbus SE	129,321	0.1
1,306		Akzo Nobel NV	112,404	0.0
1,965		ASML Holding NV	343,614	0.1
21,589		ASR Nederland NV	910,582	0.3
4,722		EXOR NV	301,886	0.1
5,422		Heineken Holding NV	470,697	0.1
712		Heineken NV	63,951	0.0
136,724		Koninklijke Ahold Delhaize NV	3,602,136	1.0
12,893		Koninklijke DSM NV	1,205,701	0.3
31,122		Koninklijke KPN NV	95,676	0.0
61,500		Koninklijke Philips NV	2,424,637	0.6
990		Koninklijke Vopak NV	50,311	0.0
1,674		NN Group NV	70,688	0.0
13,535	(2)	Philips Lighting NV, Signify NV	335,301	0.1
1,160	(1)	QIAGEN NV	42,843	0.0
4,987		Randstad NV	240,395	0.1
61,414		Royal Dutch Shell PLC - Class A	1,903,855	0.5
52,364		Royal Dutch Shell PLC - Class B	1,625,828	0.4
21,595		Unilever NV	1,156,413	0.3
6,882		Wolters Kluwer NV	427,997	0.1
			15,609,364	4.1

		New Zealand: 0.5%
36,019		Air New Zealand Ltd.	70,046	0.0
16,883		Auckland International Airport Ltd.	85,928	0.0
37,019		Contact Energy Ltd.	154,893	0.0
19,248		Fisher & Paykel Healthcare Corp. Ltd.	167,515	0.1
55,741		Kiwi Property Group Ltd.	54,832	0.0
33,874		Mercury NZ Ltd.	82,778	0.0
41,118		Meridian Energy Ltd.	100,192	0.0
27,782		Ryman Healthcare Ltd.	201,313	0.1
42,286		Sky City Entertainment Group Ltd.	112,384	0.0
363,921		Spark New Zealand Ltd.	1,023,017	0.3
1,316	(1)	Xero Ltd.	41,927	0.0
			2,094,825	0.5

		Norway: 1.8%
3,180		Aker ASA	223,842	0.1
24,258	(1),(2)	Aker Solutions ASA	132,418	0.0
58,652		DNB ASA	1,041,028	0.3
94,676		Equinor ASA	2,164,879	0.6
15,194		Marine Harvest	335,644	0.1
13,850		Norsk Hydro ASA	64,209	0.0
58,191		Orkla ASA	470,319	0.1
10,988		Salmar ASA	575,348	0.1
90,483		Telenor ASA	1,713,018	0.4
7,993		TGS Nopec Geophysical Co. ASA	236,953	0.1
2,163		Yara International ASA	89,442	0.0
			7,047,100	1.8

		Poland: 0.2%
8,431	(1)	Grupa Lotos SA	210,793	0.1
5,675	(1)	Polski Koncern Naftowy Orlen	159,898	0.0
166,300	(1)	Polskie Gornictwo Naftowe I Gazownictwo SA	341,372	0.1
4,328	(1)	Powszechna Kasa Oszczednosci Bank Polski SA	46,007	0.0
			758,070	0.2

		Portugal: 0.2%
95,212		EDP - Energias de Portugal SA	347,771	0.1
18,221		Galp Energia SGPS SA	284,694	0.1
21,104		Navigator Co. SA/The	103,258	0.0
			735,723	0.2

		Russia: 0.4%
113,786		Gazprom PJSC ADR	556,325	0.1
13,857		LUKOIL PJSC ADR	1,112,682	0.3
			1,669,007	0.4

		Singapore: 1.0%
73,900		Ascendas Real Estate Investment Trust	150,708	0.0
18,800	(2)	BOC Aviation Ltd.	159,857	0.1
175,700		CapitaLand Commercial Trust	245,955	0.1
38,100		CapitaLand Ltd.	94,458	0.0
169,900		CapitaLand Mall Trust	303,399	0.1
238,200		ComfortDelgro Corp., Ltd.	413,333	0.1
6,200		DBS Group Holdings Ltd.	110,500	0.0
81,600		Genting Singapore Ltd.	66,873	0.0
30,800		Keppel Corp., Ltd.	140,054	0.0
11,900		Oversea-Chinese Banking Corp., Ltd.	102,086	0.0
40,300		SATS Ltd	145,379	0.0
34,200		Singapore Airlines Ltd.	245,693	0.1
38,700		Singapore Exchange Ltd.	220,064	0.1
68,400		Singapore Press Holdings Ltd.	127,772	0.0
104,600		Singapore Telecommunications Ltd.	235,183	0.1
59,700		Singapore Technologies Engineering Ltd.	165,322	0.1
28,000		United Overseas Bank Ltd.	524,754	0.1
23,800		United Overseas Land Ltd.	117,780	0.0
23,700		Venture Corp. Ltd.	287,878	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
55,200		Wilmar International Ltd.	$136,717	0.0
			3,993,765	1.0

		South Africa: 0.1%
846		Naspers Ltd.	195,700	0.1

		South Korea: 2.6%
245		CJ CheilJedang Corp.	75,522	0.0
847		Coway Co., Ltd.	63,832	0.0
614		Daelim Industrial Co., Ltd.	58,901	0.0
459		E-Mart, Inc.	79,284	0.0
982		GS Holdings Corp.	48,064	0.0
5,532		HDC Holdings Co. Ltd	93,125	0.0
9,430	(1)	HDC Hyundai Development Co-Engineering & Construction	419,132	0.1
822		Hyundai Department Store Co. Ltd.	70,763	0.0
455		Hyundai Glovis Co., Ltd.	58,176	0.0
1,199		Hyundai Mobis Co. Ltd.	242,878	0.1
825		Hyundai Motor Co.	96,180	0.0
1,094		Hyundai Steel Co.	50,340	0.0
54,654	(1)	Industrial Bank Of Korea	700,067	0.2
1,541	(1)	KB Financial Group, Inc.	66,213	0.0
8,950		Kia Motors Corp.	292,648	0.1
2,086	(1)	Korea Electric Power Corp.	64,465	0.0
1,842	(1)	Korea Gas Corp.	89,771	0.0
3,794	(1)	KT&G Corp.	337,825	0.1
159		LG Chem Ltd.	52,747	0.0
2,572		LG Corp.	179,838	0.1
971		LG Electronics, Inc.	58,282	0.0
19,945		LG Uplus Corp.	271,094	0.1
3,660		POSCO	903,479	0.2
68,890		Samsung Electronics Co., Ltd.	2,872,309	0.8
412		Samsung Fire & Marine Insurance Co. Ltd.	101,087	0.0
1,275	(1)	Shinhan Financial Group Co., Ltd.	49,314	0.0
4,515		SK Hynix, Inc.	301,917	0.1
6,914		SK Innovation Co. Ltd.	1,173,640	0.3
971		SK Telecom Co., Ltd.	224,795	0.1
1,708		S-Oil Corp.	160,827	0.1
61,777	(1)	Woori Bank	831,930	0.2
			10,088,445	2.6

		Spain: 3.2%
587		Acciona SA	55,890	0.0
5,434		Acerinox S.A.	59,215	0.0
56,480		ACS Actividades de Construccion y Servicios SA	2,337,372	0.6
7,419	(2)	Aena SME SA	1,282,423	0.3
35,684		Amadeus IT Group SA	2,594,878	0.7
82,885		Banco Bilbao Vizcaya Argentaria SA	491,934	0.1
24,123		Banco Santander SA	114,406	0.0
1,604		Corporacion Financiera Alba SA	79,534	0.0
11,610		Enagas	338,407	0.1
45,384		Endesa S.A.	1,135,118	0.3
6,601		Ferrovial SA	148,026	0.0
1,501		Grifols SA	39,156	0.0
162,845		Iberdrola S.A.	1,345,989	0.4
1,306	(1)	Iberdrola SA-Interim	10,795	0.0
1,755		Industria de Diseno Textil SA	49,093	0.0
42,330		Mediaset Espana Comunicacion SA	298,240	0.1
39,855		Merlin Properties Socimi SA	534,685	0.1
11,063		Naturgy Energy Group SA	309,264	0.1
14,334		Red Electrica Corp. SA	330,333	0.1
33,360		Repsol SA	585,568	0.2
33,950		Telefonica S.A.	292,023	0.1
			12,432,349	3.2

		Sweden: 4.0%
8,163		Alfa Laval AB	185,070	0.1
13,848		Assa Abloy AB	258,045	0.1
11,449		Atlas Copco AB - A Shares	298,697	0.1
7,200		Atlas Copco AB - B Shares	172,291	0.1
9,983		Boliden AB	249,857	0.1
2,231		Electrolux AB	52,790	0.0
4,173		Elekta AB	55,790	0.0
10,289	(1)	Epiroc AB - A Shares	98,798	0.0
6,566	(1)	Epiroc AB - B Shares	58,852	0.0
10,589	(1)	Fastighets AB Balder	334,190	0.1
1,949	(1)	ICA Gruppen AB	68,550	0.0
3,400	(1)	Hexagon AB	166,503	0.1
7,647		Husqvarna AB - B Shares	58,448	0.0
14,361		Industrivarden AB-Class A	303,508	0.1
12,740		Industrivarden AB-Class C	262,650	0.1
6,264	(1)	Investor AB - A Shares	275,364	0.1
19,952		Investor AB - B Shares	877,517	0.2
28,922		Kinnevik AB	706,678	0.2
3,718	(1)	Loomis AB	133,398	0.0
2,354		Lundbergforetagen AB	72,684	0.0
4,625		Lundin Petroleum AB	147,933	0.0
9,994		Nibe Industrier AB	113,649	0.0
23,376		Peab AB	194,864	0.1
2,217	(1)	Saab AB	76,604	0.0
170,950		Sandvik AB	2,731,754	0.7
23,897		Securitas AB	384,262	0.1
153,335		Skandinaviska Enskilda Banken AB	1,609,503	0.4
15,209		Skanska AB	266,312	0.1
28,905		SKF AB - B Shares	486,882	0.1
56,503		Svenska Cellulosa AB SCA	496,999	0.1
3,600		Svenska Handelsbanken AB	39,150	0.0
89,451		Swedbank AB	2,032,009	0.5
12,059		Swedish Match AB	540,268	0.1
1,402	(1)	Swedish Orphan Biovitrum AB	33,097	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
12,793		Tele2 AB	$160,159	0.1
122,991		Telia Co. AB	535,989	0.1
5,107		Trelleborg AB	86,024	0.0
62,855		Volvo AB - B Shares	905,733	0.2
			15,530,871	4.0

		Switzerland: 5.1%
14,668		ABB Ltd.	280,756	0.1
2,914		Adecco Group AG	146,024	0.0
337		Baloise Holding AG	52,194	0.0
340		Barry Callebaut AG	578,436	0.2
564		Bucher Industries AG	172,244	0.1
2,742		Cembra Money Bank AG	236,784	0.1
1		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	73,408	0.0
16		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	101,736	0.0
1,652		Cie Financiere Richemont SA	113,869	0.0
2,510		Clariant AG	49,856	0.0
3,899		Coca-Cola HBC AG	131,042	0.0
813		DKSH Holding AG	60,935	0.0
88		EMS-Chemie Holding AG	43,953	0.0
9,451		Ferguson PLC	632,867	0.2
504		Flughafen Zuerich AG	89,026	0.0
530		Geberit AG - Reg	207,194	0.1
448		Georg Fischer AG	397,104	0.1
181		Givaudan	439,116	0.1
1,092		Kuehne & Nagel International AG	147,672	0.0
3,014		Logitech International SA	109,959	0.0
31,110		Nestle SA	2,712,291	0.7
20,124		Novartis AG	1,756,841	0.5
5,758		OC Oerlikon Corp. AG	74,407	0.0
14,231	(3)	Oriflame Holding AG	316,575	0.1
2,318		Partners Group	1,594,331	0.4
812		PSP Swiss Property AG	83,538	0.0
17,202		Roche Holding AG	4,576,347	1.2
851		Schindler Holding AG - Part Cert	181,025	0.1
418		Schindler Holding AG - Reg	88,288	0.0
145		SGS SA	350,036	0.1
2,178		Sika AG	287,618	0.1
1,042		Sonova Holding AG - Reg	195,558	0.1
58,426		STMicroelectronics NV-STM	930,705	0.3
2,300		STMicroelectronics NV-STM1	36,694	0.0
112		Straumann Holding AG	81,315	0.0
483		Swatch Group AG - BR	138,361	0.0
673		Swatch Group AG - Reg	37,447	0.0
2,737		Swiss Life Holding AG	1,129,153	0.3
781		Swiss Prime Site AG	66,161	0.0
728		Swisscom AG	348,932	0.1
854		Temenos AG	115,277	0.0
1,566		Zurich Insurance Group AG	491,494	0.1
			19,656,569	5.1

		Taiwan: 1.5%
3,433,000		AU Optronics Corp.	1,345,732	0.3
1,827,000		CTBC Financial Holding Co. Ltd.	1,244,082	0.3
530,000		Formosa Chemicals & Fibre Co.	1,844,476	0.5
1,349,000		Innolux Corp.	465,207	0.1
40,000		Taiwan Semiconductor Manufacturing Co., Ltd.	296,719	0.1
298,000		Uni-President Enterprises Corp.	706,168	0.2
			5,902,384	1.5

		United Kingdom: 12.6%
209,640		3i Group PLC	2,339,730	0.6
14,591		Admiral Group PLC	396,758	0.1
21,361		Anglo American PLC	545,896	0.1
10,821		Ashmore Group PLC	57,436	0.0
7,085		Ashtead Group PLC	179,710	0.1
2,005		Associated British Foods PLC	62,924	0.0
6,739		AstraZeneca PLC	488,185	0.1
16,179	(2)	Auto Trader Group PLC	97,096	0.0
12,098		Aviva PLC	65,796	0.0
18,531		B&M European Value Retail SA	78,906	0.0
8,090		Babcock International Group	56,347	0.0
77,292		BAE Systems PLC	519,971	0.1
24,475		Barratt Developments PLC	173,114	0.1
3,380		Bellway PLC	125,710	0.0
6,888		Berkeley Group Holdings PLC	339,141	0.1
297,183		BP PLC	2,030,095	0.5
12,626		British American Tobacco PLC	445,066	0.1
20,222		British Land Co. PLC	152,334	0.0
66,968		BT Group PLC	204,212	0.1
9,720		Bunzl PLC	306,492	0.1
30,103		Burberry Group PLC	711,602	0.2
4,684		Carnival PLC	265,015	0.1
144,538		Centrica PLC	259,741	0.1
9,828		CNH Industrial NV	96,597	0.0
38,089		Compass Group PLC	815,047	0.2
8,414		CRH PLC - London	242,113	0.1
4,741		Croda International PLC	300,167	0.1
4,892		Derwent London PLC	208,067	0.1
13,284		Diageo PLC	507,002	0.1
60,969		Direct Line Insurance Group PLC	269,484	0.1
7,767		DS Smith PLC	34,446	0.0
6,359		easyJet PLC	105,363	0.0
77,758		Evraz PLC	509,361	0.1
23,793		Experian PLC	597,383	0.2
63,583	(1)	Fiat Chrysler Automobiles NV	1,088,023	0.3
44,071		G4S PLC	113,013	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
167,567	GlaxoSmithKline PLC	$3,254,908	0.9
6,558	GVC Holdings PLC	57,788	0.0
16,264	Halma PLC	299,126	0.1
11,865	Hammerson PLC	58,005	0.0
4,387	Hargreaves Lansdown PLC	94,205	0.0
30,576	Howden Joinery Group PLC	202,842	0.1
153,280	HSBC Holdings PLC	1,290,652	0.3
10,252	IMI PLC	128,810	0.0
5,213	Imperial Brands PLC	173,040	0.1
18,658	Inchcape PLC	140,391	0.0
19,295	Informa PLC	171,384	0.1
7,802	InterContinental Hotels Group PLC	443,368	0.1
26,411	International Consolidated Airlines Group SA	223,064	0.1
5,273	Intertek Group PLC	340,261	0.1
95,542	ITV PLC	162,180	0.0
331,106	J Sainsbury PLC	1,239,808	0.3
10,978	JD Sports Fashion PLC	66,760	0.0
18,391	Johnson Matthey PLC	734,710	0.2
105,030	Kingfisher PLC	306,829	0.1
673,571	Legal & General Group PLC	2,294,784	0.6
3,056,084	Lloyds Banking Group Plc	2,329,844	0.6
40,876	Marks & Spencer Group PLC	154,657	0.0
25,043	Meggitt PLC	169,610	0.0
13,911	Mondi PLC	336,410	0.1
58,110	National Grid PLC	632,781	0.2
4,987	Next PLC	317,166	0.1
19,138	Paragon Group of Cos PLC	104,237	0.0
185,861	Pearson PLC	2,209,678	0.6
13,458	Pennon Group PLC	134,796	0.0
46,534	Persimmon PLC	1,451,652	0.4
3,880	Prudential PLC	75,878	0.0
12,252	(1) Relx PLC (EUR Exchange)	270,775	0.1
651	Renishaw PLC	39,914	0.0
125,366	Rentokil Initial PLC	553,633	0.1
21,144	Rightmove PLC	130,932	0.0
76,967	Rio Tinto PLC	4,257,968	1.1
36,379	Rolls-Royce Holdings PLC	422,848	0.1
193,763	Royal Mail PLC	682,707	0.2
9,251	RPC Group PLC	96,324	0.0
10,221	Sage Group PLC/The	84,010	0.0
41,106	SSE PLC	631,922	0.2
141,001	Segro PLC	1,198,604	0.3
4,110	Severn Trent PLC	107,999	0.0
25,018	Smith & Nephew PLC	471,306	0.1
17,686	Smiths Group PLC	335,847	0.1
1,010	Spirax-Sarco Engineering PLC	84,941	0.0
17,376	SSP Group Plc	152,084	0.0
22,198	Tate & Lyle PLC	200,376	0.1
83,864	Taylor Wimpey PLC	181,838	0.1
306,609	Tesco PLC	897,578	0.2
4,357	Travis Perkins PLC	70,031	0.0
17,124	Unilever PLC	899,591	0.2
15,805	United Utilities Group PLC	172,860	0.1
353,229	Vodafone Group PLC	644,212	0.2
5,357	Whitbread PLC	343,250	0.1
319,147	WM Morrison Supermarkets PLC	981,425	0.3
15,678	WPP PLC	179,411	0.1
		48,479,353	12.6

	United States: 0.0%
18,600	(2) Samsonite International SA	55,317	0.0

	Total Common Stock (Cost $387,209,975)	385,677,217	100.1

PREFERRED STOCK: 0.1%
	Germany: 0.1%
1,553	Fuchs Petrolub AG	72,851	0.0
830	Henkel AG & Co. KGaA	80,787	0.0
2,448	Porsche AG	159,186	0.1

	Total Preferred Stock (Cost $351,541)	312,824	0.1

RIGHTS: 0.0%
	Spain: 0.0%
11,910	(1) ACS Actividades de Construccion y Servicios SA	6,537	0.0

	Total Rights (Cost $6,086)	6,537	0.0

	Total Long-Term Investments (Cost $387,567,602)	385,996,578	100.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateral(4): 0.2%
211,424	Citigroup, Inc., Repurchase Agreement dated 01/31/19, 2.57%, due 02/01/19 (Repurchase Amount $211,439, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $215,653, due 03/31/19-02/01/49)	211,424	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
44,451	Industrial & Commerical Bank of China Fin. Svcs LLC, Repurchase Agreement dated 01/31/19, 2.57%, due 02/01/19 (Repurchase Amount $44,454, collateralized by various U.S. Government Securities, 2.875%-8.750%, Market Value plus accrued interest $45,340, due 08/15/20-09/09/49)	$44,451	0.0
211,424	Jefferies LLC, Repurchase Agreement dated 01/31/19, 2.60%, due 02/01/19 (Repurchase Amount $211,439, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $215,653, due 02/06/19-07/15/36)	211,424	0.0
211,424	Mizuho Securities USA LLC, Repurchase Agreement dated 01/31/19, 2.57%, due 02/01/19 (Repurchase Amount $211,439, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-3.500%, Market Value plus accrued interest $215,653, due 04/18/19-02/01/48)	211,424	0.1
211,424	RBC Dominion Securities Inc., Repurchase Agreement dated 01/31/19, 2.57%, due 02/01/19 (Repurchase Amount $211,439, collateralized by various U.S. Government Agency Obligations, 1.250%-7.000%, Market Value plus accrued interest $215,653, due 05/30/19-12/15/48)	211,424	0.1
		890,147	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
570,282	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290%	570,282	0.2
2,371,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.310%	2,371,000	0.6
	Total Mutual Funds (Cost $2,941,282)	2,941,282	0.8

	Total Short-Term Investments (Cost $3,831,429)	3,831,429	1.0

	Total Investments in Securities (Cost $391,399,031)	$389,828,007	101.2
	Liabilities in Excess of Other Assets	(4,549,496)	(1.2)
	Net Assets	$385,278,511	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of January 31, 2019.

Sector Diversification	Percentage of Net Assets
Industrials	16.7%
Financials	14.0
Consumer Discretionary	10.3
Materials	9.5
Consumer Staples	9.0
Real Estate	8.1
Energy	7.5
Health Care	7.3
Information Technology	6.2
Communication Services	5.8
Utilities	5.8
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$756,524	$36,023,101	$–	$36,779,625
Austria	–	2,538,335	–	2,538,335
Belgium	–	3,202,293	–	3,202,293
Brazil	498,371	–	–	498,371
Canada	25,511,473	–	–	25,511,473
China	1,376,732	9,466,502	–	10,843,234
Denmark	–	7,549,835	–	7,549,835
Finland	–	5,543,626	–	5,543,626
France	201,848	24,449,703	–	24,651,551
Germany	139,212	19,534,418	–	19,673,630
Hong Kong	82,582	13,336,615	–	13,419,197
India	–	2,131,502	–	2,131,502
Ireland	71,475	951,673	–	1,023,148
Israel	–	1,739,110	–	1,739,110
Italy	–	6,932,350	–	6,932,350
Japan	–	77,710,728	–	77,710,728
Luxembourg	–	185,720	–	185,720
Macau	–	923,059	–	923,059
Mexico	571,588	–	–	571,588
Netherlands	–	15,609,364	–	15,609,364
New Zealand	–	2,094,825	–	2,094,825
Norway	–	7,047,100	–	7,047,100
Poland	–	758,070	–	758,070
Portugal	–	735,723	–	735,723
Russia	–	1,669,007	–	1,669,007
Singapore	–	3,993,765	–	3,993,765
South Africa	–	195,700	–	195,700
South Korea	–	10,088,445	–	10,088,445
Spain	–	12,432,349	–	12,432,349
Sweden	33,097	15,497,774	–	15,530,871
Switzerland	73,408	19,583,161	–	19,656,569
Taiwan	–	5,902,384	–	5,902,384
United Kingdom	–	48,479,353	–	48,479,353
United States	–	55,317	–	55,317
Total Common Stock	29,316,310	356,360,907	–	385,677,217
Preferred Stock	–	312,824	–	312,824
Rights	6,537	–	–	6,537
Short-Term Investments	2,941,282	890,147	–	3,831,429
Total Investments, at fair value	$32,264,129	$357,563,878	$–	$389,828,007
Other Financial Instruments+
Futures	7,037	–	–	7,037
Total Assets	$32,271,166	$357,563,878	$–	$389,835,044

(1)	For the period ended January 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2019, securities valued at $1,236,005 and $175,153 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

At January 31, 2019, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Mini Index	4	03/15/19	$365,620	$7,037
			$365,620	$7,037

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $393,457,376.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$23,662,871
Gross Unrealized Depreciation	(27,140,585)

Net Unrealized Depreciation	$(3,477,714)

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Australia: 5.8%
92,054		ALS Ltd.	$487,455	0.3
23,079		Altium Ltd.	421,731	0.3
421,186	(1)	Aurelia Metals Ltd.	251,761	0.2
476,030		Beach Energy Ltd.	626,202	0.4
28,907		BlueScope Steel Ltd.	264,104	0.2
98,296		Charter Hall Group	589,278	0.4
218,392		Cleanaway Waste Management Ltd.	287,464	0.2
4,643		Clinuvel Pharmaceuticals Ltd.	73,145	0.0
10,505		Codan Ltd./Australia	24,241	0.0
99,310		CSR Ltd.	211,387	0.1
31,294		Data#3 Ltd.	36,462	0.0
48,286		Downer EDI Ltd.	251,150	0.2
17,006		ERM Power Ltd.	18,770	0.0
106,711		Estia Health Ltd.	182,192	0.1
19,741		Evolution Mining Ltd.	57,629	0.0
130,852		Grange Resources Ltd.	21,047	0.0
156,949	(1)	Horizon Oil Ltd.	13,732	0.0
80,687		Iluka Resources Ltd.	512,974	0.3
69,521	(1)	Karoon Energy Ltd.	42,818	0.0
192,387	(1)	Mayne Pharma Group Ltd.	112,983	0.1
130,031		Metcash Ltd.	234,651	0.1
30,609		Monadelphous Group Ltd.	328,887	0.2
27,702		New Hope Corp., Ltd.	80,881	0.0
56,087		Northern Star Resources Ltd.	358,506	0.2
423,188		NRW Holdings Ltd.	591,513	0.4
68,937		Nufarm Ltd.	313,373	0.2
21,602	(1)	oOh!media Ltd.	56,380	0.0
152,815		oOh!media Ltd.	398,838	0.2
82,595		Orora Ltd.	190,325	0.1
5,843		Over the Wire Holdings Ltd.	19,835	0.0
85,339		OZ Minerals Ltd.	608,081	0.4
27,829		Pendal Group Ltd.	152,301	0.1
10,143		People Infrastructure Ltd.	14,425	0.0
9,209		Pro Medicus Ltd.	81,363	0.1
227,162	(1)	Ramelius Resources Ltd.	94,085	0.1
1,287		Regional Express Holdings Ltd.	1,450	0.0
13,972		Regis Resources Ltd.	52,877	0.0
14,381		Rhipe Ltd.	14,112	0.0
19,669		Seven Group Holdings Ltd.	226,836	0.1
47,329	(1)	Silver Lake Resources Ltd.	19,496	0.0
47,984	(2)	SpeedCast International Ltd.	101,685	0.1
74,838		St Barbara Ltd.	272,894	0.2
55,842		Star Entertainment Grp Ltd.	180,688	0.1
25,689	(1)	Telix Pharmaceuticals Ltd.	13,412	0.0
172,421		Whitehaven Coal Ltd.	623,912	0.4
			9,517,331	5.8

		Austria: 0.6%
4,395		ams AG	117,812	0.1
8,457	(1),(2)	Porr AG	193,404	0.1
2,114		Rhi Magnesita NV	118,327	0.1
3,182		Schoeller-Bleckmann Oilfield Equipment AG	247,475	0.1
14,518		Wienerberger AG	325,930	0.2
			1,002,948	0.6

		Belgium: 1.4%
151,931	(1)	AGFA-Gevaert NV	597,598	0.3
4,100		Cie d'Entreprises CFE	435,212	0.3
65,279		Euronav NV	511,117	0.3
2,654	(1)	Galapagos NV	273,082	0.2
873	(1)	Jensen-Group NV	34,973	0.0
2,861		Warehouses De Pauw SCA	417,851	0.3
			2,269,833	1.4

		Brazil: 0.1%
41,600	(1)	Biotoscana Investments SA	99,803	0.1
3,269		FII BTG Pactual Corporate Office Fund	91,647	0.0
			191,450	0.1

		Canada: 7.6%
11,300		Absolute Software Corp.	70,864	0.0
15,960		AGF Management Ltd.	65,956	0.0
62,443	(1)	Aimia, Inc.	172,984	0.1
11,518	(1)	Air Canada	260,085	0.2
7,245		Badger Daylighting Ltd.	192,766	0.1
3,100		Boardwalk Real Estate Investment Trust	94,679	0.1
4,100		Brookfield Real Estate Services, Inc.	47,710	0.0
13,657		BRP, Inc./CA	393,095	0.2
10,000		Canaccord Capital, Inc.	45,436	0.0
9,767	(1),(2)	Canada Goose Holdings, Inc.	502,610	0.3
8,150		Canadian Apartment Properties REIT	290,285	0.2
3,473	(1)	Canadian Solar, Inc.	74,913	0.1
16,391		Canadian Western Bank	367,003	0.2
16,987	(1)	Canfor Corp.	234,259	0.1
47,523		Canfor Pulp Products, Inc.	669,470	0.4
12,213		Capital Power Corp.	267,321	0.2
232,852	(1)	Capstone Mining Corp.	102,785	0.1
2,287		Cascades, Inc.	17,353	0.0
1,700		Cervus Equipment Corp.	17,130	0.0
9,093	(1)	Cipher Pharmaceuticals, Inc.	13,218	0.0
981		Cogeco Communications, Inc.	55,928	0.0
2,025		Cogeco, Inc.	103,874	0.1
16,700		Cott Corp.	252,797	0.2
16,300	(1)	CRH Medical Corp.	39,697	0.0
17,736	(1)	Detour Gold Corp.	177,637	0.1
1,380		Dream Office Real Estate Investment Trust	24,692	0.0
100		E-L Financial Corp. Ltd.	59,211	0.0
4,100		Empire Co. Ltd.	92,175	0.1
16,079		Enerflex Ltd.	212,437	0.1
10,000		Enghouse Systems Ltd.	273,679	0.2
61,922		Entertainment One Ltd.	320,525	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
11,000	(1)	Gran Colombia Gold Corp.	$30,389	0.0
91,634	(1)	Gran Tierra Energy, Inc.	215,495	0.1
11,900	(1)	Great Canadian Gaming Corp.	486,343	0.3
93,700	(1)	Guyana Goldfields, Inc.	122,656	0.1
33,857		High Arctic Energy Services, Inc.	97,658	0.1
9,300		iA Financial Corp., Inc.	345,472	0.2
6,500	(1)	IBI Group, Inc.	19,293	0.0
1,532		Information Services Corp.	18,480	0.0
36,200	(1)	Interfor Corp.	493,430	0.3
15,285		Kirkland Lake Gold Ltd.	491,721	0.3
300		Lassonde Industries, Inc.	46,920	0.0
11,100		Linamar Corp.	430,331	0.3
1,300		Magellan Aerospace Corp.	15,553	0.0
45,000		Martinrea International, Inc.	431,181	0.3
8,083		Medical Facilities Corp.	106,301	0.1
600		Morguard Corp.	83,428	0.1
7,136		Morguard North American Residential Real Estate Investment Trust	91,077	0.1
1,800		Neo Performance Materials, Inc.	23,247	0.0
7,947	(1)	Net 1 UEPS Technologies, Inc.	22,649	0.0
25,217		North American Construction Group Ltd.	263,265	0.2
27,422	(1)	Parex Resources, Inc.	411,137	0.3
1,100		Parkland Fuel Corp.	31,469	0.0
475	(1)	Points International Ltd.	5,123	0.0
1,900		Polaris Infrastructure, Inc.	15,964	0.0
23,600		Reitmans Canada Ltd.	65,199	0.0
9,354	(1)	Sierra Wireless	145,361	0.1
183		Stuart Olson, Inc.	756	0.0
15,900		Summit Industrial Income REIT	124,155	0.1
230,332	(1)	Tamarack Valley Energy Ltd.	378,642	0.2
137,466	(1)	Taseko Mines Ltd.	78,356	0.1
19,416	(1)	Teranga Gold Corp.	59,698	0.0
9,955		TFI International, Inc.	293,055	0.2
17,200		Torstar Corp.	10,080	0.0
49,076		TransGlobe Energy Corp.	88,828	0.1
29,852		Tricon Capital Group, Inc.	233,781	0.1
5,400		VersaBank	30,535	0.0
3,900		Wajax Corp.	56,692	0.0
17,388		West Fraser Timber Co., Ltd.	1,035,777	0.6
19,100		Western Forest Products, Inc.	29,218	0.0
2,076	(1),(2)	Zymeworks, Inc.	33,071	0.0
			12,474,360	7.6

		China: 2.2%
1,998	(1)	21Vianet Group, Inc. ADR	17,942	0.0
418,158		Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. - A Shares	361,503	0.2
115,624		Asia Cement China Holdings Corp.	83,793	0.1
155,000		China Sunshine Paper Holdings Co. Ltd.	27,596	0.0
10,276		China Yuchai International Ltd.	172,945	0.1
285,555	(1)	Datong Coal Industry Co. Ltd. - A Shares	178,632	0.1
34,200		Dutech Holdings Ltd.	6,097	0.0
819,100		Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. - A Shares	314,877	0.2
157,622		Golden Wheel Tiandi Holdings Co. Ltd.	15,115	0.0
1,104,659		Greenland Hong Kong Holdings Ltd.	322,730	0.2
163,700		Hangzhou Binjiang Real Estate Group Co. Ltd. - A Shares	90,449	0.1
54,000		Henan Jinma Energy Co. Ltd. - H Shares	29,089	0.0
138,600		Jiangsu Changshu Rural Commercial Bank Co. Ltd. - A Shares	135,024	0.1
46,800		Jiangxi Wannianqing Cement Co. Ltd. - A Shares	78,004	0.0
322,000		Microport Scientific Corp.	309,775	0.2
152,000		Nexteer Automotive Group Ltd.	230,122	0.1
438,600		Oriental Energy Co. Ltd. - A Shares	523,133	0.3
260,010		Poly Property Group Co. Ltd.	92,182	0.1
88,000	(1),(3)	RREEF China Commercial Trust	–	–
58,100		Shenzhen Centralcon Investment Holding Co. Ltd. - A Shares	96,407	0.1
156,570		Sinotruk Hong Kong Ltd.	289,996	0.2
194,000	(1)	SPT Energy Group, Inc.	12,181	0.0
116,000		Ten Pao Group Holdings Ltd.	9,018	0.0
262,000		Towngas China Co. Ltd.	208,799	0.1
38,932	(3)	Xingfa Aluminium Holdings Ltd.	26,989	0.0
319,000		Xiwang Special Steel Co. Ltd. - H Shares	57,119	0.0
			3,689,517	2.2

		Denmark: 0.8%
49,826		Columbus A/S	101,050	0.1
5,476	(1)	Dfds A/S	258,527	0.2
9,797		GN Store Nord A/S	422,314	0.2
4,469		Matas A/S	50,703	0.0
5		Parken Sport & Entertainment A/S	72	0.0
612		Per Aarsleff Holding A/S	20,174	0.0
6,109	(1)	Royal Unibrew A/S	460,089	0.3
83	(1)	Sparekassen Sjaelland-Fyn AS	1,061	0.0
			1,313,990	0.8

		Finland: 1.1%
3,392		Atria PLC	32,119	0.0
14,148		Cramo PLC	270,112	0.2
10,455	(1)	DNA OYJ	220,270	0.1
10,269		Finnair Oyj	86,137	0.1
8,882		Metso Oyj	261,293	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Finland: (continued)
25,201		Metsa Board Oyj	$183,443	0.1
35,690	(1)	Outotec Oyj	146,515	0.1
2,389		Ponsse Oyj	75,037	0.0
1,154	(1)	Talenom Oyj	29,826	0.0
5,455		Tieto OYJ	156,459	0.1
1,388		Vaisala OYJ	29,152	0.0
14,650		Valmet OYJ	330,074	0.2
			1,820,437	1.1

		France: 6.0%
4,392		Alstom SA	176,688	0.1
4,097		Alten Ltd.	392,630	0.2
896	(1)	ARGAN SA	50,765	0.1
5,346		Arkema SA	506,519	0.3
2,475	(1),(2)	AST Groupe SA	15,241	0.0
731	(1)	Baikowski SAS	12,249	0.0
5,327	(1)	Beneteau SA	75,496	0.1
1,451		Boiron SA	80,157	0.1
435		Savencia SA	28,878	0.0
678	(1)	Cegedim SA	19,295	0.0
2,308		Cie des Alpes	64,194	0.1
228	(1)	Devoteam SA	26,681	0.0
5,100		Eiffage SA	477,798	0.3
26,624		Elis SA	430,676	0.3
1,998		Eramet SLN	139,217	0.1
4,731		Faurecia SA	206,978	0.1
1,559		Groupe Crit	92,170	0.1
125	(1)	Groupe Partouche SA	2,947	0.0
4,119	(1)	ID Logistics Group	692,103	0.4
4,464		Imerys SA	235,199	0.1
762	(1)	Infotel SA	34,093	0.0
17,272	(1)	Innate Pharma SA	132,801	0.1
1,527	(1)	Kaufman & Broad SA	61,617	0.0
6,060		Korian SA	215,549	0.1
135	(1)	LDC SA	18,396	0.0
1,992		Lectra	46,399	0.0
27,007	(1),(4)	Maisons du Monde SA	695,948	0.4
271	(1)	Manutan International	19,207	0.0
5,112		AKWEL	92,076	0.1
6,747		Nexity SA	315,116	0.2
731		PSB Industries SA	26,837	0.0
7,260		Rubis SCA	433,357	0.3
5,070	(1)	SCOR SE	213,344	0.1
1,171		SEB SA	179,560	0.1
78		Societe Marseillaise du Tunnel Prado-Carenage SA	1,666	0.0
22,601		Television Francaise 1	183,153	0.1
7,424	(1)	SOITEC	570,146	0.4
1,286		Synergie SA	39,743	0.0
4,460		Teleperformance	767,569	0.5
7,893	(1),(2)	Tikehau Capital SCA	180,725	0.1
15,243	(1)	UbiSoft Entertainment	1,352,760	0.8
284		Vetoquinol SA	16,783	0.0
2,184	(1)	Virbac SA	307,475	0.2
229		Voyageurs du Monde	31,060	0.0
3,616	(1),(4)	Worldline SA/France	193,894	0.1
			9,855,155	6.0

		Germany: 3.7%
4,428		Aareal Bank AG	143,186	0.1
17,364		Alstria Office REIT-AG	261,328	0.2
7,260		Amadeus Fire AG	724,905	0.4
3,477		Bechtle AG	276,665	0.2
1		Blue Cap AG	17	0.0
8,047		Borussia Dortmund GmbH & Co. KGaA	82,790	0.1
5,458		Carl Zeiss Meditec AG	495,379	0.3
1,041		CENTROTEC Sustainable AG	13,832	0.0
5,388		Cewe Stiftung & Co. KGAA	474,483	0.3
3,580		comdirect bank AG	41,141	0.0
28,617		Deutz AG	203,764	0.1
5,684	(1)	Dialog Semiconductor PLC	166,180	0.1
4,015		Duerr AG	164,446	0.1
260		Eckert & Ziegler AG	28,436	0.0
3,487		Elmos Semiconductor AG	95,360	0.1
9,593		Francotyp-Postalia Holding AG	39,153	0.0
2,187		Fraport AG Frankfurt Airport Services Worldwide	172,847	0.1
2,621		Gerresheimer AG	177,496	0.1
2,993		Hugo Boss AG	214,598	0.1
7,547		IVU Traffic Technologies AG	49,756	0.0
3,131		Koenig & Bauer AG	148,621	0.1
564		Nexus AG	17,123	0.0
1,578		PSI Software AG	28,844	0.0
2,502		Rheinmetall AG	259,883	0.2
33,818		SAF-Holland SA	422,881	0.3
4,809	(4)	Scout24 AG	226,088	0.1
1,624		Siltronic AG	161,343	0.1
5,695	(2)	Stratec SE	390,457	0.3
22,027		TAG Immobilien AG	556,705	0.3
			6,037,707	3.7

		Greece: 0.0%
4,550		Athens Water Supply & Sewage Co. SA	27,862	0.0
942		Motor Oil Hellas Corinth Refineries SA	23,498	0.0
			51,360	0.0

		Hong Kong: 2.1%
2,000		Allied Group Ltd.	11,724	0.0
236,000		Allied Properties HK Ltd.	53,624	0.0
190,000		Build King Holdings Ltd.	24,707	0.0
371,778		Cathay Pacific Airways Ltd.	572,329	0.4
92,000		Champion REIT	69,940	0.1
1,304,000	(1)	Chigo Holding Ltd.	14,902	0.0
2,802,920	(1)	China Billion Resources Ltd.	7,858	0.0
284,000	(1)	China Energy Development Holdings Ltd.	3,574	0.0
87,913	(1)	S&C Engine Group Ltd.	43,633	0.0
226,000		China Merchants Land Ltd.	37,302	0.0
198,000		Computime Group Ltd.	22,054	0.0
68,000		Convenience Retail Asia Ltd.	30,653	0.0
38,751		Dream International Ltd.	21,653	0.0
90,000		EcoGreen International Group Ltd.	17,784	0.0
162,000		Emperor International Holdings Ltd.	43,542	0.0
814,000		Fountain SET Hldgs	127,492	0.1
566,000		Get Nice Holdings Ltd.	20,955	0.0
102,000		Guangnan Holdings Ltd.	12,092	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
120,944		Hanison Construction Holdings Ltd.	$22,212	0.0
10,000		Hong Kong Ferry Holdings Co. Ltd.	10,765	0.0
238,000		Hop Fung Group Holdings Ltd.	14,906	0.0
90,000		Hung Hing Printing Group Ltd.	13,701	0.0
501,815		K Wah International Holdings Ltd.	276,778	0.2
53,200		Lai Fung Holdings Ltd.	69,422	0.1
6,000		Liu Chong Hing Investment Ltd.	9,240	0.0
35,701		Lung Kee Bermuda Holdings	15,514	0.0
118,000		Ming Fai International Holdings Ltd.	15,639	0.0
23,000	(1)	Rich Goldman Holdings Ltd.	748	0.0
105,628		Overseas Chinese Town Asia Holdings Ltd.	34,021	0.0
278,000	(1),(3)	Pacific Andes International Holdings Ltd.	–	–
120,000		PAX Global Technology Ltd.	52,627	0.0
138,000		PC Partner Group Ltd.	55,094	0.1
80,000		Perfect Shape Medical Ltd.	20,739	0.0
62,000		Pico Far East Holdings Ltd.	23,071	0.0
10,000		Public Financial Holdings Ltd.	4,135	0.0
433,363		Road King Infrastructure	788,206	0.5
406,000		Shanghai Industrial Urban Development Group Ltd.	68,683	0.1
120,000		SHK Hong Kong Industries Ltd.	2,951	0.0
15,500		Soundwill Holdings Ltd.	22,232	0.0
206,000		Sun Hung Kai & Co. Ltd.	97,556	0.1
32,000		Sunlight Real Estate Investment Trust	22,280	0.0
375,000		Tang Palace China Holdings Ltd.	57,143	0.1
189,000		Tao Heung Holdings Ltd.	32,274	0.0
109,832		Tomson Group Ltd.	33,512	0.0
92,000		TPV Technology Ltd.	12,790	0.0
552,000		Value Partners Group Ltd.	410,227	0.3
33,220		Valuetronics Holdings Ltd.	17,464	0.0
212,000		Vedan International Holdings Ltd.	21,343	0.0
40,000		Wai Kee Holdings Ltd.	21,865	0.0
104,000		Water Oasis Group Ltd.	13,305	0.0
			3,396,261	2.1

		India: 0.2%
25,620	(1),(3)	Geodesic Ltd.	–	–
6,063		Hinduja Global Solutions Ltd.	53,875	0.0
1,527		Oracle Financial Services Software Ltd.	81,733	0.0
13,145		Persistent Systems Ltd.	111,545	0.1
748		Sharda Motor Industries Ltd.	13,525	0.0
21,379	(1),(3)	Varun Industries Ltd.	–	–
27,065		West Coast Paper Mills Ltd.	104,283	0.1
1,184	(1)	WNS Holdings Ltd. ADR	57,768	0.0
			422,729	0.2

		Indonesia: 0.0%
301,000	(1)	Gajah Tunggal Tbk PT	17,279	0.0
80,696		Mitrabara Adiperdana Tbk PT	17,294	0.0
4,480		Sunway Construction Group Bhd	1,710	0.0
1,905,900		Wijaya Karya Bangunan Gedung Tbk PT	40,486	0.0
			76,769	0.0

		Ireland: 0.6%
8,724	(1)	Avadel Pharmaceuticals PLC ADR	24,253	0.0
177,835	(1)	Cairn Homes PLC	264,614	0.2
34,994		Dalata Hotel Group PLC	224,900	0.1
23,507		Grafton Group PLC	226,959	0.1
34,431		UDG Healthcare PLC	262,120	0.2
			1,002,846	0.6

		Israel: 2.1%
460,641		Bezeq Israeli Telecommunication Corp., Ltd.	369,468	0.2
4,504		Camtek Ltd./Israel	32,204	0.0
58,765	(1)	Ceragon Networks Ltd.	260,329	0.2
3,559	(1)	CyberArk Software Ltd.	312,338	0.2
3,002		Danel Adir Yeoshua Ltd.	154,748	0.1
2,023		FIBI Holdings Ltd.	56,547	0.0
3,108		First International Bank Of Israel Ltd.	73,590	0.1
3,561		Fox Wizel Ltd.	86,165	0.1
127	(2)	Globrands Ltd.	13,272	0.0
724		Israel Corp., Ltd.	208,900	0.1
144,342		Israel Discount Bank Ltd.	510,515	0.3
1,150		Ituran Location and Control Ltd.	37,893	0.0
3,794	(1)	Kamada Ltd.	20,014	0.0
3,790	(1)	Kerur Holdings Ltd.	95,971	0.1
10,351		Mendelson Infrastructures & Industries Ltd.	23,494	0.0
25,716		Mizrahi Tefahot Bank Ltd.	478,390	0.3
9,381		Naphtha Israel Petroleum Corp. Ltd.	63,752	0.0
231,769		Oil Refineries Ltd.	112,900	0.1
985		Paz Oil Co. Ltd.	147,333	0.1
2,548	(1)	Radware Ltd.	61,687	0.0
1,636		Sapiens International Corp. NV	19,959	0.0
20,487	(1)	Tower Semiconductor Ltd.	305,051	0.2
1,463		Victory Supermarket Chain Ltd.	20,755	0.0
			3,465,275	2.1

		Italy: 5.4%
188,795		A2A SpA	344,480	0.2
28,722	(1)	Amplifon S.p.A.	514,566	0.3
73,326	(4)	Anima Holding SpA	301,670	0.2
18,469	(1)	Arnoldo Mondadori Editore SpA	35,693	0.0
9,304		Ascopiave SpA	34,291	0.0
81,962		Autogrill S.p.A.	737,258	0.5

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
22,817		ASTM SpA	$547,471	0.3
18,941		Azimut Holding S.p.A.	240,252	0.2
32,745		Banca Finnat Euramerica S.p.A.	12,945	0.0
7,057	(1)	Biesse S.p.A.	164,690	0.1
14,400		Brembo SpA	164,490	0.1
11,248	(1)	Brunello Cucinelli SpA	406,761	0.3
15,414		Buzzi Unicem SpA	294,469	0.2
42,357		Cerved Group SpA	372,805	0.2
13,658		Cofide SpA	7,738	0.0
13,424		Danieli & Co. Officine Meccaniche S.p.A.	276,571	0.2
9,687		DiaSorin SpA	887,070	0.5
1,676	(1)	El.En. SpA	30,702	0.0
26,705	(1)	Elica SpA	44,921	0.0
15,292		Emak SpA	22,921	0.0
15,810		ERG S.p.A.	309,754	0.2
34,512	(1),(4)	Gima TT SpA	278,096	0.2
123,498		Hera SpA	417,366	0.3
49,439	(1),(4)	Infrastrutture Wireless Italiane SpA	393,574	0.2
19,890		Interpump Group SpA	640,799	0.4
3,300		Italian Wine Brands SpA	42,305	0.0
59,707	(1),(2),(4)	OVS SpA	91,101	0.1
103,261	(1)	Reno de Medici SpA	86,816	0.1
33,863		Salvatore Ferragamo Italia SpA	679,144	0.4
22,774		Saras S.p.A.	48,525	0.0
7,403		Servizi Italia SpA	30,093	0.0
1,913		Societa Iniziative Autostradali e Servizi S.p.A.	29,443	0.0
16,720	(1),(4)	Technogym SpA	193,869	0.1
4,081	(2)	Tod's S.p.A.	189,940	0.1
			8,872,589	5.4

		Japan: 24.8%
800		Achilles Corp.	14,620	0.0
1,000		Oriental Consultants Holdings Co. Ltd.	16,851	0.0
7,800		Advantest Corp.	178,515	0.1
1,000		Aichi Bank Ltd.	32,607	0.0
700		Aichi Tokei Denki Co., Ltd.	24,356	0.0
62,100	(1)	Aiful Corp.	158,889	0.1
1,100		Alpha Systems, Inc.	25,740	0.0
1,900		Arakawa Chemical Industries Ltd.	23,164	0.0
500		Arata Corp.	20,038	0.0
3,500		Artnature, Inc.	19,772	0.0
18,019		Asahi Intecc Co. Ltd.	784,225	0.5
1,400		ASKA Pharmaceutical Co., Ltd.	14,467	0.0
3,000		Avant Corp.	38,144	0.0
700		Axyz Co. Ltd.	14,128	0.0
6,000		Bando Chemical Industries Ltd.	60,037	0.0
1,700		Bank of Kochi Ltd.	11,852	0.0
800		Bank of Saga Ltd.	12,715	0.0
19,000		BIC Camera, Inc.	223,407	0.1
1,600		BML, Inc.	44,145	0.0
1,200		Business Brain Showa-Ota, Inc.	21,881	0.0
2,200		Chilled & Frozen Logistics Holdings Co. Ltd.	23,330	0.0
1,300		Chori Co., Ltd.	18,947	0.0
9,000		Chubu Shiryo Co., Ltd.	91,508	0.1
600		Chuo Spring Co., Ltd.	15,989	0.0
1,700		CMC Corp.	27,564	0.0
6,800		Computer Engineering & Consulting Ltd.	120,656	0.1
1,400		Contec Co. Ltd.	18,987	0.0
2,500		Corona Corp.	23,336	0.0
5,400		CTI Engineering Co., Ltd.	66,825	0.1
1,400		Dai Nippon Toryo Co., Ltd.	13,086	0.0
4,600		Daifuku Co., Ltd.	231,178	0.2
2,700		Daihatsu Diesel Manufacturing Co., Ltd.	16,408	0.0
52,100		Daikyonishikawa Corp.	539,265	0.3
2,700		Dainichi Co., Ltd.	17,367	0.0
7,200		Daiwa Industries Ltd.	72,380	0.1
6,900		Denka Co., Ltd.	221,961	0.1
800		Densan Co. Ltd.	15,333	0.0
800		Disco Corp.	118,764	0.1
61,700		DMG Mori Co. Ltd.	839,895	0.5
1,000		DMS, Inc.	15,052	0.0
14,091		DTS Corp.	498,742	0.3
100		Duskin Co., Ltd.	2,407	0.0
1,600		Dvx, Inc.	16,074	0.0
2,300		Eco's Co., Ltd.	34,330	0.0
1,500		Elematec Corp.	24,728	0.0
6,200		en-japan, Inc.	233,186	0.2
21,800		EPS Holdings, Inc.	331,092	0.2
4,500		Excel Co., Ltd.	79,310	0.1
43,700		Ferrotec Holdings Corp.	392,727	0.2
146,200		FIDEA Holdings Co., Ltd.	179,927	0.1
11,700		FJ Next Co. Ltd.	98,741	0.1
2,200		Fuji Furukawa Engineering & Construction Co. Ltd.	36,706	0.0
7,900		Fuji Oil Holdings, Inc.	249,259	0.2
1,600		Fuji Pharma Co. Ltd.	26,227	0.0
10,027		Fuji Soft, Inc.	408,149	0.3
7,900		Fujikura Kasei Co., Ltd.	40,789	0.0
12,500		Fujitsu Frontech Ltd.	114,888	0.1
2,200		FuKoKu Co. Ltd.	17,648	0.0
300		Fukuda Denshi Co., Ltd.	20,261	0.0
4,400		Furusato Industries Ltd.	62,389	0.0
700		Fuso Pharmaceutical Industries Ltd.	16,144	0.0
9,200		Future Corp.	127,768	0.1
8,400		G-7 Holdings, Inc.	163,481	0.1
600		Gakken Holdings Co., Ltd.	22,476	0.0
700		Genki Sushi Co., Ltd.	26,419	0.0
7,400		Grandy House Corp.	27,698	0.0
32,500		Gunma Bank Ltd.	143,248	0.1
19,900		H2O Retailing Corp.	280,067	0.2
3,100		Hakudo Co., Ltd.	46,410	0.0
3,800		Harima Chemicals Group, Inc.	34,466	0.0
1,800		Haruyama Trading Co., Ltd.	13,813	0.0
1,100		Hashimoto Sogyo Holdings Co. Ltd.	13,744	0.0
31,700		Hazama Ando Corp.	209,961	0.1
20,800		Hitachi Metals Ltd.	234,000	0.2
6,000		Hokko Chemical Industry Co. Ltd.	28,196	0.0
3,800		Hokugin Financial Group, Inc.	43,562	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
2,400		Honshu Chemical Industry Co. Ltd.	$26,548	0.0
4,100		Horiba Ltd.	201,820	0.1
1,000		Hosokawa Micron Corp.	40,833	0.0
1,700		Housecom Corp.	18,669	0.0
116,000		Ichigo, Inc.	401,130	0.3
22,600		IHI Corp.	715,779	0.4
9,800		IJT Technology Holdings Co. Ltd.	59,288	0.0
21,300		Infocom Corp.	721,173	0.4
1,100		Information Development Co. Ltd.	14,502	0.0
2,100		Internet Initiative Japan, Inc.	49,492	0.0
1,200		I-O Data Device, Inc.	12,905	0.0
2,800	(1)	Ishihara Sangyo Kaisha Ltd.	28,554	0.0
48,300		Itoham Yonekyu Holdings, Inc.	307,285	0.2
20,200		Iwaki & Co., Ltd.	75,366	0.1
16,600		Jamco Corp.	388,826	0.2
366		Japan Hotel REIT Investment Corp.	280,764	0.2
6,500		Japan Medical Dynamic Marketing, Inc.	67,867	0.1
900		Japan System Techniques Co. Ltd.	11,796	0.0
7,100		JBCC Holdings, Inc.	94,158	0.1
3,500		JCR Pharmaceuticals Co. Ltd.	182,152	0.1
900		Jeol Ltd.	16,339	0.0
1,000		JFE Systems, Inc.	25,003	0.0
16,700		JGC Corp.	256,221	0.2
1,499		Kakiyasu Honten Co. Ltd.	32,680	0.0
700		Kamei Corp.	7,451	0.0
7,400		Kanamoto Co., Ltd.	205,607	0.1
62,100		Kanematsu Corp.	747,648	0.5
24,100	(2)	Kanto Denka Kogyo Co., Ltd.	200,717	0.1
1,200		Kawasumi Laboratories, Inc.	7,436	0.0
4,700		Keihanshin Building Co. Ltd.	38,481	0.0
22,300		Keihin Corp.	399,203	0.3
42		Kenedix Office Investment Corp.	288,453	0.2
45,700		Kenedix, Inc.	240,628	0.2
13,500		KH Neochem Co. Ltd.	317,674	0.2
2,100		Kimura Unity Co., Ltd.	21,511	0.0
5,700		King Co. Ltd.	26,357	0.0
1,200	(1)	KNT-CT Holdings Co., Ltd.	13,575	0.0
2,400		Kita-Nippon Bank Ltd.	45,790	0.0
100		Kitano Construction Corp.	2,918	0.0
1,900		Koatsu Gas Kogyo Co., Ltd.	12,884	0.0
2,800		Kohsoku Corp.	25,946	0.0
4,500	(1)	Kojima Co., Ltd.	23,873	0.0
1,200		Komaihal Tec, Inc.	20,526	0.0
1,800		KSK Co. Ltd./Inagi	27,733	0.0
6,000		Kumagai Gumi Co., Ltd.	188,204	0.1
1,400		Kurabo Industries Ltd.	30,190	0.0
2,000		Kyodo Printing Co., Ltd.	42,708	0.0
9,900		Kyorin Co., Ltd.	210,216	0.1
4,800		Kyoritsu Maintenance Co., Ltd.	219,240	0.1
14,900		Kyowa Exeo Corp.	366,216	0.2
5,900		Kyowa Leather Cloth Co., Ltd.	40,803	0.0
13,282		Kyudenko Corp.	477,502	0.3
6,300		Lasertec Corp.	207,673	0.1
1,800		Legs Co. Ltd.	15,482	0.0
4,900	(1)	M&A Capital Partners Co. Ltd.	226,761	0.1
21,200		Maeda Corp.	209,436	0.1
4,300		Makino Milling Machine Co., Ltd.	176,046	0.1
1,000		Maruhachi Holdings Co. Ltd.	7,600	0.0
14,500		Maruzen CHI Holdings Co. Ltd.	42,357	0.0
8,100		Matsumotokiyoshi Holdings Co., Ltd.	250,227	0.2
44,300		Mebuki Financial Group, Inc.	124,209	0.1
5,900		Meiwa Corp.	22,937	0.0
1,400		Minori Solutions Co., Ltd.	20,776	0.0
16,100		Mirait Holdings Corp.	232,690	0.2
39,500		Mito Securities Co., Ltd.	97,912	0.1
1,100		Mitsubishi Research Institute, Inc.	32,211	0.0
13,100		Miura Co., Ltd.	326,793	0.2
800		Morishita Jintan Co. Ltd.	15,671	0.0
900		Mory Industries, Inc.	19,447	0.0
1,900		Mutoh Holdings Co., Ltd.	31,677	0.0
1,300		Nadex Co., Ltd.	11,289	0.0
700		Nafco Co., Ltd.	10,819	0.0
1,500		Nagano Bank Ltd.	21,622	0.0
12,900		Nakano Corp.	58,322	0.0
2,200		Narasaki Sangyo Co. Ltd.	34,636	0.0
24,400		Net One systems Co., Ltd.	511,380	0.3
1,500		Nicca Chemical Co. Ltd.	12,586	0.0
10,073		Nichireki Co., Ltd.	89,213	0.1
4,940		Nichirin Co. Ltd.	86,995	0.1
4,000		Nihon Kohden Corp.	126,024	0.1
4,000		Nihon Unisys Ltd.	95,616	0.1
59		Nippon Accommodations Fund, Inc.	313,666	0.2
400		Nippon Chemiphar Co., Ltd.	11,974	0.0
18,800		Nippon Filcon Co., Ltd./Tokyo	88,197	0.1
900		Nippon Seisen Co., Ltd.	26,685	0.0
14,013		Nippon Shinyaku Co., Ltd.	890,533	0.6
41,800		Nippon Suisan Kaisha Ltd.	258,190	0.2
2,100		Nippon Systemware Co., Ltd.	34,716	0.0
23,700		Nippon Yusen KK	396,787	0.3
142,000		Niraku GC Holdings, Inc.	10,496	0.0
4,900		Nishi-Nippon Financial Holdings, Inc.	44,195	0.0
58,700		Nissan Tokyo Sales Holdings Co., Ltd.	163,441	0.1
13,000		Nisshin Fudosan Co.	52,277	0.0
9,000		Nittetsu Mining Co., Ltd.	371,977	0.2
3,400		NJS Co. Ltd.	45,844	0.0
73,400		North Pacific Bank Ltd.	196,423	0.1
2,000		Nozawa Corp.	16,972	0.0
2,200		NuFlare Technology, Inc.	105,845	0.1
6,000		Oenon Holdings, Inc.	19,295	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
2,400		Ohba Co. Ltd.	$13,504	0.0
793		Ohki Healthcare Holdings Co. Ltd.	9,097	0.0
300		Ohsho Food Service Corp.	20,127	0.0
2,200		Oita Bank Ltd.	67,377	0.1
3,900		Okuma Corp.	201,712	0.1
1,600		Okura Industrial Co., Ltd.	26,016	0.0
2,700		Okuwa Co., Ltd.	25,323	0.0
4,600		Open House Co. Ltd.	192,610	0.1
1,000		Origin Electric Co. Ltd.	15,764	0.0
8,300		Paltac Corp.	399,992	0.3
16,000		Parker Corp.	66,644	0.0
2,600		Pasona Group, Inc.	32,950	0.0
2,300		PCA Corp.	42,343	0.0
40,300		Penta-Ocean Construction Co., Ltd.	236,581	0.2
24,000		Persol Holdings Co. Ltd	427,339	0.3
1,000		Pickles Corp.	18,062	0.0
32,800		Poletowin Pitcrew Holdings, Inc.	262,540	0.2
25,200		Rengo Co., Ltd.	220,595	0.1
600		Resort Solution Co., Ltd.	21,932	0.0
900		Rhythm Watch Co. Ltd.	14,071	0.0
12,700		Rohto Pharmaceutical Co., Ltd.	342,430	0.2
20,400		Round One Corp.	232,105	0.2
7,700		Ryobi Ltd.	198,138	0.1
1,000		Saison Information Systems Co. Ltd.	12,887	0.0
1,100		Sakai Heavy Industries Ltd.	23,744	0.0
700		San Holdings, Inc.	15,213	0.0
1,100		San ju San Financial Group, Inc.	16,426	0.0
16,282		San-Ai Oil Co., Ltd.	143,046	0.1
31,600		San-In Godo Bank Ltd.	229,330	0.1
3,200		Sanko Metal Industrial Co. Ltd.	85,026	0.1
1,800		Sankyo Frontier Co. Ltd.	62,841	0.0
4,800		Sankyu, Inc.	233,978	0.2
50,200		Sanwa Holdings Corp.	576,824	0.4
2,100		Sanyo Engineering & Construction, Inc.	12,806	0.0
3,300		Saxa Holdings, Inc.	52,693	0.0
26,000		Scroll Corp.	101,566	0.1
18,000		SCSK Corp.	728,361	0.5
21,700	(1)	Seikitokyu Kogyo Co., Ltd.	122,093	0.1
19,300		Seino Holdings Co. Ltd	266,819	0.2
500		Senshu Electric Co. Ltd	11,599	0.0
1,800		Shibaura Mechatronics Corp.	57,638	0.0
11,400		Shiga Bank Ltd.	265,353	0.2
1,900		Shikoku Bank Ltd.	18,333	0.0
1,800		Shimojima Co., Ltd.	17,602	0.0
900		Shindengen Electric Manufacturing Co., Ltd.	35,743	0.0
21,600		Shinsho Corp.	491,917	0.3
6,700		Ship Healthcare Holdings, Inc.	253,405	0.2
3,100		Shofu, Inc.	30,907	0.0
6,400		Showa Corp.	82,522	0.1
1,700		SK-Electronics Co., Ltd.	27,864	0.0
9,500		Softcreate Holdings Corp.	115,817	0.1
6,100		Soken Chemical & Engineering Co. Ltd.	105,255	0.1
1,100		SPK Corp.	23,226	0.0
9,600		ZOZO, Inc.	194,252	0.1
8,800		Starts Corp., Inc.	197,496	0.1
4,500		Sumitomo Bakelite Co., Ltd.	167,786	0.1
19,000		Sumitomo Forestry Co., Ltd.	247,818	0.2
5,300		Sushiro Global Holdings Ltd.	310,382	0.2
2,000		Suzuken Co., Ltd.	105,011	0.1
5,600		System Integrator Corp.	38,483	0.0
27,200		Systena Corp.	300,779	0.2
4,200		Tachikawa Corp.	37,474	0.0
3,800		Taiko Bank Ltd.	58,204	0.0
1,300		Taiyo Kagaku Co. Ltd.	19,423	0.0
15,100		Taiyo Yuden Co., Ltd.	266,090	0.2
1,500		Takano Co., Ltd.	11,195	0.0
13,700		Takasago Thermal Engineering Co., Ltd.	216,054	0.1
1,800		Takebishi Corp	23,096	0.0
1,200		Tanabe Management Consulting Co. Ltd.	13,943	0.0
2,000		TDC Software Engineering, Inc.	14,682	0.0
800		Techno Medica Co. Ltd.	14,858	0.0
10,200		TechnoPro Holdings, Inc.	536,016	0.3
4,400		Tigers Polymer Corp.	23,343	0.0
10,400		TIS, Inc.	468,151	0.3
15,200		TOA Road Corp.	421,554	0.3
46,000		Tochigi Bank Ltd.	100,939	0.1
29,500		Toda Corp.	188,648	0.1
800		Toei Animation Co. Ltd.	34,654	0.0
3,100		Togami Electric Manufacturing Co. Ltd.	38,289	0.0
21,400		Tokai Carbon Co., Ltd.	293,784	0.2
3,890		Tokyo Ohka Kogyo Co., Ltd.	109,381	0.1
18,900		Tokyo Sangyo Co. Ltd.	91,142	0.1
72,500		Tokyo Steel Manufacturing Co., Ltd.	612,167	0.4
10,500		Tokyo Tekko Co., Ltd.	115,482	0.1
6,121		Tokyo Kiraboshi Financial Group, Inc.	86,438	0.1
2,000		Tomoku Co., Ltd.	29,403	0.0
8,200		Tomy Co., Ltd.	86,849	0.1
3,400		Tonami Holdings Co., Ltd.	177,577	0.1
1,500		Toshiba Tec Corp.	36,016	0.0
2,600		Towa Bank Ltd.	17,076	0.0
1,100		Towa Pharmaceutical Co., Ltd.	77,298	0.1
1,000		Toyo Business Engineering Corp.	17,420	0.0
40,900		Toyo Tire Corp.	574,953	0.4
3,600		Tsubakimoto Kogyo Co., Ltd.	107,654	0.1
5,200		Uchida Yoko Co., Ltd.	108,607	0.1
2,400		UNIRITA, Inc.	37,373	0.0
8,100	(1)	UT Group Co. Ltd.	159,053	0.1
13,200		Utoc Corp.	61,875	0.0
7,100		Valor Holdings Co., Ltd.	172,429	0.1
3,700		ValueCommerce Co. Ltd.	57,730	0.0
11,500		Warabeya Nichiyo Co., Ltd.	193,295	0.1
10,304		Watabe Wedding Corp.	68,156	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
3,300		West Holdings Corp.	$34,526	0.0
1,000		Wood One Co., Ltd.	9,213	0.0
15,700		YA-MAN Ltd.	193,643	0.1
8,000		Yamato Kogyo Co., Ltd.	208,914	0.1
2,100		Yamaya Corp.	41,717	0.0
13,400		Yamazen Corp.	134,718	0.1
2,500		Yashima Denki Co., Ltd.	18,577	0.0
17,400		Yokogawa Bridge Holdings Corp.	317,430	0.2
36,200		Yuasa Trading Co., Ltd.	1,060,190	0.7
2,100		Yushiro Chemical Industry Co., Ltd.	22,661	0.0
1,100		Yutaka Giken Co., Ltd.	20,132	0.0
2,200		Zaoh Co. Ltd.	25,542	0.0
26,400		Zenkoku Hosho Co. Ltd.	925,671	0.6
2,100		Zenrin Co., Ltd.	53,265	0.0
			40,705,040	24.8

		Liechtenstein: 0.1%
473		Liechtensteinische Landesbank AG	30,964	0.0
554	(1)	VP Bank AG	77,213	0.1
			108,177	0.1

		Luxembourg: 0.2%
3,944		Stabilus SA	246,365	0.2
959		Ternium SA ADR	29,173	0.0
			275,538	0.2

		Malaysia: 0.3%
57,500		AFFIN Bank Bhd	31,138	0.0
3,800		Batu Kawan Bhd	15,772	0.0
57,300	(1)	Country Heights Holdings BHD	20,984	0.0
67,600		Deleum Bhd	18,082	0.0
66,800		Hengyuan Refining Co. Bhd	78,716	0.1
128,700		I-Bhd	13,053	0.0
247,200	(1)	KSL Holdings BHD	52,056	0.0
69,850		Kumpulan Fima BHD	27,285	0.1
26,200		Lii Hen Industries BHD	17,997	0.0
20,200		Lingkaran Trans Kota Holdings Bhd	21,995	0.0
192,523	(1)	Lion Industries Corp. Bhd	24,633	0.0
1,396		Malaysian Pacific Industries Bhd	3,405	0.0
210,000		Media Chinese International Ltd.	10,838	0.0
42,000	(1)	MNRB Holdings Bhd	11,817	0.0
1,100		Oriental Holdings BHD	1,731	0.0
85,918		Tropicana Corp. Bhd	18,249	0.0
122,100		Uchi Technologies Bhd	76,745	0.1
60,501	(1)	Wah Seong Corp. Bhd	11,183	0.0
53,000		WTK Holdings Bhd	6,211	0.0
			461,890	0.3

		Mexico: 0.0%
144,759	(1)	Grupo Famsa SAB de CV	64,422	0.0
5,753	(1)	Industrias CH, SA	24,294	0.0
			88,716	0.0

		Netherlands: 1.9%
5,908		AMG Advanced Metallurgical Group NV	213,586	0.1
3,092		ASM International NV	149,785	0.1
9,481		ASR Nederland NV	399,890	0.3
6,189	(4)	Euronext NV	381,251	0.2
9,148		IMCD NV	667,603	0.4
3,865		KAS Bank NV	26,902	0.0
1,419	(1)	Kendrion NV	34,595	0.0
8,830		Rhi Magnesita NV	489,977	0.3
478,561	(1),(2),(3)	SNS Reaal NV	–	–
3,528		TKH Group NV	170,388	0.1
62,237	(1)	TomTom NV	557,134	0.4
			3,091,111	1.9

		New Zealand: 0.3%
9,568		Hallenstein Glasson Holdings Ltd.	26,454	0.0
10,892		Kathmandu Holdings Ltd.	17,999	0.0
14,173		NEW Zealand King Salmon Investments Ltd.	20,811	0.0
41,622		NZX Ltd.	28,799	0.0
136,059		PGG Wrightson Ltd.	45,611	0.1
3,338	(1)	Serko Ltd.	7,501	0.0
63,203		Summerset Group Holdings Ltd.	267,337	0.2
13,217		Z Energy Ltd.	54,880	0.0
			469,392	0.3

		Norway: 1.5%
1,408		Aker ASA	99,110	0.1
4,802		Atea ASA	66,356	0.0
4,851		Austevoll Seafood ASA	61,949	0.0
211,450		DNO ASA	406,702	0.3
74,874		Kongsberg Gruppen ASA	1,043,711	0.6
51,237	(1)	Kvaerner ASA	72,472	0.1
6,351		Selvaag Bolig ASA	32,696	0.0
7,502		SpareBank 1 Nord Norge	58,820	0.0
59,056		SpareBank 1 SMN	607,046	0.4
10,349	(1)	Sparebanken Vest	65,105	0.0
			2,513,967	1.5

		Philippines: 0.0%
116,900		First Gen Corp.	45,854	0.0
88,200		Lopez Holdings Corp.	8,801	0.0
			54,655	0.0

		Poland: 0.1%
4,112	(1)	Grupa Lotos SA	102,809	0.1
29,912	(1)	Impexmetal SA	27,402	0.0
471	(1)	Lubelski Wegiel Bogdanka SA	7,114	0.0
9,094		Zespol Elektrowni Patnow Adamow Konin SA	20,204	0.0
			157,529	0.1

		Portugal: 0.3%
44,154		Navigator Co. SA/The	216,038	0.1
5,397		Semapa-Sociedade de Investimento e Gestao	94,297	0.1
39,303		Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	254,951	0.1
			565,286	0.3

		Qatar: 0.3%
6,576		Qatar Fuel QSC	331,364	0.2
26,127		United Development Co. QSC	120,661	0.1
			452,025	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: 1.3%
27,600		AEM Holdings Ltd.	$20,140	0.0
43,600		Banyan Tree Holdings Ltd	19,130	0.0
181,200		BreadTalk Group Ltd.	118,449	0.1
26,400		China Aviation Oil Singapore Corp. Ltd.	22,829	0.0
133,000		China Sunsine Chemical Holdings Ltd.	129,075	0.1
143,900		CSE Global Ltd.	46,105	0.0
20,700		Elec & Eltek International Co., Ltd.	29,638	0.0
356,500		Frasers Logistics & Industrial Trust	286,757	0.2
102,900		Frencken Group Ltd.	31,840	0.0
187,400		Golden Energy & Resources Ltd.	34,128	0.0
36,600		Ho Bee Investment Ltd.	68,272	0.1
67,580	(1)	Hong Leong Asia Ltd.	29,393	0.0
12,500		Hong Leong Finance Ltd.	24,346	0.0
35,500		HRnetgroup Ltd.	20,607	0.0
42,200		iFAST Corp. Ltd.	35,496	0.0
533,000		IGG, Inc.	810,740	0.5
206,444		Mapletree Industrial Trust	307,229	0.2
13,000		Micro-Mechanics Holdings Ltd.	16,223	0.0
13,300		Sing Investments & Finance Ltd.	15,116	0.0
24,100		Stamford Land Corp. Ltd.	8,772	0.0
92,100		Tai Sin Electric Ltd.	21,536	0.0
83,500	(1)	Tiong Woon Corp. Holding Ltd.	16,747	0.0
4,400		Venture Corp. Ltd.	53,446	0.1
			2,166,014	1.3

		South Africa: 0.4%
158,675		Alviva Holdings Ltd.	209,353	0.1
20,236		Hulamin Ltd.	6,789	0.0
44,762		Metair Investments Ltd.	62,973	0.1
1,883		MiX Telematics Ltd. ADR	33,894	0.0
32,074		Raubex Group Ltd.	45,196	0.0
18,680		Reinet Investments SCA	268,157	0.2
9,548		Telkom SA Ltd.	48,310	0.0
			674,672	0.4

		South Korea: 3.3%
5,241		AfreecaTV Co. Ltd.	196,221	0.1
432		Asia Holdings Co., Ltd.	48,764	0.0
2,329		Chong Kun Dang Pharmaceutical Corp.	222,769	0.1
50		Dae Han Flour Mills Co. Ltd.	8,267	0.0
5,728		Daewon Co. Ltd.	58,319	0.0
20,399		Daewon San Up Co. Ltd.	106,519	0.1
1,517	(1)	Daeyang Electric Co. Ltd.	18,867	0.0
4,212		Dongil Industries Co. Ltd.	222,288	0.1
21,929	(1)	Doosan Infracore Co., Ltd.	171,438	0.1
5,349		Douzone Bizon Co. Ltd	198,749	0.1
2,789	(1)	Eusu Holdings Co. Ltd.	22,558	0.0
174		Geumhwa PSC Co. Ltd.	4,810	0.0
2,065		GIIR, Inc.	14,224	0.0
1,302		GS Home Shopping, Inc.	222,334	0.2
7,449		Hankook Tire Co. Ltd.	280,203	0.2
1,894	(1)	Huneed Technologies	14,252	0.0
5,550		JB Financial Group Co. Ltd.	31,053	0.0
3,397		JLS Co. Ltd.	21,327	0.0
13,048		KISCO Corp.	67,284	0.1
3,213		Kiwoom Securities Co. Ltd.	250,021	0.2
6,463	(1)	Korea Aerospace Industries Ltd.	198,817	0.1
1,480		Korea Airport Service Co. Ltd.	62,360	0.1
6,991		Korea United Pharm, Inc.	147,559	0.1
5,784	(1)	KT Hitel Co. Ltd.	29,432	0.0
2,451	(1)	Kyeryong Construction Industrial Co., Ltd.	56,836	0.0
1,996		LF Corp.	44,406	0.0
1,579		LS Industrial Systems Co. Ltd.	74,690	0.1
3,276		Maeil Dairies Co. Ltd.	226,271	0.2
1,604		Maeil Holdings Co. Ltd.	15,929	0.0
218		Mi Chang Oil Industrial Co. Ltd.	15,087	0.0
1,361		Multicampus Corp.	64,004	0.1
41,094		Nexen Tire Corp.	364,533	0.2
5,867		Poongsan Corp./New	161,652	0.1
2,321		Pureun Mutual Savings Bank	16,130	0.0
887		S&T Holdings Co. Ltd.	10,417	0.0
843		Sam Jung Pulp Co. Ltd.	27,995	0.0
8,006		Sam Young Electronics Co. Ltd.	89,478	0.1
6,846		Samsung Securities Co. Ltd.	206,665	0.1
6,070		Samwonsteel Co. Ltd.	16,424	0.0
9,642		Seoul Semiconductor Co. Ltd.	206,446	0.1
7,301		SFA Engineering Corp.	269,369	0.2
6,767		SKC Co., Ltd.	236,351	0.2
10,757		SL Corp.	195,492	0.1
4,249		Soulbrain Co. Ltd.	194,711	0.1
126		Taekwang Industrial Co. Ltd.	153,897	0.1
4,014		UIL Co. Ltd	18,283	0.0
2,945		Uju Electronics Co. Ltd.	22,135	0.0
4,884		Visang Education, Inc.	30,742	0.0
1,233		Yesco Holdings Co. Ltd	45,767	0.0
4,602		Yoosung Enterprise Co. Ltd.	11,944	0.0
			5,394,089	3.3

		Spain: 1.4%
1,393		Almirall SA	23,634	0.0
4,652	(1)	Atento SA	18,375	0.0
21,614		Bankinter S.A.	168,767	0.1
10,842		Cia de Distribucion Integral Logista Holdings SA	279,971	0.2
101,419		Faes Farma SA	380,903	0.2
688		Iberpapel Gestion SA	25,042	0.1
10,703	(1)	Masmovil Ibercom SA	233,380	0.1
65,218		Melia Hotels International SA	654,311	0.4
15,018		Merlin Properties Socimi SA	201,478	0.1
1,162		Prim SA	14,830	0.0
52,374	(4)	Prosegur Cash SA	122,561	0.1
109,461	(1),(4)	Unicaja Banco SA	128,394	0.1
			2,251,646	1.4

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: 2.8%
2,249	(1)	Betsson AB	$20,713	0.0
3,827		BioGaia AB	155,604	0.1
39,710	(1)	Biotage AB	509,745	0.3
99,784		Bredband2 i Skandinavien AB	14,125	0.0
11,078		Cellavision AB	297,287	0.2
27,151		Concentric AB	393,086	0.3
31,846	(2),(4)	Dometic Group AB	227,219	0.1
28,212		Elekta AB	377,176	0.2
7,517		Eolus Vind AB	46,192	0.0
2,669	(1),(4)	Evolution Gaming Group AB	160,317	0.1
1,827		FormPipe Software AB	4,145	0.0
6,024		Humana AB	44,606	0.0
74,549		KappAhl AB	143,292	0.1
9,388		KNOW IT AB	170,077	0.1
7,867	(1)	Loomis AB	282,261	0.2
22,667		Peab AB	188,954	0.1
30,196	(4)	Resurs Holding AB	199,030	0.1
156,091		Rottneros AB	156,985	0.1
1,195		Sectra AB	29,092	0.0
3,012		Semcon AB	16,722	0.0
77,663		SSAB AB Class B	260,033	0.2
911		Svolder AB	9,374	0.0
7,208	(1)	Swedish Orphan Biovitrum AB	170,156	0.1
2,024		Tethys Oil AB	15,475	0.0
14,185		Vitrolife AB	250,567	0.2
31,947		Wihlborgs Fastigheter AB	416,791	0.3
			4,559,024	2.8

		Switzerland: 4.1%
224		Banque Cantonale de Geneve	44,036	0.0
448		Calida Holding AG	13,428	0.0
21		Carlo Gavazzi Holding AG	5,791	0.0
14,141		Coca-Cola HBC AG	475,266	0.3
1,440		Coltene Holding AG	137,511	0.1
6,453		Dufry Group	645,402	0.4
2,422		EDAG Engineering Group AG	44,411	0.1
146		Forbo Holding AG	203,567	0.1
304		Georg Fischer AG	269,463	0.2
273		Helvetia Holding AG	161,626	0.1
5,366		Julius Baer Group Ltd.	215,672	0.1
15,325		Logitech International SA	559,098	0.3
9		Metall Zug AG	26,333	0.0
37,824		OC Oerlikon Corp. AG	488,778	0.3
6,269		Oriflame Holding AG	139,457	0.1
413		Siegfried Holding AG	145,674	0.1
408		Straumann Holding AG	296,217	0.2
1,506		Swiss Life Holding AG	621,302	0.4
3,025		Swissquote Group Holding SA	142,464	0.1
6,259		Tecan Group AG	1,263,908	0.8
282		Thurgauer Kantonalbank	29,367	0.0
1,310	(1)	Tornos Holding AG	11,818	0.0
84		Vetropack Holding AG	191,564	0.1
5,219		Vontobel Holding AG	294,197	0.2
6,187	(1),(4)	Wizz Air Holdings PLC	245,691	0.1
			6,672,041	4.1

		Taiwan: 0.9%
7,759		Advancetek Enterprise Co. Ltd.	3,916	0.0
668,000		AU Optronics Corp.	261,855	0.2
35,000		Cathay No 2 REIT	17,802	0.0
33,000		Chenbro Micom Co. Ltd.	51,890	0.1
40,000		Chia Chang Co. Ltd.	46,628	0.0
38,000		Chroma ATE, Inc.	152,823	0.1
75,200		Coretronic Corp.	112,739	0.1
16,778		E-LIFE MALL Corp.	34,966	0.0
5,102	(1)	FIT Holding Co. Ltd.	3,280	0.0
82,000		Founding Construction & Development Co. Ltd.	43,237	0.0
15,000		Froch Enterprise Co. Ltd.	6,459	0.0
18,300		Hotung Investment Holdings Ltd.	22,294	0.0
22,800		Hsing TA Cement Co.	10,540	0.0
482,000		Innolux Corp.	166,219	0.1
13,000		Jarllytec Co. Ltd.	28,438	0.0
10,000		Lumax International Corp., Ltd.	21,522	0.0
14,177		Raydium Semiconductor Corp.	34,206	0.0
9,407		Senao International Co. Ltd.	10,642	0.0
9,000		Sinher Technology, Inc.	14,110	0.0
138,244		Sunrex Technology Corp.	79,925	0.1
27,000		Sweeten Real Estate Development Co. Ltd.	19,020	0.0
34,000		Taiwan Fire & Marine Insurance Co. Ltd.	21,893	0.0
26,000		Taiwan Surface Mounting Technology Co. Ltd.	39,698	0.0
114,000		Tsann Kuen Enterprise Co., Ltd.	76,092	0.1
32,000		Unitech Computer Co. Ltd.	20,133	0.0
47,000		Wah Lee Industrial Corp.	77,265	0.1
49,000		Winstek Semiconductor Co. Ltd	37,219	0.0
			1,414,811	0.9

		Thailand: 1.1%
76,200		AAPICO Hitech PCL	54,258	0.0
159,700		Banpu PCL	85,141	0.1
71,600		Esso Thailand PCL	25,082	0.0
183,700		Lanna Resources PCL	72,496	0.1
203,900		Star Petroleum Refining PCL	71,340	0.0
10,900		Thai Rayon PCL	13,991	0.0
825,800		Thanachart Capital PCL	1,423,464	0.9
			1,745,772	1.1

		Turkey: 0.1%
423,599		Albaraka Turk Katilim Bankasi AS	104,198	0.1
13,542		Is Yatirim Menkul Degerler A.S.	6,608	0.0
			110,806	0.1

		United Kingdom: 12.8%
98		4imprint Group PLC	2,553	0.0
25,884		Abcam PLC	451,150	0.3
47,759		Ashmore Group PLC	253,498	0.2
40,300	(4)	Auto Trader Group PLC	241,854	0.2
5,849		AVEVA Group PLC	209,077	0.1
260,037		B&M European Value Retail SA	1,107,258	0.7
39,556		Beazley PLC	256,724	0.2
6,058		Bellway PLC	225,311	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
80,269	(1)	Cairn Energy PLC	$196,965	0.1
4,313		Caretech Holdings PLC	20,082	0.0
2,399		Character Group PLC/The	16,677	0.0
90,511		Cineworld Group PLC	310,626	0.2
22,572		Clinigen Group Plc	236,278	0.1
153,049		Coats Group PLC	176,048	0.1
29,215		Computacenter PLC	401,213	0.2
24,212		Consort Medical PLC	296,097	0.2
103,528	(4)	ConvaTec Group PLC	194,100	0.1
32,129		Costain Group PLC	164,347	0.1
42,436		Dart Group PLC	441,322	0.3
139,746		Drax Group PLC	737,689	0.5
37,267		Electrocomponents PLC	266,021	0.2
127,702		Elementis PLC	305,722	0.2
72,287	(1)	EI Group PLC	191,045	0.1
14,872		Finsbury Food Group PLC	17,914	0.0
116,767	(1)	FLEX LNG Ltd.	152,980	0.1
4,270		Focusrite PLC	28,339	0.0
6,838		Games Workshop Group PLC	271,565	0.2
37,353	(1)	Gem Diamonds Ltd.	48,502	0.0
18,166		Genus PLC	530,377	0.3
9,748		Go-Ahead Group PLC	230,010	0.2
32,767		Gocompare.Com Group PLC	31,803	0.0
77,335		Grainger PLC	231,633	0.1
75,882		Hansteen Holdings PLC	91,714	0.1
590		Hargreaves Services PLC	2,294	0.0
223,340		Hays PLC	442,856	0.3
2,445		Headlam Group PLC	12,539	0.0
41,299		Hikma Pharmaceuticals PLC	873,717	0.5
29,243		Hill & Smith Holdings PLC	423,439	0.3
555	(1)	Hudson Ltd.	7,148	0.0
68,155		Hunting PLC	498,977	0.3
22,738		IG Group Holdings PLC	189,487	0.1
2,106	(1)	IMImobile PLC	6,270	0.0
122,053	(1)	Indivior PLC	181,844	0.1
23,296		Intermediate Capital Group PLC	310,981	0.2
4,768		J D Wetherspoon PLC	75,905	0.0
7,150		James Fisher & Sons PLC	181,556	0.1
100,639		JD Sports Fashion PLC	612,015	0.4
10,345		Johnson Service Group PLC	17,937	0.0
644		Judges Scientific PLC	21,713	0.0
57,448		Just Group PLC	76,506	0.0
3,978		K3 Capital Group PLC	13,042	0.0
6,152		Kainos Group PLC	33,970	0.0
43,876		Keller Group PLC	298,672	0.2
4,255		Keystone Law Group PLC	23,440	0.0
37,700		Kier Group PLC	255,557	0.2
88,448		LondonMetric Property PLC	217,845	0.1
8,035		LSL Property Services PLC	26,440	0.0
18,172		Luxfer Holdings PLC	361,805	0.2
2,335		Mattioli Woods PLC	22,587	0.0
12,901		Mcbride PLC	22,674	0.0
29,493		Meggitt PLC	199,749	0.1
34,431		Pagegroup PLC	199,654	0.1
10,083		Miton Group PLC	6,811	0.0
67,524		Moneysupermarket.com Group PLC	268,545	0.2
6,137	(1)	Morgan Sindall PLC	94,498	0.1
56,874		National Express Group PLC	294,056	0.2
10,816	(1)	Nomad Foods Ltd.	198,257	0.1
30,581		Northgate PLC	148,326	0.1
39,610		OneSavings Bank PLC	195,679	0.1
9,824	(1)	Oxford Biomedica PLC	88,907	0.1
206,565		Pendragon PLC	70,713	0.1
78,282		QinetiQ PLC	311,521	0.2
37,144		Redrow PLC	283,263	0.2
4,028	(1)	Regal Petroleum PLC	2,494	0.0
96,266		Rentokil Initial PLC	425,123	0.3
281,418		Restaurant Group PLC	551,006	0.3
46,522		Safestore Holdings PLC	352,074	0.2
6,197		SDL PLC	44,680	0.0
54,365		Softcat PLC	496,936	0.3
6,861		Spectris PLC	234,232	0.1
21,050		Speedy Hire PLC	16,289	0.0
20,407		Spirent Communications PLC	39,453	0.0
7,630		SSP Group Plc	66,782	0.0
60,046		Stock Spirits Group PLC	182,714	0.1
71,977		Synthomer PLC	338,604	0.2
41,284		Tate & Lyle PLC	372,661	0.2
864		Tribal Group PLC	860	0.0
9,186		Reach PLC	7,108	0.0
144,891	(1)	Tyman PLC	440,889	0.3
4,125		U & I Group PLC	10,980	0.0
27,807		Ultra Electronics Holdings PLC	468,144	0.3
26,232		Unite Group PLC	313,288	0.2
36,615	(1)	Vertu Motors PLC	18,897	0.0
57,829		Vesuvius PLC	427,086	0.3
168		Vitec Group PLC	2,556	0.0
150,657		Volution Group PLC	312,210	0.2
20,089		XLMedia PLC	22,528	0.0
3,585		YouGov PLC	20,807	0.0
			21,076,090	12.8

		United States: 0.4%
2,261	(1)	Allot Ltd.	15,804	0.0
10,900	(1)	Atlantic Power Corp.	27,293	0.0
3,713	(1)	Globant SA	250,999	0.2
2,770	(1)	Nova Measuring Instruments Ltd.	68,280	0.0
72,373	(1)	Pieris Pharmaceuticals, Inc.	207,711	0.1
25,788	(1)	Viemed Healthcare, Inc.	107,748	0.1
			677,835	0.4

	Total Common Stock (Cost $161,905,737)		161,146,683	98.1

EXCHANGE-TRADED FUNDS: 0.2%
8,784		Vanguard FTSE Developed Markets ETF	350,218	0.2

	Total Exchange-Traded Funds (Cost $324,640)		350,218	0.2

PREFERRED STOCK: 0.5%
		Brazil: 0.0%
2,158		Cia de Gas de Sao Paulo	47,868	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Germany: 0.5%
11,528	Draegerwerk AG & Co. KGaA	$640,198	0.4
212	Einhell Germany AG	16,120	0.0
50	KSB SE & Co. KGaA	16,505	0.0
6,198	Villeroy & Boch AG	94,910	0.1
		767,733	0.5

	South Africa: 0.0%
776	Absa Bank Ltd.	41,773	0.0

	Total Preferred Stock (Cost $803,079)	857,374	0.5

	Total Long-Term Investments (Cost $163,033,456)	162,354,275	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateral(5): 1.1%
690,413	Guggenheim Securities LLC, Repurchase Agreement dated 01/31/19, 2.60%, due 02/01/19 (Repurchase Amount $690,462, collateralized by various U.S. Government and U.S. Government Agency Obligations, 2.309%-7.000%, Market Value plus accrued interest $704,221, due 09/01/26-05/20/68)	690,413	0.5
1,000,000	Nomura Securities, Repurchase Agreement dated 01/31/19, 2.58%, due 02/01/19 (Repurchase Amount $1,000,071, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 02/15/19-11/20/68)	1,000,000	0.6
		1,690,413	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
1,844,780	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $1,844,780)	1,844,780	1.1

	Total Short-Term Investments (Cost $3,535,193)	3,535,193	2.2

	Total Investments in Securities (Cost $166,568,649)	$165,889,468	101.0
	Liabilities in Excess of Other Assets	(1,620,887)	(1.0)
	Net Assets	$164,268,581	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of January 31, 2019.

Sector Diversification	Percentage of Net Assets
Industrials	23.6%
Consumer Discretionary	13.5
Health Care	11.1
Information Technology	10.6
Materials	10.5
Financials	9.2
Real Estate	6.2
Energy	4.9
Communication Services	4.0
Consumer Staples	3.2
Utilities	1.8
Exchange-Traded Funds	0.2
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$35,397	$9,481,934	$–	$9,517,331
Austria	193,404	809,544	–	1,002,948
Belgium	452,824	1,817,009	–	2,269,833
Brazil	191,450	–	–	191,450
Canada	12,153,835	320,525	–	12,474,360
China	206,002	3,456,526	26,989	3,689,517
Denmark	70,949	1,243,041	–	1,313,990
Finland	299,264	1,521,173	–	1,820,437
France	1,475,873	8,379,282	–	9,855,155
Germany	481,354	5,556,353	–	6,037,707
Greece	27,862	23,498	–	51,360
Hong Kong	200,544	3,195,717	–	3,396,261
India	57,768	364,961	–	422,729
Indonesia	–	76,769	–	76,769
Ireland	513,767	489,079	–	1,002,846
Israel	1,029,461	2,435,814	–	3,465,275
Italy	360,905	8,511,684	–	8,872,589
Japan	28,751	40,676,289	–	40,705,040
Liechtenstein	108,177	–	–	108,177
Luxembourg	29,173	246,365	–	275,538
Malaysia	121,334	340,556	–	461,890
Mexico	88,716	–	–	88,716
Netherlands	524,572	2,566,539	–	3,091,111
New Zealand	72,065	397,327	–	469,392
Norway	–	2,513,967	–	2,513,967
Philippines	8,801	45,854	–	54,655
Poland	47,606	109,923	–	157,529
Portugal	–	565,286	–	565,286
Qatar	331,364	120,661	–	452,025
Singapore	56,858	2,109,156	–	2,166,014
South Africa	358,205	316,467	–	674,672
South Korea	936,132	4,457,957	–	5,394,089
Spain	58,247	2,193,399	–	2,251,646
Sweden	751,140	3,807,884	–	4,559,024
Switzerland	88,447	6,583,594	–	6,672,041
Taiwan	22,294	1,392,517	–	1,414,811
Thailand	–	1,745,772	–	1,745,772
Turkey	–	110,806	–	110,806
United Kingdom	5,260,568	15,815,522	–	21,076,090
United States	677,835	–	–	677,835
Total Common Stock	27,320,944	133,798,750	26,989	161,146,683
Exchange-Traded Funds	350,218	–	–	350,218
Preferred Stock	89,641	767,733	–	857,374
Short-Term Investments	1,844,780	1,690,413	–	3,535,193
Total Investments, at fair value	$29,605,583	$136,256,896	$26,989	$165,889,468
Other Financial Instruments+
Forward Foreign Currency Contracts	–	–	–	–
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(603)	$–	$(603)
Total Liabilities	$–	$(603)	$–	$(603)

(1)	For the period ended January 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2019, securities valued at $5,195,648 and $3,641,437 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, certain securities valued at $25,785 were transferred from Level 2 to Level 3 due to significant unobservable inputs.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2019, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	21,039,968	USD	193,215	Brown Brothers Harriman & Co.	02/04/19	$(55)
USD	24,182	JPY	2,646,265	HSBC Bank USA N.A.	02/01/19	(113)
JPY	5,294,571	USD	48,783	HSBC Bank USA N.A.	02/05/19	(435)
USD	40	MYR	165	The Bank of New York Mellon	02/07/19	–
						$(603)

Currency Abbreviations
JPY	-	Japanese Yen
MYR	-	Malaysian Ringgit
USD	-	United States Dollar

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $167,690,101.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$21,254,553
Gross Unrealized Depreciation	(22,534,022)

Net Unrealized Depreciation	$(1,279,469)

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 89.2%
	Communication Services: 9.9%
60,000	(1) Mail.ru Group Ltd. GDR	$1,480,198	1.9
296,907	Mobile TeleSystems PJSC ADR	2,553,400	3.3
108,000	(1) Yandex NV	3,626,640	4.7
		7,660,238	9.9

	Consumer Staples: 4.2%
125,000	X5 Retail Group N.V. GDR	3,297,416	4.2

	Energy: 35.5%
532,638	Gazprom Neft JSC	2,788,155	3.6
95,000	Gazprom Neft PJSC ADR	2,470,000	3.2
1,445,000	Gazprom PJSC	3,600,288	4.7
124,800	Lukoil PJSC ADR	10,008,960	12.9
31,300	Novatek PJSC GDR	5,746,650	7.4
38,700	Tatneft PJSC ADR	2,839,806	3.7
		27,453,859	35.5

	Financials: 18.0%
285,000	Halyk Savings Bank of Kazakhstan JSC GDR	2,870,523	3.7
1,350,000	(1) Moscow Exchange MICEX-RTS PJ	1,920,449	2.5
900,000	Sberbank of Russia PJSC	3,008,427	3.9
450,000	Sberbank PAO ADR	6,111,000	7.9
		13,910,399	18.0

	Industrials: 1.5%
120,000	Globaltrans Investment PLC GDR	1,188,000	1.5

	Information Technology: 6.3%
24,000	(1) EPAM Systems, Inc.	3,395,520	4.4
25,000	(1) Luxoft Holding, Inc.	1,450,750	1.9
		4,846,270	6.3

	Materials: 10.0%
300,000	(1) Kinross Gold Corp.	1,002,321	1.3
180,000	MMC Norilsk Nickel PJSC ADR	3,781,800	4.9
215,000	PhosAgro OJSC GDR	2,931,340	3.8
		7,715,461	10.0

	Real Estate: 1.1%
420,000	Etalon Group PLC GDR	861,000	1.1

	Utilities: 2.7%
35,500,000	Inter RAO UES PJSC	2,078,843	2.7

	Total Common Stock
	(Cost $46,528,536)	69,011,486	89.2

PREFERRED STOCK: 8.8%
	Energy: 8.8%
2,500,000	Surgutneftegas	1,548,271	2.0
600,000	Tatneft	5,228,699	6.8

	Total Preferred Stock
	(Cost $3,903,467)	6,776,970	8.8

	Total Long-Term Investments
	(Cost $50,432,003)	75,788,456	98.0

SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
1,427,965	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290%
	(Cost $1,427,965)	1,427,965	1.8

	Total Short-Term Investments
	(Cost $1,427,965)	1,427,965	1.8

	Total Investments in Securities (Cost $51,859,968)	$77,216,421	99.8
	Assets in Excess of Other Liabilities	154,938	0.2
	Net Assets	$77,371,359	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of January 31, 2019.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$6,180,040	$1,480,198	$–	$7,660,238
Consumer Staples	–	3,297,416	–	3,297,416
Energy	15,318,766	12,135,093	–	27,453,859
Financials	6,111,000	7,799,399	–	13,910,399
Industrials	1,188,000	–	–	1,188,000
Information Technology	4,846,270	–	–	4,846,270
Materials	4,784,121	2,931,340	–	7,715,461
Real Estate	861,000	–	–	861,000
Utilities	–	2,078,843	–	2,078,843
Total Common Stock	39,289,197	29,722,289	–	69,011,486
Preferred Stock	–	6,776,970	–	6,776,970
Short-Term Investments	1,427,965	–	–	1,427,965
Total Investments, at fair value	$40,717,162	$36,499,259	$–	$77,216,421

(1)	For the period ended January 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2019, securities valued at $3,078,000 and $3,264,829 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $51,994,164.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$27,286,671
Gross Unrealized Depreciation	(2,063,850)

Net Unrealized Appreciation	$25,222,821

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	March 29, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 29, 2019